As filed with the Securities and Exchange Commission on October 30, 1995.

                                        1933 Act File No. 33-34929
                                        1940 Act File No. 811-06110


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D. C.  20549

                            FORM N-lA
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                 Pre-Effective Amendment No.                     [ ]
                 Post-Effective Amendment No. 13                 [X]
                               and
                   REGISTRATION STATEMENT UNDER
                THE INVESTMENT COMPANY ACT OF 1940               [X]
                         Amendment No. 15                        [X]

                    WESTERN ASSET TRUST, INC.
        (Exact Name of Registrant as Specified in Charter)

                     111 South Calvert Street
                    Baltimore, Maryland 21202
             (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (410) 539-0000

                            Copies to:
CHARLES A. BACIGALUPO                         R. GREGORY MORGAN, ESQ.
111 South Calvert Street                      Munger, Tolles & Olson
Baltimore, Maryland 21202                     355 South Grand Avenue
(Name and Address of                                35th Floor
  Agent for Service)                         Los Angeles, CA 90071-1560

It is proposed that this filing will become effective:


[X]    immediately upon filing pursuant to Rule 485(b)
[ ]    on ______________ pursuant to Rule 485(b)
[ ]    60 days after filing pursuant to Rule 485(a)(i)
[ ]    on               , 1995 pursuant to Rule 485(a)(i)
[ ]    75 days after filing pursuant to Rule 485(a)(ii)
[ ]    on        , 1995 pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


  Registrant has filed a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on August 29, 1995.

                    WESTERN ASSET TRUST, INC.


                Contents of Registration Statement

This registration statement consists of the following papers and documents:


Cover Sheet

Table of Contents

Cross Reference Sheets

Part A

  Prospectus for the following Portfolios:
            Money Market Portfolio
            Short Duration Portfolio
            Limited Duration Portfolio
            Intermediate Duration Portfolio
            Full Range Duration Portfolio
            Long Duration Portfolio

  Prospectus for the following Portfolios:
            Corporate Securities Portfolio
            Mortgage Securities Portfolio
            International Securities Portfolio

Part B

  Statement of Additional Information for the following Portfolios:
            Money Market Portfolio
            Short Duration Portfolio
            Limited Duration Portfolio
            Intermediate Duration Portfolio
            Full Range Duration Portfolio
            Long Duration Portfolio

  Statement of Additional Information for the following Portfolios:
            Corporate Securities Portfolio
            Mortgage Securities Portfolio
            International Securities Portfolio

Part C - Other Information

Signature Page

Exhibit Index

Exhibits

PAGE

                    WESTERN ASSET TRUST, INC.

                      Money Market Portfolio
                     Short Duration Portfolio
                    Limited Duration Portfolio
                 Intermediate Duration Portfolio
                  Full Range Duration Portfolio
                     Long Duration Portfolio

                      Cross Reference Sheet

Part A. Item No.              Prospectus Caption

        1                     Cover Page

        2                     Prospectus Summary; Expense Information

        3                     Financial Highlights; Other Information

        4                     Investment Objectives and Policies;
                              Description of Securities
                              and Investment  Techniques; Other Information

        5                     Management of the Fund; Expense Information;
                              Back Cover Page


        5A Not Applicable as to the Full Range Duration Portfolio and the Intermediate Duration Portfolio because the information called for by this item with respect to such Portfolios was contained in the annual report of such Portfolios. Not applicable as to the Money Market Portfolio, Short Duration Portfolio, Limited Duration Portfolio and Long Duration Portfolio in reliance on Instruction 5 to Item 5A, because the Statement of Additional Information does not contain audited financial statements covering a period of operations of such Portfolios of at least six months.

        6 Dividends and Other Distributions; Federal Tax Treatment of Dividends and Other Distributions; Other Information

        7                     Purchase of Shares; How Net Asset
                              Value is Determined; Other Information

        8                     Redemption of Shares

        9                     Not Applicable

                    WESTERN ASSET TRUST, INC.
                  Mortgage Securities Portfolio
                  Corporate Securities Portfolio
                International Securities Portfolio

                      Cross Reference Sheet

Part A. Item No.              Prospectus Caption

        1                     Cover Page

        2                     Prospectus Summary; Expense Information

        3                     Financial Highlights; Other Information

        4                     Investment Objectives and Policies;
                              Description of Securities and Investment
                              Techniques; Other Information

        5                     Management of the Fund; Expense Information; Back
                              Cover Page

        5A Not Applicable as to the International Securities Portfolio because the information called for by this item with respect to such Portfolio was contained in the annual report of such Portfolio. Not applicable as to the Mortgage Securities and Corporate Securities Portfolio in reliance on Instruction 5 to Item 5A, because the Statement of Additional Information does not contain audited financial statements covering a period of operations of such Portfolios of at least six months.

        6 Dividends and Other Distributions; Federal Tax Treatment of Dividends and Other Distributions; Other Information

        7                     Purchase of Shares; How Net Asset
                              Value is Determined; Other Information

        8                     Redemption of Shares

        9                     Not Applicable

                    WESTERN ASSET TRUST, INC.

                      Money Market Portfolio
                     Short Duration Portfolio
                    Limited Duration Portfolio
                 Intermediate Duration Portfolio
                  Full Range Duration Portfolio
                     Long Duration Portfolio

                      Cross Reference Sheet

                              Statement of Additional
Part B. Item No.              Information Caption

       10                     Cover Page

       11                     Table of Contents

       12                     Not Applicable

       13                     Additional Information About
                                Investment Limitations and
                                Policies

       14                     Management of the Fund

       15                     Principal Holders of Securities

       16                     Management of the Fund;
                                Other Information

       17                     Portfolio Transactions and
                                Brokerage

       18                     Other Information

       19                     Purchases and Redemptions

       20                     Additional Tax Information

       21                     Management of the Fund

       22                     Other Information

       23                     Financial Statements And Reports of
                                Independent Accountants

                     WESTERN ASSET TRUST, INC.

                  Mortgage Securities Portfolio
                  Corporate Securities Portfolio
                International Securities Portfolio

                      Cross Reference Sheet

                              Statement of Additional
Part B. Item No.              Information Caption

       10                     Cover Page

       11                     Table of Contents

       12                     Not Applicable

       13                     Additional Information About
                                Investment Limitations and
                                Policies

       14                     Management of the Fund

       15                     Principal Holders of Securities

       16                     Management of the Fund;
                                Other Information

       17                     Portfolio Transactions and
                                Brokerage

       18                     Other Information

       19                     Purchases and Redemptions

       20                     Additional Tax Information

       21                     Management of the Fund

       22                     Other Information

       23                     Financial Statements And Reports of
                                Independent Accountants

                                                                    PROSPECTUS
                           WESTERN ASSET TRUST, INC.
                             MONEY MARKET PORTFOLIO
                            SHORT DURATION PORTFOLIO
                           LIMITED DURATION PORTFOLIO
                        INTERMEDIATE DURATION PORTFOLIO
                         FULL RANGE DURATION PORTFOLIO
                            LONG DURATION PORTFOLIO
       Western Asset Trust, Inc. ("Fund") is a no-load, open-end, management investment company currently consisting of nine separate professionally managed investment portfolios. The six portfolios described in this Prospectus -- the Money Market Portfolio, Short Duration Portfolio, Limited Duration Portfolio, Intermediate Duration Portfolio, Full Range Duration Portfolio and Long Duration Portfolio (collectively, "Portfolios") -- are intended to provide pension and profit-sharing plans, other employee benefit trusts, endowments, foundations, other institutions and corporations, as well as high net worth individuals, with access to the professional investment management services of Western Asset Management Company, the investment adviser to the Fund. The Short Duration, Limited Duration, Intermediate Duration, Full Range Duration and Long Duration Portfolios seek to maximize total return, consistent with prudent investment management and liquidity needs, by investing in a portfolio of fixed income securities and related instruments to achieve a specified average duration. Duration is a measure of the expected life of a fixed income security on a cash flow basis. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. The Portfolios described in this Prospectus are diversified. ALTHOUGH THE MONEY MARKET PORTFOLIO WILL ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

       Of the six portfolios covered by this Prospectus, only the Full Range Duration Portfolio, the Limited Duration Portfolio and the Intermediate Duration Portfolio have commenced operations.


       This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information about the Fund dated October 30, 1995, has been filed with the Securities and Exchange Commission ("SEC") and, as amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge upon request from Western Asset Trust, Inc., (818) 584-4300.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
              THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
                SECURITIES COMMISSION NOR HAS THE SECURITIES AND
                  EXCHANGE COMMISSION OR ANY STATE SECURITIES
                     COMMISSION PASSED UPON THE ACCURACY OR
                        ADEQUACY OF THIS PROSPECTUS. ANY
                         REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

Dated: October 30, 1995

                  WESTERN ASSET MANAGEMENT
             2
                               TABLE OF CONTENTS

Prospectus Summary.........................................................       3
Investment Risks and Considerations........................................       4
Expense Information........................................................       7
Financial Highlights.......................................................       8
Investment Objectives and Policies.........................................      11
Description of Securities and Investment Techniques........................      15
Purchase of Shares.........................................................      28
Redemption of Shares.......................................................      29
Exchange Privilege.........................................................      31
How Net Asset Value is Determined..........................................      31
Dividends and Other Distributions..........................................      32
Federal Tax Treatment of Dividends and Other Distributions.................      32
Management of the Fund.....................................................      34
Other Information..........................................................      36
Appendix...................................................................      38

                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                  3
                               PROSPECTUS SUMMARY
THE FUND

       Western Asset Trust, Inc. is a no-load, open-end management investment company that was organized as a Maryland corporation on May 16, 1990. The Fund consists of nine separate professionally managed investment Portfolios, each with its own investment objective and policies. Six of those portfolios are offered through this Prospectus -- the Money Market Portfolio, Short Duration Portfolio, Limited Duration Portfolio, Intermediate Duration Portfolio, Full Range Duration Portfolio and Long Duration Portfolio. The Portfolios are designed to provide pension and profit-sharing plans, other employee benefit trusts, endowments, foundations, other institutions and corporations, as well as high net worth individuals, with access to the professional investment management services offered by Western Asset Management Company, the investment adviser to the Fund. Of the six Portfolios covered by this Prospectus, only the Full Range Duration Portfolio, the Limited Duration Portfolio and the Intermediate Duration Portfolio have commenced operations.

INVESTMENT OBJECTIVES

       MONEY MARKET PORTFOLIO - The investment objective of the Money Market Portfolio is to obtain high current income consistent with liquidity and conservation of principal. This Portfolio seeks to attain its objective by investing in high quality money market instruments considered under SEC regulations to have a remaining term to maturity of 397 days or less. This Portfolio will maintain a dollar-weighted average maturity of 90 days or less.


       TOTAL RETURN PORTFOLIOS - The investment objective of each of the following five portfolios ("Total Return Portfolios") is to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for that Portfolio. Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have call provisions that allow the issuer to redeem the security at specified dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. It is therefore considered a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity. See page 27 for a further explanation of the term "duration" and its application to various fixed income securities.

       Each Portfolio seeks to achieve its objective by investing primarily in U.S. dollar-denominated fixed income and other debt securities of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"), mortgage-related securities and money market instruments. The Portfolios differ in terms of the dollar-weighted average duration of their respective portfolio securities and/or in the proportion of their assets invested in certain types of securities and, therefore, their relative risk. See "Investment Objectives and Policies," page 11.

                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             4

                        DOLLAR-WEIGHTED
PORTFOLIO               AVERAGE DURATION
Short Duration          Six to fifteen months
Limited Duration        One to three years
Intermediate Duration   Two to four years
Full Range Duration     Within (plus/minus) 20% of the average duration
                        of the domestic bond market as a whole,
                        as determined by the Adviser
Long Duration           At least eight years

       The average duration of a Total Return Portfolio may be less than that specified during periods of unusual liquidity needs or immediately following a major infusion of cash.
       There can be no assurance that the investment objective of any Portfolio will be achieved. Because the market value of each of the Total Return Portfolios' investments will change, the net asset value per share of each such Portfolio also will vary. The Money Market Portfolio will attempt to maintain a net asset value of $1.00 per share, but there can be no assurance this will be achieved.

                      INVESTMENT RISKS AND CONSIDERATIONS

       All Portfolios may invest in U.S. Government Securities, some of which may not be backed by the full faith and credit of the United States. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. Government, government agencies or other guarantors, the market value of the securities is not guaranteed. Events such as prepayments on underlying mortgage loans also may adversely affect the return from mortgage-related securities. Securities rated Baa by Moody's Investors Service, Inc. ("Moody's") are deemed by that agency to have speculative characteristics.
       All Portfolios may invest in U.S. dollar-denominated securities of foreign issuers, which are subject to additional risk factors not applicable to securities of U.S. issuers, including risks arising from confiscatory taxation, taxes on purchases and sales, interest and dividend income, political and economic developments abroad and differences in the regulation of issuers or securities markets. Securities of foreign issuers may also be less liquid and their prices more volatile than securities of U.S. issuers. The economy of a foreign nation may be more or less favorable than the U.S. economy.

                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                  5
       All Portfolios may invest in repurchase agreements, which entail a risk of loss if the seller defaults on its obligations and the Portfolio involved is delayed or prevented from exercising its rights to dispose of the collateral securities. All of the Total Return Portfolios may purchase securities on a when-issued basis. Securities purchased on a when-issued basis may decline or appreciate in market value prior to delivery.

       All of the Total Return Portfolios may use options, futures contracts on fixed income instruments and options on such futures for hedging purposes or as part of their investment strategies. Use of these instruments involves certain costs and risks, including the risk that a Portfolio could not close out a futures or option position when it would be most advantageous to do so, and the risk of an imperfect correlation between the value of the security being hedged and the value of the particular instrument. See "Investment Objectives and Policies," page 11, and "Description of Securities and Investment Techniques," page 15.

       The Total Return Portfolios are intended to have different average durations. When interest rates are falling, a Portfolio with a shorter duration generally will not generate as high a level of total return as a Portfolio with a longer duration. Conversely, when interest rates are rising, a Portfolio with a shorter duration will generally outperform longer duration portfolios. Assuming that long-term interest rates are higher than short-term rates (which is commonly the case), shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios when interest rates are flat. Shorter duration portfolios are, however, subject generally to less fluctuation in their principal values as interest rates change.
INVESTMENT ADVISER AND FUND ADMINISTRATOR

       Western Asset Management Company serves as investment adviser ("Adviser") to the Fund. Legg Mason Fund Adviser, Inc. serves as the Fund's administrator ("Administrator"). The Adviser renders investment advice to investment companies that as of September 30, 1995 had approximately $3.2 billion aggregate assets under management and private accounts totaling approximately $15.0 billion. The Administrator also serves as investment adviser, manager or consultant to investment companies with assets of approximately $5.0 billion as of the same date. See "The Fund's Investment Adviser" and "The Fund's Administrator," page 34.

PURCHASE OF SHARES
       Shares of each Portfolio are offered without a sales charge at the net asset value per share next determined after receipt of a purchase order and payment in proper form. Each investor in any Portfolio must make a minimum initial investment of $1,000,000 in that Portfolio. After such an initial investment has been made, an investor may invest amounts of $10,000 or more in that Portfolio. The Fund has no plan under Rule 12b-1 imposing fees for distribution expenses. See "Purchase of Shares," page 28.

                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             6
REDEMPTION AND EXCHANGES
       Shares of each Portfolio may be redeemed without charge at the net asset value per share of the Portfolio next determined after receipt of the redemption request in proper form. Shares of any Portfolio may be exchanged for shares of any other Portfolio described in this Prospectus on the basis of their relative per share net asset values. See "Redemption of Shares," page 29, and "Exchange Privilege," page 31.
DIVIDENDS AND OTHER DISTRIBUTIONS

       The Money Market Portfolio declares dividends daily and pays them monthly. Each of the Total Return Portfolios declares and pays dividends quarterly out of its net investment income. All dividends and other distributions are automatically reinvested, unless cash payment is requested. See "Dividends and Other Distributions" and "Federal Tax Treatment of Dividends and Other Distributions," page 32.

CUSTODIAN AND TRANSFER AGENT

       State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, and Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer agent and dividend-disbursing agent. The Fund may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. See "The Fund's Custodian and Transfer Agent,"page 35.

                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                  7
                              EXPENSE INFORMATION

       The purpose of the following table is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly. "Management Fees" and "Other Expenses" for the Full Range Duration Portfolio and Intermediate Duration Portfolio are based on their fees and expenses for the fiscal year ended June 30, 1995. For the other Portfolios, "Management Fees" are based on the Fund's current contracts, and "Other Expenses" are estimates for their initial year of operations.

SHAREHOLDER TRANSACTION EXPENSES

Sales load imposed on purchases                        None
Sales load imposed on reinvested distributions         None
Deferred Sales Load                                    None
Redemption fees                                        None
Exchange fees                                          None

ANNUAL FUND OPERATING EXPENSES (AFTER VOLUNTARY FEE WAIVERS):
(as a percentage of average net assets)

                                                                                     Money Market
                                  Full Range     Intermediate      Limited and           and
                                   Duration        Duration       Long Duration     Short Duration
                                  Portfolio       Portfolio        Portfolios         Portfolios
Management Fees                       .40%             .40%             .40%              .30%
Other Expenses                        .13%            1.20%             .25%              .20%
Less Voluntary Fee Waivers and
  Reimbursements                     (.03%)          (1.10%)           (.15%)            (.10%)
Total Fund Operating Expenses         .50%             .50%             .50%              .40%


       The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period.

                                       1 Year       3 Years       5 Years       10 Years
Full Range Duration
  Portfolio                              $5           $16           $28            $63
Intermediate Duration Portfolio          $5           $16           $28            $63
Limited and Long Duration
  Portfolios                             $5           $16           N/A            N/A
Money Market and
  Short Duration
  Portfolios                             $4           $13           N/A            N/A


                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             8

       This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same over the time periods shown. The above tables and the assumption in the example of a $1,000 investment and a 5% annual return are required by regulations of the SEC applicable to all mutual funds. THE ASSUMED 5% ANNUAL RETURN IS NOT A PREDICTION OF, AND DOES NOT REPRESENT, ANY PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE. THE ABOVE TABLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. A Portfolio's actual expenses will depend upon, among other things, the level of average net assets, the levels of sales and redemptions of shares, the extent to which a Portfolio incurs variable expenses, such as transfer agency costs, and whether the Adviser reimburses all or a portion of the Portfolio's expenses and/or waives all or a portion of its advisory and other fees.

FEE WAIVERS

       The Adviser has voluntarily agreed to waive its fees and/or reimburse each Portfolio to the extent the Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any other extraordinary expenses) exceed during any month an annual rate of 0.50% of the Portfolio's average daily net assets for such month for the Limited Duration, Intermediate Duration, Full Range Duration and Long Duration Portfolios, and 0.40% of the Portfolio's average daily net assets for such month for the Money Market and Short Duration Portfolios until December 31, 1995. For the Limited Duration, Money Market, Full Range Duration and Long Duration Portfolios, the Administrator has voluntarily agreed to limit its annual fee to 0.05% of the Portfolio's average daily net assets.


       If the Adviser and the Administrator had not undertaken to limit Fund expenses as described above, the projected total expenses of the Short Duration Portfolio would be 0.45% of average daily net assets, the projected total expenses of the Money Market Portfolio would be 0.50% of average daily net assets, the projected total expenses of the Limited Duration and Long Duration Portfolios would be 0.65% of average daily net assets; the actual expenses of the Intermediate Duration Portfolio would have been 1.60% of average daily net assets and the actual expenses of the Full Range Duration Portfolio would have been 0.53% of average daily net assets. These agreements are voluntary and may be terminated by the Adviser or the Administrator at any time.

                              FINANCIAL HIGHLIGHTS
                         FULL RANGE DURATION PORTFOLIO

       The financial highlights for the years ended June 30, 1995, 1994, 1993 and 1992, and for the period September 4, 1990 (Commencement of Operations) through June 30, 1991, have been obtained from the financial statements which have been audited by Price Waterhouse LLP, independent accountants. The Full Range Duration Portfolio's financial statements for the year ended June 30, 1995, and the unqualified report of Price Waterhouse LLP thereon, are included in the Full Range Duration Portfolio's 1995 Annual Report to Shareholders and are incorporated by reference in the Statement of Additional Information.


                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                  9

       As of the date of this Prospectus, the Money Market Portfolio, Short Duration Portfolio and Long Duration Portfolio have not commenced operations. The Limited Duration Portfolio is scheduled to commence operations on November 1, 1995. Accordingly, no condensed financial information with respect to those Portfolios is included in the following tables.


            YEARS ENDED JUNE 30,                1995       1994       1993       1992       1991A
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $105.02    $116.64    $112.04    $106.28    $100.00
Net investment incomeB                            6.82       5.64       6.57       6.90       6.66
Net realized and unrealized gain (loss) on
  investmentsC                                    7.19      (6.28)      8.71       8.72       4.28
Total from investment operations                 14.01      (0.64)     15.28      15.62      10.94
Distributions to shareholders from:
  Net investment income                          (6.86)     (6.11)     (6.72)     (7.11)     (4.66)
  Net realized gain on investments                  --      (4.87)     (3.96)     (2.75)        --
Total distributions                              (6.86)    (10.98)    (10.68)     (9.86)     (4.66)
Net asset value, end of period                 $112.17    $105.02    $116.64    $112.04    $106.28
Total return                                     14.12%    (0.89)%     14.52%     15.61%     11.01%D
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
  ExpensesB                                       0.50%      0.50%      0.50%      0.50%      0.65%E
  Net investment incomeB                           7.0%       6.0%       6.0%       6.7%       8.0%E
Portfolio turnover rate                         257.90%    272.49%    313.05%    299.65%    177.25%E
Net assets, end of period
  (in thousands)                               $336,774   $205,959   $135,886    $92,892    $43,076



AFOR THE PERIOD SEPTEMBER 4, 1990 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1991.


BNET OF INVESTMENT ADVISORY FEES WAIVED PURSUANT TO A VOLUNTARY EXPENSE LIMITATION AS FOLLOWS: 0.65% THROUGH JUNE 30, 1991; 0.50% THEREAFTER AND A VOLUNTARY ADMINISTRATIVE EXPENSE WAIVER OF 0.05%. PURSUANT TO THIS LIMITATION, ADVISORY FEES OF $69,442, $66,823, $71,911, AND $128,262 WERE WAIVED FOR THE YEARS ENDED JUNE 30, 1995, 1994, 1993 AND JUNE 30, 1992, RESPECTIVELY. ADDITIONALLY, ADVISORY FEES OF $54,697 REMAIN WAIVED FROM THE PRIOR PERIOD ENDED JUNE 30, 1991. IN THE ABSENCE OF THIS LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN .53% FOR THE YEAR ENDED JUNE 30, 1995, .58% FOR THE YEAR ENDED JUNE 30, 1994, .57% FOR THE YEAR ENDED JUNE 30, 1993, .70% FOR THE YEAR ENDED JUNE 30, 1992, AND .81% FOR THE PERIOD SEPTEMBER 4, 1990 TO JUNE 30, 1991.


CTHE AMOUNT PRESENTED IS CALCULATED PURSUANT TO A METHODOLOGY PRESCRIBED BY THE SEC FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR. THIS AMOUNT IS INCONSISTENT WITH THE FUND'S AGGREGATE GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND REDEMPTIONS OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES FOR THE INVESTMENT PORTFOLIO.


DNOT ANNUALIZED FOR PERIODS OF LESS THAN A FULL YEAR.


EANNUALIZED.


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                  WESTERN ASSET MANAGEMENT
             10



                              FINANCIAL HIGHLIGHTS
                        INTERMEDIATE DURATION PORTFOLIO

       The financial highlights for the year ended June 30, 1995 have been obtained from the financial statements which have been audited by Price Waterhouse LLP, independent accountants. The Intermediate Duration Portfolio's financial statements for the year ended June 30, 1995 and the unqualified report of Price Waterhouse LLP thereon, are included in the Intermediate Duration Portfolio's 1995 Annual Report to Shareholders and are incorporated by reference in the Statement of Additional Information.


                             YEAR ENDED JUNE 30,                                  1995
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                            $100.00
Net investment incomeA                                                             3.86
Net realized and unrealized gain (loss) on investmentsB                            6.02
Total from investment operations                                                   9.88
Distributions to shareholders from:
  Net investment income                                                           (2.47)
  Net realized gain on investments                                                (0.05)
Total distributions                                                               (2.52)
Net asset value, end of period                                                  $107.36
Total return                                                                      10.08%
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
  ExpensesA                                                                        0.50%
  Net investment incomeA                                                           6.11%
Portfolio turnover rate                                                          764.45%
Net assets, end of period (in thousands)                                        $20,313







ANET OF INVESTMENT ADVISORY FEES WAIVED PURSUANT TO A VOLUNTARY EXPENSE LIMITATION OF 0.50% AND A VOLUNTARY ADMINISTRATIVE EXPENSE WAIVER OF 0.05%. PURSUANT TO THIS LIMITATION, ADVISORY FEES OF $29,571 WERE WAIVED FOR
THE YEAR ENDED JUNE 30, 1995. IN THE ABSENCE OF THIS LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.60%.


BTHE AMOUNT PRESENTED IS CALCULATED PURSUANT TO A METHODOLOGY PRESCRIBED BY THE SEC FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR. THIS AMOUNT IS INCONSISTENT WITH THE FUND'S AGGREGATE GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND REDEMPTIONS OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES FOR THE INVESTMENT PORTFOLIO.








                     PROSPECTUS
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                                      WESTERN ASSET MANAGEMENT
                                                                 11

       Further information about the performance of the Full Range Duration Portfolio and the Intermediate Duration Portfolio is contained in each Portfolio's 1995 Annual Report to Shareholders which may be obtained from the Adviser without charge.

                       INVESTMENT OBJECTIVES AND POLICIES
       The following describes the investment objective and policies of each Portfolio. The securities and investment techniques discussed in this section are described in greater detail under the heading "Description of Securities and Investment Techniques" and in the Statement of Additional Information.
MONEY MARKET PORTFOLIO
       The investment objective of the Money Market Portfolio is to obtain high current income consistent with liquidity and conservation of principal. The Portfolio seeks to attain this objective by investing in high quality money market instruments, which include, but are not limited to, marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; instruments of domestic and foreign banks and savings and loan institutions (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances) provided that the issuing bank or institution has total assets of over $1 billion at the time of purchase or the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation; commercial paper; and repurchase agreements involving any of the above instruments. A money market instrument is considered to be "high quality" if it has received one of the two highest ratings by two or more nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one has rated the security) or, if unrated, is determined by the Adviser, acting pursuant to guidelines established by the Board of Directors, to be of comparable quality. There can be no assurance that the Money Market Portfolio will meet its investment objective.
       The Money Market Portfolio will not purchase instruments having a remaining term to maturity of more than 397 days (except that the Portfolio may enter into short-term repurchase agreements involving securities that are considered under SEC regulations to have a term to maturity of

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                  WESTERN ASSET MANAGEMENT
             12
more than 397 days), and will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less. It may purchase securities on a when-issued basis. This Portfolio will invest only in U.S. dollar-denominated securities.
       SEC regulations divide eligible money market securities into two categories. "First tier" securities are those rated in the highest rating category by at least two NRSROs (or one NRSRO if only one has rated the security) or, if unrated, determined by the Adviser to be of comparable quality. "Second tier" securities are all other high quality securities. The Money Market Portfolio may not invest more than five percent of its total assets in first tier securities of any one issuer (other than a security issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities), except on a temporary basis. The Portfolio may not invest more than one percent of its total assets, or $1 million, whichever is greater, in the second tier securities of any one issuer, and may not invest more than five percent of its total assets in second tier securities generally. Both the percentages and the quality standards set forth in this paragraph are measured at the time a security is purchased. Purchases of unrated securities and purchases of securities rated by only a single NRSRO must be approved or ratified by the Fund's Board of Directors.
TOTAL RETURN PORTFOLIOS

       The investment objective of each of the Total Return Portfolios is to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for that Portfolio. "Total Return" includes interest from underlying securities, capital gains and appreciation on the securities held in the Portfolio, and gains from the use of futures and options. As set forth below, the Total Return Portfolios differ from one another primarily in the range of duration and/or in the proportion of assets invested in certain types of securities. Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have call provisions that allow the issuer to redeem the security at specified dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. It is therefore considered a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity. See page 27 for a further explanation of the term "duration" and its application to various fixed income securities. There can be no assurance that any of the Total Return Portfolios will achieve their investment objectives.


       The Total Return Portfolios invest primarily in the following types of securities: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; U.S. dollar-denominated fixed income securities of non-governmental domestic or foreign issuers rated Baa or better by Moody's or BBB or better by Standard & Poor's Ratings Group ("S&P"), securities comparably rated by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality; mortgage-and other asset-backed securities; U.S. dollar-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies or supranational entities. The Total


                     PROSPECTUS
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                                      WESTERN ASSET MANAGEMENT
                                                                 13
Return Portfolios may also invest in certificates of deposit, time deposits and bankers' acceptances issued by domestic and foreign banks and denominated in U.S. dollars; and may engage in repurchase agreements and reverse repurchase agreements involving any of the foregoing.
       Each Total Return Portfolio is authorized to invest up to 25% of its total assets in the securities of foreign issuers. However, each Portfolio presently intends to limit such investments to securities denominated in U.S. dollars. Each Total Return Portfolio may invest or hold up to 5% of its net assets in debt securities that are rated below investment grade but rated B or higher by Moody's or S&P. See the Appendix to the Statement of Additional Information for a description of Moody's and S&P ratings applicable to fixed income securities.
       Each Total Return Portfolio may buy or sell futures contracts on fixed income instruments, options on such futures contracts and options on securities to hedge against changes in the value of securities which the Portfolio owns or anticipates purchasing due to anticipated changes in interest rates. Each Total Return Portfolio may use options on debt securities for non-hedging purposes, in an effort to enhance income.

       The Total Return Portfolios also may purchase securities on a when-issued basis and enter into forward commitments to purchase securities; lend securities to brokers, dealers and other financial institutions to earn income; and borrow money for temporary or emergency purposes. See "When-Issued Securities," page 23, for details on investment restrictions.

       In selecting securities for each Total Return Portfolio, the Adviser may utilize economic forecasting, interest rate anticipation, credit and call risk analysis, and other security selection techniques. The proportion of each Portfolio's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Adviser's outlook for the U.S. and foreign economies, the financial markets and other factors.
       The compositions of the Total Return Portfolios are as follows:
       SHORT DURATION PORTFOLIO - invests in a portfolio with a dollar-weighted average duration normally ranging between six and fifteen months. The total rate of return for this Portfolio is expected to exhibit less volatility than that of the other Total Return Portfolios because its average duration will be shorter.
       LIMITED DURATION PORTFOLIO - invests in a portfolio with a dollar-weighted average duration normally ranging between one and three years. The total rate of return for this Portfolio is expected to exhibit less volatility than that of the Intermediate Duration, Full Range Duration or Long Duration Portfolios because its average duration will be shorter.

                                                      PROSPECTUS
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                  WESTERN ASSET MANAGEMENT
             14
       INTERMEDIATE DURATION PORTFOLIO - invests in a portfolio with a dollar-weighted average duration normally ranging between two and four years. The total rate of return for this Portfolio is expected to exhibit less volatility than that of the Full Range Duration or Long Duration Portfolios because its average duration will be shorter.
       FULL RANGE DURATION PORTFOLIO - invests in a portfolio with a dollar-weighted average duration that will normally stay within (plus/minus) 20% of what the Adviser believes to be the average duration of the domestic bond market as a whole, but may have a longer or shorter duration during periods of unusual market conditions, as judged by the Adviser. The Adviser bases its analysis of the average duration of the domestic bond market on bond market indices which it believes to be representative. The Adviser currently uses the Salomon Brothers Broad Investment-Grade Bond Index for this purpose. As the average duration of the domestic bond market is currently about four and one-half years, the duration of this Portfolio is expected to range between four and six years. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.
       LONG DURATION PORTFOLIO - invests in a portfolio with a dollar-weighted average duration that will normally be at least eight years. This Portfolio will include securities with limited potential for call. To the extent that this is accomplished through investment in U.S. Government Securities, it will minimize the Portfolio's credit risk but may also reduce its total return. The total rate of return of this Portfolio is expected to exhibit more volatility than that of the other Total Return Portfolios, due to the greater interest rate sensitivity and credit risk normally associated with longer duration investments.
       The average duration of any Total Return Portfolio may be less than that specified during periods of unusual liquidity needs or immediately following a major infusion of cash.
INVESTMENT RESTRICTIONS
       The investment objective of each Portfolio may not be changed without the affirmative vote of a majority of outstanding shares of the affected Portfolio. Except for the investment objectives and those restrictions or policies specifically identified as "fundamental," the investment policies and practices described in this Prospectus and in the Statement of Additional Information may be changed by the Fund's Board of Directors without shareholder approval.
       The fundamental restrictions applicable to all Portfolios include a prohibition on investing 25% or more of total assets in the securities of issuers in a particular industry (with the exception of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto). Investments by the Money Market Portfolio in U.S. bank instruments are not considered investments in any one industry, and the Money Market Fund may invest 25% or more of its total assets in such instruments. For this purpose, the Fund considers U.S.

                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                 15
branches of foreign banks to be U.S. banks if they are subject to substantially the same regulation as domestic banks, and considers foreign branches of U.S. banks to be U.S. banks if the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on the instruments for any reason. Additional fundamental and non-fundamental investment restrictions are set forth in the Statement of Additional Information.
              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES
       The following describes in greater detail different types of securities and investment techniques used by the individual Portfolios, as described in the preceding section.
U.S. GOVERNMENT SECURITIES
       Each Portfolio may purchase U.S. Government Securities, which include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as certificates of the Government National Mortgage Association ("GNMA")); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks);
(c) discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as the Federal National Mortgage Association ("FNMA")); or (d) only the credit of the instrumentality (such as the Student Loan Marketing Association ("SLMA")). In the case of obligations not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.
MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES
       Mortgage-related securities represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. Mortgage-related securities may be issued by governmental, government-related entities or by non-governmental entities, and provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-related securities are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             16
       As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. The volume of prepayments of principal on a pool of mortgages underlying a particular mortgage-related security will influence the yield of that security, and the principal returned to a Portfolio may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had such prepayments not occurred. When interest rates are declining, such prepayments usually increase, and reinvestments of such principal prepayments will be at a lower rate than that on the original mortgage-related security. The rate of prepayment may also be affected by general economic conditions, the location and age of the mortgages, and other social and demographic conditions.
       GOVERNMENT MORTGAGE-RELATED SECURITIES. GNMA is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA pass-through securities are considered to have a very low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Portfolio's GNMA securities can be expected to fluctuate in response to changes in interest rate levels.
       Residential mortgage loans are also pooled by the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government. The mortgage loans in FHLMC's portfolio are not government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less or privately insured if the loan-to-value ratio exceeds 80%. FHLMC, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on FHLMC securities. FHLMC also now issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.
       FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA, not the U.S. Government.
       PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-related securities issued by FHLMC, FNMA or GNMA or by pools of mortgages. Any Portfolio may purchase privately issued mortgage-related securities.

                     PROSPECTUS
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                                      WESTERN ASSET MANAGEMENT
                                                                 17
       CMOs are typically structured with classes or series which have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to the coupon rate on the obligations. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" holders. Thereafter, all payments of principal are allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Although full payoff of each class of obligations is contractually required by a certain date, any or all classes of obligations may be paid off sooner than expected because of an increase in the payoff speed of the pool. Other allocation methods may be used.
       Mortgage-related securities created by non-governmental issuers generally offer a higher rate of interest than government and government-related securities because there are no direct or indirect government guarantees of payment in the former securities. However, many issuers or servicers of mortgage-related securities guarantee timely payment of interest and principal on such securities. Timely payment of interest and principal may also be supported by various forms of insurance, including individual loan, title, and hazard policies on the mortgages in the pool, or by private guarantees of the issuer of the mortgage-related securities. There can be no assurance that the insurers will be able to meet their obligations under the relevant insurance policies or that the private issuers will be able to meet their obligations under the relevant guarantees. Such guarantees and insurance policies may not cover the entire obligation. Where privately issued securities are collateralized by securities issued by FHLMC, FNMA or GNMA, the timely payment of interest and principal is supported by the government-related securities collateralizing such obligations. The market for conventional pools is smaller and less liquid than the market for the government and government-related mortgage pools.
       ASSET-BACKED SECURITIES. Asset-backed securities refer to securities that directly or indirectly represent a participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution, usually unaffiliated with the trust or the special purpose corporation. Certain of such securities may be illiquid, in that there is not a ready market if a Portfolio wishes to resell the security.
       The principal of mortgage-backed and other asset-backed securities may be prepaid at any time. As a result, if such securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect. Conversely, if the securities are purchased at a discount, prepayments faster than expected will increase yield to maturity and prepayments slower than expected will decrease it. Accelerated prepayments also reduce the certainty of the yield because the Portfolio must reinvest the assets at the then-current rates. Accelerated prepayments on securities purchased at a premium also impose a

                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             18
risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.
       New types of mortgage-backed and asset-backed securities, derivative securities and hedging instruments are developed and marketed from time to time. Consistent with its investment limitations, the Portfolios expect to invest in those new types of securities and instruments that the Adviser believes may assist the Portfolios in achieving their investment objectives.
       The Total Return Portfolios will invest only in high grade mortgage-related (or other asset-backed) securities either (1) issued by U.S. Government owned or sponsored corporations (currently GNMA, FHLMC and FNMA) or
(2) rated A or better by Moody's or by S&P or, if unrated, determined by the Adviser to be of comparable quality. Investments by the Money Market Portfolio are subject to the quality standards described on page 11.
NON-GOVERNMENTAL DEBT SECURITIES
       A Portfolio's investments in U.S. dollar-denominated debt securities of domestic or foreign non-governmental issuers are limited to debt securities (bonds, debentures, notes and other similar debt instruments) which meet the minimum ratings criteria set forth for the Portfolio or which, if unrated, are determined by the Adviser (acting, in the case of the Money Market Portfolio, pursuant to guidelines adopted by the Board) to be of comparable quality.

       Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Moody's describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured ... [I]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." S&P describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity . . . than in higher rated categories." Each Total Return Portfolio may invest or hold up to 5% of its net assets in securities rated below investment grade, i.e., rated below BBB or Baa, but rated B or better by Moody's or S&P, securities comparably rated by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality. Such securities are described as "speculative" by Moody's and S&P and may be subject to greater market fluctuations and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. The Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.


                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                 19
       The Adviser monitors the ratings of securities held by the Portfolios and the creditworthiness of their issuers. If the rating of a security in which a Portfolio has invested falls below the minimum rating in which the Portfolio is permitted to invest, the Portfolio will dispose of that security within a reasonable time, having due regard for market conditions, tax implications and other applicable factors.
       A debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a debt security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective.
COMMERCIAL PAPER AND OTHER SHORT-TERM INSTRUMENTS
       Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Total Return Portfolios consists of U.S. dollar-denominated obligations of domestic or foreign issuers which, at the time of investment, are (1) rated P-1 or P-2 by Moody's, A-1 or A-2 or better by S&P, or F-1 or F-2 by Fitch Investors Service, (2) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of A or better by Moody's or by S&P or (3) if unrated, are determined to be of comparable quality by the Adviser. The Money Market Portfolio adheres to the quality standards described on page 11.

       The Portfolios may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under federal securities laws in that any resale must similarly be made in an exempt transaction. The Fund may or may not regard such securities as illiquid, depending on the circumstances of each case. See "Restricted and Illiquid Securities," page 23.

       Any Portfolio may also invest in obligations (including certificates of deposit, demand and time deposits and bankers' acceptances) of U.S. banks and savings and loan institutions if the issuer has total assets in excess of $1 billion at the time of purchase or if the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a specified interest rate. Certificates of deposit are negotiable short-term obligations issued by banks against funds deposited in the issuing institution. The interest rate on some certificates of deposit is periodically adjusted prior to the stated maturity, based upon a specified market rate. While domestic bank deposits are insured by an agency of the U.S. Government, the Portfolios will generally assume positions considerably in excess of the insurance limits.

                                                      PROSPECTUS
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                  WESTERN ASSET MANAGEMENT
             20
PREFERRED STOCK
       Any of the Total Return Portfolios may purchase preferred stock as a substitute for debt securities of the same issuer when, in the Adviser's opinion, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.
CONVERTIBLE SECURITIES
       A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.
       The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The Portfolios have no current intention of converting any convertible securities they may own into equity or holding them as equity upon conversion, although they may do so for temporary purposes. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective. The Money Market Portfolio will not invest in convertible securities.
VARIABLE AND FLOATING RATE SECURITIES
       Any Portfolio may invest in variable and floating rate securities. These securities provide for periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest index. The

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                                      WESTERN ASSET MANAGEMENT
                                                                 21
adjustment intervals may be event-based (floating), and range from daily up to annually, or may be regular (variable).
       The Adviser believes that the variable or floating rate of interest paid on these securities may reduce the wide fluctuations in market value typical of fixed-rate long-term securities. The Money Market Portfolio may invest in variable and floating rate securities only if they comply with conditions established by the SEC under which they are considered to have remaining maturities of 397 days or less.
ZERO COUPON BONDS
       A zero coupon bond is a security that makes no fixed interest payments but instead is sold at a deep discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero coupon bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero coupon bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. The Money Market Portfolio will not invest in zero coupon bonds.
       A Portfolio investing in zero coupon bonds generally accrues income on such securities prior to the receipt of cash payments. Since each Portfolio must distribute substantially all of its income to shareholders to qualify as a regulated investment company under federal income tax law, a Portfolio investing in zero coupon bonds may have to dispose of other securities to generate the cash necessary for the distribution of income attributable to its zero coupon bonds.
REPURCHASE AGREEMENTS
       A repurchase agreement is an agreement under which either U.S. Government obligations or high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The securities are held by a Portfolio as collateral until retransferred and will be supplemented by additional collateral if necessary to maintain a total market value equal to or in excess of the value of the repurchase agreement. The involved Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. A Portfolio also bears a risk that the proceeds from any sale of collateral will be less than the repurchase price. A Portfolio will enter into repurchase agreements only with financial institutions which are deemed by the Adviser to present minimal risk of default during the term of the agreement based on guidelines which are periodically reviewed by the Board of Directors.

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                  WESTERN ASSET MANAGEMENT
             22
REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWING
       A reverse repurchase agreement is a portfolio management technique in which a Portfolio temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including interest payment.
       Any Portfolio may engage in reverse repurchase agreements and other borrowing as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes without selling portfolio instruments. While engaging in reverse repurchase agreements, each Portfolio will maintain cash, U.S. Government Securities or high-grade, liquid debt securities in a segregated account at its custodian bank with a value at least equal to the Portfolio's obligation under the agreements, adjusted daily. Reverse repurchase agreements may expose a Portfolio to greater fluctuations in the value of its assets and renders the segregated assets unavailable for sale or other disposition.
       Each Portfolio will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets. To avoid potential leveraging effects of such borrowing (including reverse repurchase agreements), a Portfolio will not make investments while its borrowing is in excess of 5% of its total assets.
LOANS OF PORTFOLIO SECURITIES
       A Total Return Portfolio may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. A Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. No Portfolio presently expects to have on loan at any given time securities totaling more than one-third of its net assets.

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                                      WESTERN ASSET MANAGEMENT
                                                                 23
WHEN-ISSUED SECURITIES
       Any Portfolio may enter into commitments to purchase U.S. Government Securities or other securities on a when-issued basis. A Portfolio may purchase when-issued securities because such securities are often the most efficiently priced and have the best liquidity in the bond market. When a Portfolio purchases securities on a when-issued basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. However, the Portfolio does not have to pay for the obligations until they are delivered to it. This is normally seven to fifteen days later, but could be considerably longer in the case of some mortgage-backed securities. Depending on market conditions, the Portfolio's when-issued purchases could, but will not necessarily, cause its share value to be more volatile, because they increase the amount by which the Portfolio's total assets, including the value of the when-issued securities which the Portfolio has contracted to purchase, exceed its net assets. The Fund does not expect that any Portfolio's commitment to purchase when-issued securities will at any time exceed, in the aggregate, 20% of that Portfolio's total assets.
       To meet its payment obligation, each Portfolio will establish a segregated account with its custodian, consisting of liquid assets, such as cash, U.S. Government Securities or other appropriate high-grade debt obligations, in an amount at least equal in value to that Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the involved Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.
RESTRICTED AND ILLIQUID SECURITIES
       Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. No securities for which there is not a readily available market ("illiquid assets") will be acquired by any Portfolio if such acquisition would cause the aggregate value of illiquid assets to exceed 10% of the Portfolio's net assets. Time deposits and repurchase agreements maturing in more than seven days are also considered illiquid.

       Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company's board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is not "illiquid" for purposes of the limit on the amount of a portfolio's net assets which may be invested in illiquid assets. The Fund intends to rely on this rule, to the extent appropriate, to deem specific securities acquired through private placement as not "illiquid." The Board has delegated to the Adviser the responsibility for determining whether a particular security eligible for trading under this rule is illiquid. In making such determinations, the Adviser will consider the following factors the Board has deemed relevant: the frequency of trades and quotes, the number of dealers and potential purchasers, the existence of dealer undertakings to make a market,


                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             24

and the nature of the security and of marketplace trades. The Adviser's consideration of these factors and determination that a particular security is liquid remains subject to the Board's continuing oversight. The Board also reviews at least annually the continuing appropriateness of these procedures.

       Investing in securities eligible for trading under this Rule could adversely affect the liquidity of a Portfolio, if the newly-developing markets among qualified purchasers for such securities do not develop as anticipated, or if such purchasers become, for a time, uninterested in purchasing these securities.
FOREIGN SECURITIES
       All of the Total Return Portfolios may invest directly in U.S. dollar-denominated instruments of foreign issuers. These may include debt securities (including preferred or preference stock) of non-governmental issuers, certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Each of the Total Return Portfolios will limit its investments in foreign securities to less than 25% of its total assets. The Money Market Portfolio may also invest in such securities, but only if they meet the other criteria for investment by that Portfolio. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. In selecting foreign debt securities, each Portfolio will adhere to the same quality standards as it does for domestic debt securities.
       The Portfolios will limit such investments to fixed income and other debt securities of issuers based in developed countries (including countries in the European Community, Canada, Japan, Australia, New Zealand and newly industrialized countries, such as Singapore, Taiwan and South Korea). Investing in the securities of issuers based in any foreign country nevertheless involves special risks and considerations not typically associated with investing in U.S. companies. These include risks resulting from differences in accounting, auditing and financial reporting standards, which may be less rigorous than in the U.S.; lower liquidity than U.S. fixed income or debt securities have; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency out of a country); and political instability or general economic conditions which could affect U.S. investments in foreign countries. There may be less publicly available information concerning foreign issuers of securities held by the Portfolios than is available concerning U.S. issuers. Additionally, purchases and sales of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes; taxes may be withheld from dividend and interest payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility and a greater risk of illiquidity. Additional costs associated with an investment in foreign securities will generally include higher custodial fees than apply to domestic custodial arrangements. The relative performance of various countries' fixed income markets historically has

                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                 25
reflected wide variations relating to the unique characteristics of each country's economy. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
       Foreign securities purchased by the Portfolios may be listed on foreign exchanges or traded over-the-counter. Transactions on foreign exchanges are usually subject to fixed commissions which are generally higher than negotiated commissions on U.S. transactions, although the Portfolios will endeavor to obtain the best net results in effecting transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.
OPTIONS AND FUTURES CONTRACTS
       The Total Return Portfolios may purchase and write call and put options on securities, enter into futures contracts and use options on futures contracts. A Portfolio may use these techniques to attempt to hedge against changes in interest rates or securities prices or in other circumstances permitted to a registered investment company by the Commodity Futures Trading Commission ("CFTC").
       The Total Return Portfolios may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may use options on debt securities in an attempt to enhance income.
       Many options on debt securities are traded primarily on the over-the-counter ("OTC") market. OTC options differ from exchange-traded options in that the former are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it has purchased the option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. OTC options may be considered "illiquid securities" for purposes of the Portfolios' investment limitations.
       Each Total Return Portfolio may also purchase and sell futures contracts on fixed income instruments and may purchase and write put and call options on such futures contracts. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position, and the Portfolio would remain obligated to meet margin

                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             26
requirements until the position is closed. Purchase of such instruments for which there is no liquid secondary market will be subject to the Portfolio's investment limitation on "illiquid securities."
       A Portfolio may write a call or put option only if the option is "covered." An option is covered if, so long as the Portfolio is obligated under the option, it will own an offsetting position in the underlying security, currency or futures contract, or a right to obtain the security, currency or futures contract, or will maintain in a segregated account with the Fund's custodian, marked to market daily, cash, receivables or high-grade liquid debt securities with a value sufficient to cover its potential obligations.
       A Portfolio will incur brokerage fees and related transaction costs when it purchases or sells futures contracts and premiums and transaction costs when it buys options. When a Portfolio purchases or sells a futures contract, the Portfolio is required to deposit with its custodian (or a broker, if legally permitted) a specified amount of cash or U.S. Government Securities ("initial margin"). A Portfolio will not enter into futures contract or commodities option positions if, immediately thereafter, its initial margin deposits plus premiums paid by it, less the amount by which any such options positions are "in-the-money" at the time of purchase, would exceed 5% of the fair market value of the Portfolio's total assets. If a Portfolio writes an option or sells a futures contract and is not able to close out that position prior to settlement date, the Portfolio may be required to deliver cash or securities substantially in excess of these amounts. The Portfolios' ability to write put options on futures, other than to effect closing transactions, may be restricted by the CFTC.
       A Portfolio might not employ any of the strategies described above, and there can be no assurance that any strategy used will succeed. A Portfolio's ability to engage in these practices may be limited by market conditions, the rules and regulations of the CFTC, tax considerations and certain other legal considerations. Moreover, in the event that an anticipated change in the price of the securities or currencies that are the subject of the strategy does not occur, it may be that a Portfolio would have been in a better position had it not used that strategy at all.
       The use of options and futures contracts involves certain investment risks and transaction costs to which the Portfolios might not be subject if they did not use such instruments. These risks include (1) dependence on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in market sectors and movements in interest rates; (2) imperfect correlation between movements in the price of options, currencies, futures contracts, or options thereon and movements in the price of the securities hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon are different from those needed to select the securities in which the Portfolios invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) possible impediments to effective portfolio management or the ability to meet redemption requests or other current obligations caused by the segregation of a large percentage of a Portfolio's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment

                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                 27
afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended ("Code") (see "Additional Tax Information" in the Statement of Additional Information).
       New futures contracts, options thereon and other financial products and risk management techniques continue to be developed. The Total Return Portfolios may use these investments or techniques to the extent consistent with their investment objectives and regulatory and federal tax considerations.
DURATION
       Duration is a measure of the expected life of a fixed income security on a cash flow basis. Duration takes the time intervals over which the interest and principal payments are scheduled and weights each by the present values of the cash to be received at the corresponding future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer its duration; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter its duration.
       The durations of futures, options and options on futures are, in general, closely related to the durations of the securities that underlie them.
CAPITAL APPRECIATION AND RISK
       The capital appreciation (or depreciation) of fixed income and other debt securities is partially a function of changes in the current level of interest rates. An increase in interest rates generally reduces the market value of existing fixed income and other debt securities, while a decline in interest rates generally increases the market value of such securities. When interest rates are falling, a Portfolio with a shorter duration generally will not generate as high a level of total return as a Portfolio with a longer duration. Conversely, when interest rates are rising, a Portfolio with a shorter duration will generally outperform longer duration portfolios. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). Changes in the creditworthiness, or the market's perception of the creditworthiness, of the issuers of fixed income and other debt securities will also affect their prices. PORTFOLIO TURNOVER

       The turnover rates of the Full Range Duration Portfolio and the Intermediate Duration Portfolio for the fiscal year ended June 30, 1995 were 257.90% and 764.45%, respectively. The Fund


                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             28
anticipates that the average turnover rate of each of the other Total Return Portfolios will not exceed 200%. The portfolio turnover rate is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Portfolio during the year. A Portfolio may frequently sell fixed income securities and buy ostensibly similar securities to obtain a higher yield and take advantage of market anomalies, a practice which will tend to increase the reported turnover rate of the Portfolio. High turnover rates may result in increased transaction costs and certain tax consequences. Each Portfolio will take these considerations into account as part of its investment strategy.
                               PURCHASE OF SHARES
       Prior to or concurrent with the initial purchase of shares in any Portfolio, each investor must open an account with the Fund for that Portfolio by completing and signing an Account Application Form and mailing it to Western Asset Trust at the following address: 117 East Colorado Blvd., Pasadena, California 91105.
       An investor must make a minimum initial investment of $1,000,000 to open an account in any Portfolio. Thereafter, the minimum investment for each purchase of additional shares in that Portfolio is $10,000. The Fund reserves the right to change these minimum amount requirements at its discretion. Investors should always furnish a shareholder account number when making additional purchases of shares of any Portfolio.
       Shares of each Portfolio are sold without a sales charge at the net asset value next determined after a purchase order and payment in proper form are received by Boston Financial Data Services, Inc. ("BFDS"), the Fund's transfer and dividend-disbursing agent. Purchase orders that do not designate a Portfolio will be returned to the investor.
       Purchases of shares can be made by wiring federal funds to BFDS. Before wiring federal funds, the investor must first telephone the Fund at (818) 584-4300 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the Portfolio to be purchased; amount being wired; and name of the wiring bank.
       Funds should be wired through the Federal Reserve System to:
                  State Street Bank Boston
                  ABA#011-000-028
                  Western Asset Trust: [Insert Name of Portfolio and State
                    Street Bank's fund numbers*]
                    [Insert your account name and number]
         *THIS NUMBER CAN BE OBTAINED FROM WESTERN ASSET TRUST.

                     PROSPECTUS
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                                      WESTERN ASSET MANAGEMENT
                                                                 29
       The wire should state that the funds are for the purchase of shares of a specific Portfolio and include the account name and number. Wires for purchase of Money Market Portfolio shares must be received by BFDS prior to 12:00 noon, Eastern time, in order to earn dividends on shares purchased that day.
       Federal funds purchases will be accepted only on days on which the Fund and BFDS are open for business. The Fund is "open for business" on each day the New York Stock Exchange ("Exchange") is open for trading and the Federal Reserve Bank of Boston is open for business. The Exchange is closed on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving and Christmas. The Federal Reserve Bank of Boston observes the above holidays, except Good Friday, and also observes Columbus Day and Veterans Day.

       Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the Fund's Adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the Portfolio in question. Securities offered in payment for shares will be valued in the same way and at the same time the Fund values its portfolio securities for purposes of determining net asset value. See "How Net Asset Value is Determined," page 31. Investors who wish to purchase Fund shares through the contribution of securities should contact the Fund at (818) 584-4300 for instructions. Investors who purchase Fund shares through the contribution of securities should realize that, although the Fund may under some circumstances distribute portfolio securities rather than cash upon redemption, they are not likely to receive upon redemption the same securities that they contributed upon purchase. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The Adviser has full discretion to reject any securities offered as payment for shares. Investors may be charged a fee if they effect transactions through a broker or agent.

       Any shares purchased or received as a distribution will be credited directly to the investor's account. Certificates for shares will not be issued unless specifically requested in writing. There is no charge for certificates. Requests for certificates should be addressed to the Fund.
       The Fund reserves the right to reject any order for the purchase of shares. In addition, the Fund may suspend the offering of shares at any time and resume it at any time thereafter.
                              REDEMPTION OF SHARES

       Portfolio shares may be redeemed through three methods: (1) by sending a written request for redemption to "Western Asset Trust, Inc., c/o Boston Financial Data Services, P.O. Box 953, Boston, Massachusetts 02103"; (2) by calling the Fund at (818) 584-4300; or (3) by wire communication with State Street. In each case, the investor should first notify the Fund at (818) 584-4300 of the


                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             30
intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance.
       Upon receipt of a request for redemption before the close of business of the Exchange on any day when the Exchange is open, BFDS, as transfer agent for the Fund, will redeem Portfolio shares at the net asset value per share next determined. Requests for redemption received by the transfer agent after the close of business on the Exchange will be executed at the net asset value next determined on the next day that the Fund is open for business.
       Requests for redemption should indicate:
       1. The number of shares or dollar amount to be redeemed and the investor's shareholder account number;
       2. The investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;
       3. Proof of authorization to request redemption on behalf of any co-owner of the account (please contact the Administrator for further details); and
       4. The name, address, and account number to which the redemption payment should be sent.
Shares may not be redeemed by telephone or wire if held in certificate form. Contact the Fund at (818) 584-4300 for more information. The Fund reserves the right to modify or terminate the redemption procedures upon notice to shareholders.
       Payment of the redemption price normally will be made by wire the next business day after receipt of a redemption request in good order. However, the Fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during other periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if, in the judgment of the Adviser, the Portfolio involved could be adversely affected by immediate payment. Shareholders who receive a redemption in kind may incur costs to dispose of such securities. The proceeds of a redemption or repurchase may be more or less than your original cost.
       Shareholders of some investment companies have experienced difficulty contacting their funds by telephone during periods of intense market activity. Shareholders who are unable to contact the Fund by telephone and wish to make a redemption should follow the instructions for redeeming by mail or by wire.
       Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the

                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                 31
shareholder of record making the request for redemption or repurchase. If you have a question concerning the sale or redemption of shares, please contact the Fund or State Street.
       The Fund may elect to close any shareholder account with a current value of less than $1,000,000 by redeeming all of the shares in the account and mailing the proceeds to the investor. However, the Fund will not redeem accounts that fall below $1,000,000 solely as a result of a reduction in net asset value per share. If the Fund elects to redeem the shares in an account, the shareholder will be notified that the account is below $1,000,000 and will be allowed 60 days in which to make an additional investment in order to avoid having the account closed. Shares will be redeemed at the net asset value calculated on the day of redemption. Note that if an account is established with only the minimum initial investment, any redemption from that account prior to making an additional investment may result in the Fund electing to close that account.
                               EXCHANGE PRIVILEGE
       Shareholders in any Portfolio described in this Prospectus may exchange their shares for shares of any of the other Portfolios described herein, provided that no account of the shareholder contains less than the minimum required investment of $1,000,000 and that the other Portfolio is offering its shares at the time of the proposed exchange. Investments by exchange among any of the Portfolios are made at the per share net asset values next determined after the order for exchange is received in good order. The Fund reserves the right to revise or revoke the exchange privilege at its discretion. For further information concerning the exchange privilege, or to make an exchange, please contact the Fund at 117 East Colorado Blvd., Pasadena, CA 91105, telephone (818) 584-4300.
                       HOW NET ASSET VALUE IS DETERMINED

       Net asset value per share is determined daily for each Portfolio as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time), on every day that the Exchange is open, by subtracting the Portfolio's liabilities from its total assets and dividing the result by the number of shares outstanding. Securities owned by any of the Total Return Portfolios for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day for a comparable position, or, in the absence of any such sales, the last available bid price. Where a security is traded on more than one market, the securities are generally valued on the market considered by the Adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. All other securities owned by any of the Total Return Portfolios are valued primarily on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since the Board of Directors believes that such valuations reflect more accurately the fair value of such securities.


                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             32
       The Money Market Portfolio attempts to maintain a per share net asset value of $1.00 by using the amortized cost method of valuation. The Portfolio cannot guarantee that net asset value will always remain at $1.00 per share. The Money Market Portfolio will determine net asset value per share twice daily as of 12:00 noon, Eastern time, and the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time), on every day that the Exchange is open.
                       DIVIDENDS AND OTHER DISTRIBUTIONS
       The Money Market Portfolio declares as a dividend at the close of the Exchange each business day, to shareholders of record as of 12:00 noon that day, substantially all of its net investment income since the prior day's dividend. The Money Market Portfolio pays dividends monthly. Each of the Total Return Portfolios declares and pays a dividend each quarter out of its net investment income for that quarter.
       Dividends and other distributions paid by a Portfolio are automatically reinvested in additional shares of that Portfolio, unless the investor requests payments in cash. For the Money Market Portfolio, reinvestment of dividends and other distributions occurs on the payment date. A shareholder who redeems all shares in the Money Market Portfolio will receive all dividends and other distributions declared for the month to the date of the redemption. For the Total Return Portfolios, reinvestment occurs on the ex-dividend date.

       An election to receive dividends or other distributions in cash rather than additional shares may be made by notifying in writing the Fund's transfer and dividend-disbursing agent, Boston Financial Data Services, Inc., P.O. Box 953, Boston, Massachusetts 02103. The election must be received at least ten days before the payment date in order to be effective for distributions paid as of that date.

       The Fund's Board of Directors reserves the right to revise the dividend policy or postpone the payment of dividends if warranted in its judgment due to unusual circumstances, such as an unexpected large expense, loss or fluctuation in net asset value.
                  FEDERAL TAX TREATMENT OF DIVIDENDS AND OTHER
                                 DISTRIBUTIONS
       Each Portfolio is treated as a separate corporation for federal income tax purposes. Each Portfolio intends to qualify or to continue to qualify as a regulated investment company ("RIC") under the Code so that it will not be subject to federal income tax on its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that is distributed to its shareholders.

                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                 33

       Dividends from a Portfolio's investment company taxable income (whether paid in cash or reinvested in Portfolio shares) are taxable to its shareholders (other than tax-exempt investors) as ordinary income to the extent of the Portfolio's earnings and profits. Distributions of a Portfolio's net long-term capital gain, when designated as such, whether paid in cash or reinvested in Portfolio shares, are taxable to its shareholders as long-term capital gain, regardless of how long shareholders have held their shares.

       A Portfolio will be subject to a nondeductible 4% excise tax to the extent it does not distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Portfolio intends to make distributions in such amounts that will avoid imposition of the excise tax.

       A distribution declared by a Portfolio in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 if the distribution is paid by the Portfolio during the following January. Such a distribution, therefore, will be taxable to shareholders for the year in which that December 31 falls.

       Each Portfolio sends a notice to each shareholder following the end of each calendar year specifying the amounts of all income dividends and capital gain distributions paid (or deemed paid) during that year. Each Portfolio is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Portfolio with a correct taxpayer identification number. Each Portfolio also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.
       A redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted tax basis for the redeemed shares. Similar tax consequences will result upon an exchange of shares of one Portfolio for those of another.
       The requirements for qualification as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options or futures contracts.

       The foregoing is only a summary of some of the important federal tax considerations generally affecting the Portfolios and their shareholders; see the Statement of Additional Information for a further discussion. In addition to the federal tax considerations described above, which are applicable to any investment in a Portfolio, there may be other federal, state or local tax considerations applicable to a particular investor. Prospective shareholders are urged to consult their tax advisers with respect to the effects of this investment on their own tax situations.


                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             34
                             MANAGEMENT OF THE FUND
THE FUND'S INVESTMENT ADVISER
       The business and affairs of the Fund are managed under the direction of its Board of Directors. The Adviser, Western Asset Management Company, acts as the portfolio manager for each Portfolio and is responsible for the actual investment management of each Portfolio, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security.

       The Adviser renders investment advice to fourteen open-end investment companies and one closed-end investment company which together had assets under management of approximately $3.2 billion as of September 30, 1995. The Adviser also renders investment advice to private accounts with assets under management of approximately $15.0 billion as of that date. The Adviser is a subsidiary of Legg Mason, Inc., a financial services holding company, which is also the parent of Legg Mason Fund Adviser, Inc. The address of the Adviser is 117 East Colorado Boulevard, Pasadena, California 91105.


       The portfolio manager for the Full Range Duration Portfolio is Kent Engel, who is primarily responsible for the day-to-day management of that Portfolio. Mr. Engel has been portfolio manager since the Portfolio commenced operations on September 4, 1990. He has been Director and Chief Investment Officer of Western Asset Management Company since 1969. He is also Vice-President and Portfolio Manager of Pacific American Income Shares, Inc. The portfolio manager for the Intermediate Duration Portfolio and the Limited Duration Portfolio is Stephen A. Walsh. Mr. Walsh has been portfolio manager of the Intermediate Duration Portfolio since the Portfolio commenced operations on July 1, 1994. He has been a Director and Senior Portfolio Manager of Western Asset Management Company since 1991. Prior to joining Western Asset Management Company, Mr. Walsh was a Portfolio Manager and Trader for Security Pacific Investment Managers, Inc. from 1988 to 1991. Portfolio managers have not been appointed for the other Portfolios, which have not commenced operations (i.e., first begun to invest their assets in accordance with their investment objectives) as of the date of this Prospectus.

THE FUND'S ADMINISTRATOR

       Legg Mason Fund Adviser, Inc., the Administrator, serves as the Fund's administrator. The Administrator manages the non-investment affairs of the Fund, directs matters related to the operation of the Fund and provides office space and administrative staff for the Fund. The Administrator acts as manager, investment adviser or consultant to fifteen open-end investment companies and to one close-end investment company. These funds had aggregate assets under management of about $5.0 billion as of September 30, 1995.


                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                 35
MANAGEMENT AND OTHER EXPENSES

       Each of the Total Return Portfolios (other than the Short Duration Portfolio) pays the Adviser a fee, computed daily and payable monthly, at an annual rate equal to 0.40% of the Portfolio's average daily net assets, and the Money Market and Short Duration Portfolios pay the Adviser a fee, computed daily and payable monthly, at an annual rate equal to 0.30% of the Portfolio's average daily net assets. The Full Range Duration, Limited Duration, Long Duration and Money Market Portfolios each pay the Administrator a fee, calculated daily and payable monthly, at an annual rate equal to 0.10% of the Portfolio's average daily net assets and the Intermediate and Short Duration Portfolios each pay the Administrator a fee, calculated daily and payable monthly, at an annual rate equal to 0.05% of the Portfolio's average daily net assets. Each Portfolio pays all its other expenses which are not assumed by the Administrator or the Adviser. The Adviser and the Administrator have agreed to waive their fees or reimburse the Portfolios to the extent the Portfolio's expenses exceed certain levels. These agreements are voluntary and may be terminated by the Adviser or the Administrator at any time. See "Expense Information," page 7.

THE FUND'S DISTRIBUTOR
       Legg Mason Wood Walker, Incorporated ("Distributor") is authorized to distribute the Fund's shares. The Distributor or its affiliates is obligated to pay all expenses in connection with the offering of Fund shares, including any compensation to its investment brokers, the printing and distribution of prospectuses, statements of additional information and periodic reports used in connection with the offering to prospective investors, after the prospectuses and statements of additional information have been prepared, set in type and mailed to existing shareholders at the Fund's expense, and for supplementary sales literature and advertising costs. The Distributor receives no direct compensation from the Fund for these expenses.
THE FUND'S CUSTODIAN AND TRANSFER AGENT
       State Street serves as the custodian of the Fund's assets and BFDS serves as its transfer and dividend-disbursing agent. The duties of State Street and BFDS include processing requests for the purchase, exchange or redemption of shares and performing other administrative services on behalf of the Fund. The Fund may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositaries. No assurance can be given that the Board of Directors' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes or confiscation of Fund assets will not occur.

                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             36
                               OTHER INFORMATION
SHARES OF THE FUND

       The Fund has authorized capital of a total of five billion shares of common stock at par value $0.001. The Money Market Portfolio has an authorized capital of one billion shares; each of the Total Return Portfolios has an initial authorized capital of 100 million shares. The Fund's remaining authorized shares include three billion one hundred million shares allocated to portfolios of the Fund not covered by this Prospectus, and four hundred million shares not allocated to any portfolio. All shares are the same class, and each share is entitled to one vote on any matter submitted to a shareholder vote. Fractional shares have fractional voting rights. Voting rights are not cumulative. Voting on matters pertinent only to a particular Portfolio, such as the adoption of an investment advisory contract for that Portfolio, is limited to that Portfolio's shareholders. All shares of the Fund are fully paid and nonassessable and have no preemptive or conversion rights.

       Although the Fund does not intend to hold annual shareholder meetings, it will hold a special meeting of shareholders when the Investment Company Act of 1940 (the "1940 Act") requires a shareholder vote on certain matters (including the election of directors or approval of an advisory contract). The Fund will also call a special meeting of shareholders at the request of 25% or more of the shares entitled to vote thereat, or at the request of 10% of the shareholders for the purpose of considering the removal of one or more directors. Shareholders wishing to call such a meeting should submit a written request to the Fund at 117 East Colorado Blvd., Pasadena, California 91105, stating the purpose of the proposed meeting and the matters to be acted upon.

       As of October 19, 1995, Northern Trust Company, as trustee, and the North Dakota State Investment Board, may be deemed to "control" the Full Range Duration Portfolio, and as of October 20, 1995, Mellon Bank, N.A., as trustee, may be deemed to "contol" the Intermediate Duration Portfolio, as that term is defined in the 1940 Act. Prior to the initial public offering of a Portfolio's shares, the Adviser will be the sole shareholder of each Portfolio and is thus a controlling person, as that term is defined in the 1940 Act, of each Portfolio.

CONFIRMATIONS AND REPORTS
       BFDS will send confirmations showing all purchases and redemptions of shares made, and all dividends and other distributions paid, during the previous month. Reports will be sent to shareholders at least semiannually showing the Fund's investments and other information. Shareholders will also receive each year an annual report containing financial statements audited by the Fund's independent accountants.

                     PROSPECTUS

                                      WESTERN ASSET MANAGEMENT
                                                                 37
       Shareholder inquiries should be addressed to: Western Asset Trust, Inc., 117 East Colorado Blvd., Pasadena, California 91105.
PERFORMANCE INFORMATION
       From time to time, the Money Market Portfolio may present its yield, including a compound effective yield, in marketing materials or reports to shareholders. That Portfolio's yield is derived from the income generated by an investment in the Portfolio over a stated seven-day period. This income is "annualized," meaning that the average daily net income generated by the investment during that week is assumed to be generated each day over a 365-day period, and is shown as a percentage of the investment. The "effective yield" is calculated similarly but assumes that the income earned by an investment is reinvested. The Money Market Portfolio's "effective yield" will be slightly higher than its "yield" because of the compounding effect of this assumed reinvestment.
       Each of the Total Return Portfolios may quote its total return in marketing materials or in reports or other communications to shareholders. A mutual fund's "total return" is a measurement of the overall change in value, including changes in share price and assuming reinvestment of dividends and capital gain distributions, of an investment in the fund. "Cumulative total return" shows a fund's performance over a specific period of time. "Average annual total return" is the average annual compounded return that would have produced the same cumulative total return if the fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a fund's return, they differ from actual year-by-year results.
       Investors should consider all performance information in light of a Portfolio's investment objectives and policies, characteristics of the Portfolio and the existing market conditions during the time period related to the performance information. Performance information is based on historical performance and should not be viewed as representative of the Portfolio's future performance. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

       Performance information for a Portfolio may also be compared to various unmanaged indices, such as the Salomon Brothers Broad Investment-Grade Bond Index, the Salomon Brothers Medium-Term Investment-Grade Bond Index and the Salomon Brothers Long-Term Investment-Grade Bond Index, as well as reports and indices of investment company performance prepared by Lipper Analytical Services, and other entities or organizations which track the performance of investment companies or investment advisers. Indices of securities prices rather than of managed investment products (e.g., Lipper) generally do not reflect deductions for administrative and management costs and expenses.


                                                      PROSPECTUS

                  WESTERN ASSET MANAGEMENT
             38
                                    APPENDIX
The Fund may use the following options and futures contracts:
       OPTIONS ON DEBT SECURITIES - A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.
       INTEREST RATE FUTURES CONTRACTS - Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
       OPTIONS ON FUTURES CONTRACTS - Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

October 30, 1995


                     PROSPECTUS

                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)

                WESTERN ASSET MANAGEMENT
                               INVESTMENT ADVISER
                        Western Asset Management Company
                          117 East Colorado Boulevard
                               Pasadena, CA 91105

                ADMINISTRATOR       Legg Mason Fund Adviser, Inc.
                                    111 South Calvert Street
                                    Baltimore, MD 21202
                  DISTRIBUTOR       Legg Mason Wood Walker, Incorporated
                                    111 South Calvert Street
                                    Baltimore, MD 21202
                    CUSTODIAN       State Street Bank & Trust Company
                                    P.O. Box 1790
                                    Boston, MA 02105
               TRANSFER AGENT       Boston Financial Data Services, Inc.
                                    P.O. Box 953
                                    Boston, MA 02103
      INDEPENDENT ACCOUNTANTS       Price Waterhouse LLP
                                    7 St. Paul Street
                                    Baltimore, MD 21202
                      COUNSEL       Munger, Tolles & Olson
                                    355 South Grand Avenue
                                    Los Angeles, CA 90071

                  PROSPECTUS

Prospectus for Public Portfolios
Prospectus

                    WESTERN ASSET TRUST, INC.
                  Corporate Securities Portfolio
                  Mortgage Securities Portfolio
                  International Securities Portfolio


     Western Asset Trust, Inc. ("Fund") is a no-load, open-end, management investment company currently consisting of nine separate professionally managed investment portfolios. The three portfolios described in this prospectus ("Portfolios") are offered only to clients of Western Asset Management Company ("Western Asset") and its affiliates. Western Asset serves as investment adviser to the Corporate Securities and Mortgage Securities Portfolios ("Domestic Portfolios") and to the International Securities Portfolio ("International Portfolio"). Each Portfolio seeks maximum total return, consistent with prudent investment management, by investing primarily in securities of the types specified for that Portfolio. The Domestic Portfolios are diversified Portfolios. The International Portfolio is non-diversified.


     This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information about the Fund dated October 30, 1995, has been filed with the Securities and Exchange Commission ("SEC") and, as amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge upon request from Western Asset Trust, Inc., (818) 584-4300.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
       THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
        SECURITIES COMMISSION NOR HAS THE SECURITIES AND
           EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR
                ADEQUACY OF THIS PROSPECTUS.  ANY
                 REPRESENTATION TO THE CONTRARY
                      IS A CRIMINAL OFFENSE.


Dated: October 30, 1995

                        TABLE OF CONTENTS

                                                            Page

Prospectus Summary                                                1

Expense Information                                               3

Financial Highlights                                              5

Investment Objectives and Policies                                7

Description of Securities and Investment Techniques               9

Purchase of Shares                                               22

Redemption of Shares                                             22

How Net Asset Value is Determined                                23

Dividends and Other Distributions                                24

Federal Tax Treatment of Dividends and Other Distributions       24

Management of the Fund                                           25

Other Information                                                31

Appendix                                                         A-1

                        PROSPECTUS SUMMARY


THE FUND

     Western Asset Trust, Inc. is a no-load, open-end management investment company that was organized as a Maryland corporation on May 16, 1990. The Fund consists of nine separate professionally managed investment Portfolios, each with its own investment objective and policies. The three Portfolios described in this prospectus are available only to clients maintaining separately managed accounts with Western Asset or its affiliates.

INVESTMENT OBJECTIVES

     The investment objective of each Portfolio is to maximize total return, consistent with prudent investment management, by investing primarily in securities of the type specified for that Portfolio. The Portfolios differ in the proportion of their assets invested in certain types of fixed income securities and, therefore, their relative risk. See "Investment Objectives and Policies," page 7.

     The Corporate Securities Portfolio seeks to achieve its objective by investing at least 75% of its total assets in U.S. dollar-denominated debt securities of non-governmental domestic issuers rated Baa or better by Moody's Investors Service Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P") or, if unrated, judged by Western Asset to be of comparable quality. Western Asset expects that, under normal circumstances, this Portfolio will invest substantially all of its assets in such securities.

     The Mortgage Securities Portfolio seeks to achieve its objective by investing at least 75% of its total assets in mortgage-related securities. The mortgage-related securities purchased by this Portfolio must be either (1) issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities or (2) rated A or better by Moody's or A or better by S&P or, if unrated, judged by Western Asset to be of comparable quality. Western Asset anticipates that, under normal circumstances, substantially all of this Portfolio's assets will be invested in mortgage-related securities.

     The International Securities Portfolio seeks to achieve its objective by investing at least 75% of its total assets in debt or fixed-income securities denominated in major foreign currencies and in baskets of currencies (which may include U.S. and foreign currencies). Western Asset anticipates that, under normal circumstances, substantially all of this Portfolio's assets will be invested in securities of foreign issuers. Under normal circumstances, the Portfolio's assets will be invested in securities of foreign issuers representing at least three foreign countries.

     There can be no assurance that any Portfolio will achieve its investment objective. Because the market value of each Portfolio's investments will change, the net asset value per share of each Portfolio also will vary.

INVESTMENT RISKS AND CONSIDERATIONS

     All Portfolios may invest in U.S. Government securities, some of which may not be backed by the full faith and credit of the United States. While principal and interest payments on government securities, including some mortgage-related securities, may be guaranteed by the U.S.

Government, government agencies or other guarantors, the market value of the securities is not guaranteed. Events such as prepayments on underlying mortgage loans also may adversely affect the return from mortgage-related securities. Stripped mortgage-backed securities generally are more sensitive to changes in prepayment and interest rates than traditional debt securities and mortgage-backed securities.
Securities rated Baa by Moody's are deemed by that agency to have speculative characteristics.

     The International Portfolio may invest in securities of foreign issuers, including foreign governments, which are generally subject to additional risk factors not applicable to securities of U.S. issuers, including risks arising from changes in currency exchange rates, confiscatory taxation, taxes on purchases, sales, interest and dividend income, political and economic developments abroad and differences in the regulation of issuers or securities markets. Securities of foreign issuers may also be less liquid and their prices more volatile than securities of U.S. issuers. The economy of a foreign nation may be more or less favorable than the U.S. economy.


     The International Portfolio is "non-diversified" within the meaning of the Investment Company Act of 1940 (the "Investment Company Act" or the "Act"). Accordingly, the International Portfolio may be more susceptible to risks associated with economic, political or regulatory issues in a particular country or group of countries than would a diversified Portfolio.


     All Portfolios may invest in repurchase agreements, which entail a risk of loss if the seller defaults on its obligations and the Portfolio involved is delayed or prevented from exercising its rights to dispose of the collateral securities. All Portfolios may purchase securities on a when-issued basis. Securities purchased on a when-issued basis may decline or appreciate in market value prior to delivery.

     All of the Portfolios may use options, futures contracts and options on futures for hedging purposes and may use options to enhance income. The International Portfolio may also use forward currency contracts for hedging and income purposes. Use of these instruments involves certain costs and risks, including the risk that a Portfolio could not close out a futures or option position when it would be most advantageous to do so, and the risk of an imperfect correlation between the value of the security being hedged and the value of the particular derivative instrument. See "Investment Objectives and Policies," page 7, and "Description of Securities and Investment Techniques," page 9.


INVESTMENT ADVISER AND FUND ADMINISTRATOR


     Western Asset serves as investment adviser to all of the Portfolios. Legg Mason Fund Adviser, Inc. serves as the Fund's administrator ("Administrator"). Western Asset renders investment advice to registered investment company portfolios that, as of September 30, 1995, had approximately $3.2 billion in aggregate assets under management and private accounts totaling approximately $15.0 billion. The Administrator also serves as investment adviser, manager or consultant to sixteen investment companies with assets of approximately $5.0 billion as of that date. See "The Fund's Investment Adviser," page 25, and "The Fund's Administrator," page 26.


PURCHASE OF SHARES

     Shares of each Portfolio are offered without a sales charge at the net asset value per share of the Portfolio next determined after receipt of a purchase order and payment in proper form. The

Fund has no plan under Rule 12b-1 imposing fees for distribution expenses. See "Purchase of Shares," page 22.

REDEMPTION OF SHARES

     Shares of each Portfolio may be redeemed without charge at the net asset value per share of the Portfolio next determined after receipt of a redemption request in proper form. See "Redemption of Shares," page 22.

DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Portfolio will declare and pay dividends quarterly out of its net investment income. Each will also make an annual distribution of any net capital gain (the excess of long-term capital gain over short-term capital loss), net short-term capital gain, and, in the case of the International Portfolio, gains from certain foreign currency transactions. The Portfolios may make an additional distribution if necessary to avoid a 4% excise tax on certain undistributed income and capital gain. All dividends and other distributions will be automatically reinvested, unless cash payment is requested. See "Dividends and Other Distributions," and "Federal Tax Treatment of Dividends and Other Distributions," page 24.

                      EXPENSE INFORMATION

     The purpose of the following table is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly. "Management Fees" and "Other Expenses" for the International Securities Portfolio are based on its fees and expenses for the fiscal year ended June 30, 1995. For the other Portfolios, "Management Fees" are based on the Fund's current contracts, and "Other Expenses" are estimates for their initial year of operations.


Shareholder Transaction Expenses*

Sales load imposed on purchases                   None
Sales load imposed on reinvested distributions    None
Deferred sales load                               None
Redemption fees                                   None
Exchange fees                                     None


Annual Fund Operating Expenses (After Fee Waivers and Reimbursements):
(as a percentage of average net assets)

                                           Domestic            International
                                          Portfolios             Portfolio
Management Fees                              .125%*                 .000%*
Other Expenses, comprised of:
  Administrative Fees                        .025%                  .075%
  Other                                      .100%                  .208%
Total Other Expenses                         .125%                  .283%
Total Fund Operating Expenses                .250%*                 .283%*

__________________
* The expenses of the Portfolios for the current year have been reduced by voluntary fee waivers and reimbursement agreements of Western Asset. See "Fee Waivers," page 5. The Portfolios are offered only to clients of Western Asset, who are required to pay separate fees for advisory services provided by Western Asset based on the amount of assets under management. However, such fees are not charged against assets invested in the Portfolios.


The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period.


                        1 Year     3 Years   5 Years   10 Years
Domestic Portfolios       $ 3         $ 8      N/A       N/A
International Portfolio   $ 3         $ 9      $16       $36



     This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same over the time periods shown. The above tables and the assumptions in the example of a $1,000 investment and a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, any Portfolio's projected or actual performance. The above tables should not be considered representations of past or future expenses. Actual expenses may be greater or less than
those shown.    A Portfolio's actual expenses will depend upon, among
other things, the level of average net assets, the levels of sales and redemptions of shares, the extent to which a Portfolio incurs variable expenses, such as transfer agency costs, and whether a Portfolio's adviser reimburses all or a portion of the Portfolio's expenses and/or waives all or a portion of its advisory and other fees. See "Fee Waivers" below, for a description of annual operating expenses before any fee waiver or reimbursement.


Fee Waivers

     Western Asset has voluntarily undertaken to waive its fees and/or reimburse each Domestic Portfolio to the extent a Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any extraordinary expenses) exceed during any month an annual rate of 0.25% of average daily net assets for such month. If the adviser had not undertaken to limit expenses as described above, the projected total expenses of each Domestic Portfolio would be .275% of average daily net assets. Western Asset has also voluntarily undertaken to waive fees and/or reimburse the International Portfolio to the extent that Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any extraordinary expenses) exceed during any month an annual rate of 0.85% of average daily net assets for such month. These waiver and reimbursement agreements are in effect to December 31, 1995. In addition, Western Asset has voluntarily waived for calendar year 1995 its fee for services to the International Portfolio under its management agreement, other than a portion of such fee equal to the fee paid by Western Asset to the Administrator for services to the International
Portfolio under the administration agreement. If Western Asset had not waived its fees as described above, management fees for the International Portfolio would have been .475% rather than .000% of average daily net assets and total expenses for that Portfolio would have been .683% rather than .283% of average daily net assets. See
"Management and Other Expenses," page 29. These agreements are voluntary and may be terminated by Western Asset at any time.

                       FINANCIAL HIGHLIGHTS
                INTERNATIONAL SECURITIES PORTFOLIO
     The financial highlights for the period January 7, 1993 (Commencement of Operations) through June 30, 1993 and for each of the two years ended June 30, 1994 and 1995, have been obtained from the financial statements which have been audited by Price Waterhouse LLP, independent accountants. The International Portfolio's financial statements for the year ended June 30, 1995, and the report of Price Waterhouse LLP thereon, are included in the International Portfolio's 1995 Annual Report to Shareholders and are incorporated by reference in the Statement of Additional Information. The Annual Report is availiable to shareholders without charge by calling Western Asset Management Company at (818) 584-4300. Investors should understand that all the following information should be read in conjunction with such audited financial statements and related notes.

     The Domestic Portfolios have not commenced operations.
Accordingly, no condensed financial information with respect to those portfolios is included in the following table. The Statements of Assets and Liabilities for the Domestic Portfolios as of June 30, 1995 and related notes, audited by Price Waterhouse LLP, independent accountants, and the report of Price Waterhouse LLP thereon, are included in the Statement of Additional Information, which is available upon request.

Years Ended June 30,                        1995            1994         1993A
Per Share Operating Performance:
     Net asset value, beginning of period   $93.76        $105.53      $100.00
     Net investment incomeB                   6.29           6.94         3.21
     Net realized and unrealized gain (loss)
     on investments and forward currency
     contracts and currency translationsC    (1.04)         (7.36)        2.59
     Total from investment operations         5.25          (0.42)        5.80

     Distributions to shareholders from:
          Net investment income              (0.63)         (8.64)       (0.27)
          Net realized capital gain             --          (2.71)         --
          Tax return of capital              (6.28)            --          --
     Total distributions                     (6.91)        (11.35)       (0.27)
     Net asset value, end of period         $92.10         $93.76      $105.53
     Total returnD                            6.03%         (1.14)%       5.81%
Ratios/Supplemental Data:
     Ratios to average net assets:
          ExpensesB                           0.28%          5.67%        0.30%
          Net investment incomeB              5.53%          0.45%E       6.08%E
     Portfolio turnover rate                355.03%         571.18%     249.94%E
     Net assets, end of period (in
          thousands)                      $178,334        $106,806     $93,288

A  For the period January 7, 1993 (commencement of operations) to June
30, 1993.

B Net of voluntary waiver of investment advisory fees. Pursuant to this waiver, advisory fees of $480,824, $572,322 and $136,356 were waived for the years ended June 30, 1995 and 1994 and the period January 7, 1993 (commencement of operations) to June 30, 1993. In the absence of this waiver, the ratio of expenses to average net assets would have been 0.68% and 0.70% for the years ended June 30, 1995 and 1994, and 0.85% for the period January 7, 1993 (commencement of operations) to June 30, 1993.

C The amount presented is calculated pursuant to a methodology prescribed by the SEC for a share outstanding throughout the year. This amount is inconsistent with the Fund's aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.

D Not annualized for periods of less than a full year.

E  Annualized

               INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of each Portfolio is to maximize total return, consistent with prudent investment management, by investing primarily in securities of the types specified below for each respective Portfolio. "Total return" includes interest from underlying securities, capital gains and appreciation on the securities held in the Portfolio, and gains from the use of futures and options and, in the case of the International Portfolio, from favorable changes in foreign currency exchange rates. As set forth below, the Portfolios differ from one another primarily in the proportion of assets invested in certain types of fixed income securities.

     The Mortgage Securities Portfolio invests at least 75% of its total assets in U.S. dollar-denominated, mortgage-related securities of domestic issuers. The mortgage-related securities purchased by this Portfolio must be either (1) issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities or
(2) rated A or better by Moody's or A or better by S&P or, if unrated, judged by Western Asset to be of comparable quality. Western Asset expects that, under normal circumstances, this Portfolio will invest substantially all of its assets in such securities.

     The Corporate Securities Portfolio invests at least 75% of its total assets in U.S. dollar-denominated debt securities of non-governmental domestic issuers rated Baa or better by Moody's or BBB or better by S&P or, if unrated, judged by Western Asset to be of comparable quality. Western Asset expects that, under normal circumstances, this Portfolio will invest substantially all of its assets in such securities. Securities rated Baa by Moody's are deemed by that agency to have speculative characteristics.

     The International Securities Portfolio invests at least 75% of its total assets in securities denominated in major foreign currencies and in baskets of currencies (which may include U.S. and foreign currencies), such as the European Currency Unit, or "ECU," or as they may further develop. Western Asset anticipates that, under normal circumstances, substantially all of this Portfolio's assets will be invested in securities of foreign issuers. Western Asset will manage the investments of the Portfolio across different international bond markets so that, under normal circumstances, the Portfolio's assets will be invested in securities of foreign issuers representing at least three foreign countries. The adviser will select the Portfolio's foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the adviser believes relevant.

INVESTMENT POLICIES

     In selecting securities for each Portfolio, the adviser may utilize economic forecasting, interest rate anticipation, credit and call risk analysis, and other security selection techniques. The proportion of each Portfolio's assets committed to investment in securities with particular characteristics (such as maturity, type, and coupon rate) will vary based on its adviser's outlook for the U.S. economy (and, in the case of the International Portfolio, foreign economies), the financial markets, and other factors. There is no assurance that any Portfolio will achieve its investment objective.

     Within the limits described above, the Portfolios may invest in the following types of securities: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; U.S.
dollar-denominated debt securities of domestic issuers rated Baa or better by Moody's or BBB or better by S&P or, if unrated, judged by the adviser to be of comparable quality; mortgage- and other asset-backed securities; variable and floating rate debt securities; high quality commercial paper; and corporate obligations (including preferred stock, convertible securities, zero coupon securities and pay-in-kind securities) rated Baa or higher by Moody's or BBB or higher by S&P, issued by domestic entities and denominated in U.S. dollars, or unrated securities judged by the adviser to be of comparable quality; certificates of deposit, fixed time deposits and bankers' acceptances issued by domestic banks and denominated in U.S. dollars; and repurchase agreements collateralized by any security in which it may invest. The Portfolios may also engage in reverse repurchase agreements and dollar roll transactions.

     The International Portfolio may invest in the above types of securities whether denominated in U.S. dollars or foreign currencies, and whether issued by domestic or foreign issuers. It may also invest in U.S. dollar-denominated or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies (such as the World Bank) or supranational entities; and foreign currency exchange-related securities, including foreign currency warrants. In evaluating the credit risk of a foreign debt security, the International Portfolio may use ratings assigned by rating agencies recognized in the primary market for those securities.


     The International Portfolio is "non-diversified" within the meaning of the Investment Company Act. Accordingly, the International Portfolio may invest a greater percentage of its total assets in securities of a particular foreign issuer, or may invest in a smaller number of different foreign issuers, than it would if it were a "diversified" company under the Act. The International Portfolio may be more susceptible to risks associated with economic, political or regulatory issues in a particular country or group of countries than would a diversified portfolio.


     The Portfolios may also buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities and bond indices to hedge against changes in the value of securities which the Portfolio owns or anticipates purchasing due to anticipated changes in interest rates. The Portfolios may also use options on debt securities for non-hedging purposes, in an effort to enhance income. The International Portfolio may buy or sell foreign currencies, foreign currency options, or foreign currency futures and related options, and may enter into foreign currency forward contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The International Portfolio also may enter into foreign currency forward contracts and buy or sell foreign currencies or foreign currency options for purposes of increasing exposure to a particular foreign currency or to shift exposure to foreign currency fluctuations from one country to another. See "Options and Futures; Forward Currency Exchange Contracts," page 18 and "Risks of Futures, Options and Forward Contracts," page 20. Each Portfolio may purchase securities on a when-issued basis and enter into forward commitments to purchase securities; lend its securities to brokers, dealers and other financial institutions to earn income; and borrow money for temporary or emergency purposes. See "When-Issued Securities," page 17.

     See "Description of Securities and Investment Techniques," below, and the Statement of Additional Information for a description of securities and investment techniques listed above and restrictions generally applicable to a Portfolio's investment in or use of them. See the Appendix to the Statement of Additional Information for a description of Moody's and S&P's ratings applicable to fixed-income securities.

INVESTMENT RESTRICTIONS

     The investment objective of each Portfolio may not be changed without the affirmative vote of a majority of outstanding shares (as defined in the Investment Company Act) of the affected Portfolio. Except for the investment objectives and those restrictions or policies specifically identified as "fundamental," the investment policies and practices described in this Prospectus and in the Statement of Additional Information may be changed by the Fund's Board of Directors without shareholder approval.

     The fundamental restrictions applicable to all Portfolios include a prohibition on investing 25% or more of total assets in the securities of issuers in a particular industry (with the exception of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto). However, the Mortgage Securities Portfolio will under normal circumstances invest more than 25% of its total assets in mortgage-backed and other asset-backed securities (including, for this purpose, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto). Investments in those securities involve special risks. See "Mortgage-Related and Other Asset-Backed Securities," below. The Mortgage Securities Portfolio's policy of so concentrating its investments has the effect of increasing its exposure to those risks and might cause the value of its securities to fluctuate more than would otherwise be the case.

     Additional fundamental and non-fundamental investment restrictions are set forth in the Statement of Additional Information.

       DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

     The following describes in greater detail different types of securities and investment techniques used by the individual Portfolios, as described in the preceding section.

U.S. GOVERNMENT SECURITIES

     Each Portfolio may purchase U.S. Government securities, which include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as certificates of the Government National Mortgage Association ("GNMA")); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks); (c) discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as the Federal National Mortgage Association ("FNMA")); or (d) only the credit of the instrumentality (such as the Student Loan Marketing Association). In the case of obligations not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

     Mortgage-related securities represent interests in pools of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

     Mortgage-related securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-related securities are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

     Government Mortgage-Related Securities. GNMA is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA pass-through securities are considered to have a very low risk of default in that (1) the underlying mortgage loan Portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Portfolio's GNMA securities can be expected to fluctuate in response to changes in interest rate levels.

     Residential mortgage loans are also pooled by the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government. The mortgage loans in FHLMC's Portfolio are not government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less or privately insured if the loan-to-value ratio exceeds 80%. FHLMC, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on FHLMC participation certificates. FHLMC also now issues guaranteed mortgage certificates, on which it guarantees semi-annual interest payments and a specified minimum annual payment of principal.

     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA, not the U.S. Government.

     Privately Issued Mortgage-Related Securities. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-related securities issued by FHLMC, FNMA or GNMA or by pools of mortgages. Any Portfolio may purchase privately issued mortgage-related securities.

     CMOs are typically structured with classes or series which have different maturities and are generally retired in sequence. In the most common arrangement, each class of obligations receives periodic interest payments according to the coupon rate on the obligations. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the

"Class 1" holders.  Thereafter, all
payments of principal are allocated to the next most senior class of obligations until that class of obligations has been fully repaid.
Although full payoff of each class of obligations is contractually required by a certain date, any or all classes of obligations may be paid off sooner than expected because of an increase in the payoff speed of the pool.
Other allocation methods may be used.

     Mortgage-related securities created by non-governmental issuers generally offer a higher rate of interest than government and government-related securities because there are no direct or indirect government guarantees of payment in the former securities, resulting in higher risks. Timely payment of interest and principal may be supported by various forms of insurance, including individual loan, title, and hazard policies on the mortgages in the pool, or by private guarantees of the issuer of the mortgage-related securities. There can be no assurance that the insurers will be able to meet their obligations under the relevant insurance policies or that the private issuers will be able to meet their obligations under the relevant guarantees. Such guarantees and policies often do not cover the full amount of the pool. Where privately issued securities are collateralized by securities issued by FHLMC, FNMA or GNMA, the timely payment of interest and principal is supported by the government-related securities collateralizing such obligations. The market for private pools is smaller and less liquid than the market for the government and government-related mortgage pools.

     Stripped Mortgage-Backed Securities.   These securities are
interests in a pool of mortgage assets that receive interest and principal distributions in different proportions from that received by the underlying pool. They may be issued by agencies or instrumentalities of the U.S. government or by private mortgage lenders. Stripped mortgage-backed securities generally are more sensitive to changes in prepayment and interest rates and the market for such securities is less liquid than is the case for traditional debt securities and mortgage-backed securities.

     Some stripped mortgage-backed securities receive only interest payments. The yield on such securities is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of repayment may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup fully its initial investment in these securities, even if they are rated high quality. When interest rate are declining, such principal prepayments usually increase, and reinvestments of such principal prepayments will be at a lower rate than that on the original mortgage-related security.

     Asset-Backed Securities. Asset-backed securities refer to securities that directly or indirectly represent a participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are being securitized through the use of trusts and special purpose corporations. Asset-backed securities are backed by a pool of assets often representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution, usually unaffiliated with the trust or corporation. Certain of such securities may be illiquid, in that there is not a ready market if a Portfolio wishes to resell the security.

     Prepayment Risk. The principal of most mortgage-backed and other asset-backed securities may be prepaid at any time. As a result, if such securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect.
Conversely, if the securities are purchased at a discount, prepayments faster than expected will increase yield to maturity and prepayments slower than expected will decrease it. Accelerated prepayments also reduce the certainty of the yield because the Portfolio must reinvest the assets at the then-current rates. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full. When interest rates are declining, such prepayments usually increase, and reinvestments of such principal prepayments will be at a lower rate than that on the original mortgage-related security. The rate of prepayment may also be affected by general economic conditions, the location and age of the mortgages, and other social and demographic conditions.

     New types of mortgage-backed and asset-backed securities, derivative securities and hedging instruments are developed and marketed from time to time. Consistent with their respective investment policies and limitations, the Portfolios expect to invest in those new types of securities and instruments that the adviser believes may assist the Portfolios in achieving their investment objectives.

     The Portfolios will invest in mortgage-related or other asset-backed securities only if they are either (1) issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities (currently GNMA, FHLMC and FNMA) or (2) rated A or better by Moody's or A or better by S&P or, if unrated, judged by the adviser to be of comparable quality.

NON-GOVERNMENTAL DEBT SECURITIES

     Each Portfolio may invest in investment grade corporate debt obligations. Each Portfolio's adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

     Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Moody's describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured ... [I]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." S&P describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity . . . than in higher rated categories."


     Western Asset monitors the ratings of securities held by the Portfolios and the creditworthiness of their issuers. If the rating of a security in which a Portfolio has invested falls below the minimum rating in which the Portfolio is permitted to invest, the Portfolio will dispose of that security within a reasonable time, having due regard for market conditions, tax implications and other applicable factors. An issue given different ratings by different rating agencies is evaluated by the adviser to determine which is most appropriate. The Portfolios will not hold more than 5% of their net assets in below investment-grade securities.


     A debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a debt security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective.

FOREIGN SECURITIES

     The International Portfolio may invest directly in U.S. dollar-denominated or foreign currency-denominated foreign fixed-income securities (including preferred or preference stock) of non-governmental issuers, certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

     The International Portfolio will limit its foreign investments to fixed income and other debt securities of issuers based in developed countries (including, but not limited to, countries in the European Community, Canada, Japan, Australia, New Zealand and newly industrialized countries, such as Singapore, Taiwan and South Korea). Investing in the securities of issuers in any foreign country nevertheless involves special risks and considerations not typically associated with investing in U.S. companies. These include risks resulting from differences in accounting, auditing and financial reporting standards; lower liquidity than U.S. fixed income or debt securities; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency out of a country); and political instability which could affect U.S. investments in foreign countries. There may be less publicly available information concerning foreign issuers of securities held by the Portfolios than is available concerning U.S. issuers. Additionally, purchases and sales of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes; taxes may be withheld from dividend and interest payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility and a greater risk of illiquidity. Additional costs associated with an investment in foreign securities will generally include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Bank deposit insurance regulations and limits may vary widely in foreign countries.

     Foreign securities purchased by the International Portfolio may be listed on foreign exchanges or traded over-the-counter. Transactions on foreign exchanges are usually subject to mark-ups or commissions higher than negotiated commissions on U.S. transactions, although the Portfolio will endeavor to obtain the best net results in effecting transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

     It is anticipated that over 25% of the International Portfolio's assets may be invested in securities of Japanese issuers, and that over 25% of the Portfolio's assets may be invested in securities of German issuers. Such issuers may include the foreign governments of these countries and their subdivisions, agencies, and instrumentalities, and also non-governmental issuers. Whether the International Portfolio will concentrate in foreign governmental issuers or other issuers of these countries will depend on relative market and economic circumstances from time to time. Among such circumstances are the relative performance of these and other countries' fixed income markets, expectations as to future relative performance of those markets, relative foreign exchange rates, relative economic performance and expectations for these and other foreign countries, and similar investment factors. The International Portfolio will concentrate in these countries when such circumstances suggest the potential of a relative higher return from such concentration.

     The investment of a substantial amount of the Portfolio's assets in securities of issuers from these two countries raises special considerations for investors in addition to the considerations generally applicable to foreign securities described above.

     Japan currently has the second largest GNP in the world. While the Japanese economy has grown substantially over the last three decades, with its growth rate averaging over 5% in the 1970s and 1980s, the growth rate in Japan has slowed substantially this decade. Japan continues to be heavily dependent upon international trade and has recently suffered as a result of trade frictions and a sharp rise in the yen. The economy has had some false signs of recovery, but currently remains very weak. The Bank of Japan is currently maintaining a very loose monetary policy, with a recent reduction in the official discount rate to .50 percent. A series of fiscal stimulus packages have also been implemented. The central bank hopes that these measures will lead to an economic recovery in the early part of 1996.

     Germany currently has the third largest GNP in the world. It too has grown substantially over the past few decades. Reunification with the former East Germany put considerable pressures on monetary policy and financial markets. Deficits are now being brought back into line and inflation has fallen to impressive levels. Following a period of economic contraction, the German economy has recovered, although growth is not expected to accelerate too rapidly. Interest rates have been steadily lowered in order to provide stimulus for the economy.

COMMERCIAL PAPER AND OTHER SHORT-TERM INSTRUMENTS

     Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Portfolios consists of U.S. dollar-denominated or foreign currency-denominated obligations of domestic or foreign issuers which, at the time of investment, is (1) rated P-1 or P-2 by Moody's, A-1 or A-2 or better by S&P, or F-1 or F-2 by Fitch Investors Service, (2) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of A or better by Moody's or by S&P or (3) if unrated, are judged to be of comparable quality by that Portfolio's adviser.

     The Portfolios may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. The Fund may or may not regard such securities as illiquid, depending on the circumstances of each case. See "Restricted and Illiquid Securities," page 18.

     Any Portfolio may also invest in obligations (including certificates of deposit, demand and time deposits and bankers' acceptances) of U.S. banks and savings and loan institutions if the issuer has total assets in excess of $1 billion at the time of purchase or if the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a specified interest rate. Certificates of deposit are negotiable short-term obligations issued by banks against funds deposited in the issuing institution. The interest rate on some certificates of deposit is periodically adjusted prior to the stated maturity, based upon a specified market rate. While domestic bank deposits are insured by an agency of the U.S. Government, the Portfolios will generally assume positions considerably in excess of the insurance limits.

PREFERRED STOCK

     Any of the Portfolios may purchase preferred stock as a substitute for debt securities of the same issuer when, in the opinion of that Portfolio's adviser, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

CONVERTIBLE SECURITIES

     A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

     The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.
The Portfolios have no current intention of converting any convertible securities they may own into equity or holding them as equity upon conversion, although they may do so for temporary purposes. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective.

VARIABLE AND FLOATING RATE SECURITIES

     Any Portfolio may invest in variable and floating rate securities. These securities provide for periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest index. The adjustment intervals may be event-based (floating), and range from daily up to annually, or may be regular (variable). The adviser believes that the variable or floating rate of interest paid on these securities may reduce the wide fluctuations in market value typical of fixed-rate long-term securities. The yield available on floating rate securities is typically less than that on fixed-rate notes of similar maturity issued by the same company.

ZERO COUPON AND PAY-IN-KIND BONDS

     A zero coupon bond is a security that makes no fixed interest payments but instead is sold at a deep discount from its face value.
The bond is redeemed at its face value on the specified maturity date. Zero coupon bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. Pay-in-kind securities pay interest in the form of additional securities, thereby adding additional debt to the issuer's balance sheet. The prices of both types of bonds tend to fluctuate more in response to changes in market interest rates than do the prices of debt securities with similar maturities, that pay interest in cash.

     A Portfolio investing in zero coupon or pay-in-kind bonds generally accrues income on such securities prior to the receipt of cash payments. Since each Portfolio must distribute substantially all of its income to shareholders to qualify for pass-through treatment under the federal income tax laws, a Portfolio investing in such bonds may have to dispose of other securities to generate the cash necessary for the distribution of income attributable to its zero coupon or pay-in-kind bonds. Such disposal could occur at a time which would be disadvantageous to the Portfolio and when the Portfolio would not otherwise choose to dispose of the assets.

REPURCHASE AGREEMENTS

     A repurchase agreement is an agreement under which a Portfolio acquires either U.S. Government obligations or high-quality liquid debt securities from a securities dealer or bank subject to resale at an agreed upon price and date. The securities are held by the Portfolio as collateral until retransferred and will be supplemented by additional collateral if necessary to maintain a total market value equal to or in excess of the value of the repurchase agreement. The Portfolio bears a risk that the proceeds from any sale of collateral upon a default in the obligation to repurchase will be less than the repurchase price. A Portfolio also bears a risk that the other party to a repurchase agreement will default on its obligations and the Portfolio will be delayed or prevented from exercising its rights to dispose of the collateral securities. A Portfolio will enter into repurchase agreements only with financial institutions which are deemed by its adviser to present minimal risk of default during the term of the agreement based on guidelines which are periodically reviewed by the Board of Directors.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWING

     A reverse repurchase agreement is a portfolio management technique in which a Portfolio temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including interest payment. A Portfolio may also enter into dollar rolls, in which the Portfolio sells a fixed income security for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forgo principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the proceeds of the initial sale.

     Any Portfolio may engage in reverse repurchase agreements, dollar rolls and other borrowing as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes without selling portfolio instruments. While engaging in reverse repurchase agreements and dollar rolls, each Portfolio will maintain cash, U.S. Government securities or high-grade, liquid debt securities in a segregated account at its custodian bank with a value at least equal to the Portfolio's obligation under the agreements, adjusted daily.

     Reverse repurchase agreements and dollar rolls may expose a Portfolio to greater fluctuations in value of its assets and renders the segregated assets unavailable for sale or other disposition. To avoid potential leveraging effects of borrowing (including reverse repurchase agreements and dollar rolls), a Portfolio will not purchase securities while such borrowing is in excess of 5% of its total assets. Each Portfolio will limit its borrowing to no more than one-third of its total assets.

LOANS OF PORTFOLIO SECURITIES

     Any Portfolio may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. A Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. No Portfolio presently expects to have on loan at any given time securities totaling more than one-third of its net asset value.

WHEN-ISSUED SECURITIES

     Any Portfolio may enter into commitments to purchase U.S. Government securities or other securities on a when-issued basis. A Portfolio may purchase when-issued securities because such securities are often the most efficiently priced and have the best liquidity in the bond market. When a Portfolio purchases securities on a when-issued basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. However, the Portfolio does not have to pay for the obligations until they are delivered to it. This is normally seven to 15 days later, but could be considerably longer in the case of some mortgage-backed securities. Depending on market conditions, the Portfolio's when-issued purchases could, but will not necessarily, cause its share value to be more volatile, because they increase the amount by which the Portfolio's total assets, including the value of the when-issued securities which the Portfolio has contracted to purchase, exceed its net assets. The Fund does not expect that any Portfolio's commitment to purchase when-issued securities will at any time exceed, in the aggregate, 20% of that Portfolio's total assets.

     To meet its payment obligation, each Portfolio will establish a segregated account with its custodian and maintain liquid assets, such as cash, U.S. Government securities or other appropriate high-grade debt obligations, in an amount at least equal in value to that Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the involved Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

RESTRICTED AND ILLIQUID SECURITIES

     Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. No securities for which there is not a readily available market ("illiquid assets") will be acquired by any Portfolio if such acquisition would cause the aggregate value of illiquid assets to exceed 10% of the Portfolio's net assets. Time deposits and repurchase agreements maturing in more than seven days are also considered illiquid.

     Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company's board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is not "illiquid" for purposes of the limit on the amount of a portfolio's net assets which may be invested in illiquid assets. The Fund intends to rely on this rule, to the extent appropriate, to deem specific securities acquired through private placement as not "illiquid." The Board has delegated to the adviser the responsibility for determining whether a particular security eligible for trading under this rule is illiquid. In making such determinations, the adviser will consider the following factors the Board has deemed relevant: the frequency of trades and quotes, the number of dealers and potential purchasers, the existence of dealer undertakings to make a market, and the nature of the security and of marketplace trades. The adviser's consideration of these factors and determination that a particular security is liquid remains subject to the Board's continuing oversight. The Board also reviews at least annually the continuing appropriateness of these procedures.

     Investing in securities eligible for trading under this Rule could adversely affect the liquidity of a Portfolio, if the newly-developing markets among qualified purchasers for such securities do not develop as anticipated, or if such purchasers become, for a time, uninterested in purchasing these securities.

OPTIONS AND FUTURES; FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolios may use options to attempt to enhance income and may also use options and futures contracts for hedging purposes. The
International Portfolio may also use forward currency contracts for hedging purposes or to attempt to enhance income.

     The Portfolios may purchase and sell call and put options on bond indices and on securities in which the Portfolio is authorized to invest for hedging purposes or to enhance income. The Portfolios may also purchase and sell interest rate and bond index futures contracts and options thereon for hedging purposes. In addition, the Portfolios may purchase and sell covered straddles on options on securities or bond indices or on options on futures contract on securities or bond indices. The International Portfolio may also purchase and sell covered straddles on currency options or on options on currency futures.


     The International Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specified transactions or with respect to its portfolio positions. For example, when Western Asset anticipates making a currency exchange transaction in connection with the purchase or sale of a security, the International Portfolio may enter into a forward contract in order to set the exchange rate at which the transaction will be made. The International Portfolio may enter in to a forward contract to sell an amount of a foreign currency approximating the value of some or all of its security positions denominated in such currency. It may also engage in cross-hedging by using a forward contract in one currency to hedge against fluctuations in the value of securities denominated in a different currency. The purpose of these contracts is to minimize the risk to the Portfolio from adverse changes in the relationship between two currencies.


     The International Portfolio may also purchase and sell foreign currency futures contracts, options thereon and options on foreign currencies to hedge against the risk of fluctuations in the market value of foreign securities it holds or intends to purchase, resulting from changes in foreign exchange rates. The Portfolio may also purchase and sell options on foreign currencies and use forward currency contracts to enhance income.

     Many options on debt securities are traded primarily on the over-the-counter ("OTC") market. OTC options differ from exchange-traded options in that the former are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it has purchased the option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. OTC options may be considered "illiquid securities" for purposes of the Portfolios' investment limitations. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Portfolio to reduce foreign currency risk using such options.

     Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position, and the Portfolio would remain obligated to meet margin requirements until the position is closed. Purchase of such instruments for which there is no liquid secondary market will be subject to the Portfolio's investment limitation on "illiquid securities."

     Each Portfolio will establish segregated accounts or maintain covering positions when engaging in the above strategies, to the extent required by the SEC and staff positions. A Portfolio may write a call or put option only if the option is "covered." A call option is covered if, so long as the Portfolio is obligated under the option, it will own an offsetting position in the underlying security, currency or futures contract, or a right to obtain the security, currency or futures contract. A put option is covered if the Portfolio maintains in a segregated account with the Fund's custodian, cash, or liquid high-quality debt securities, with a value sufficient to cover its potential obligations, as marked to market daily.

     A Portfolio will incur brokerage fees and related transaction costs when it purchases or sells futures contracts and premiums and transaction costs when it buys options. When a Portfolio purchases or sells a futures contract, the Portfolio is required to deposit with its custodian (or a broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). A Portfolio will not enter into futures contracts or commodities option positions if, immediately thereafter, its initial margin deposits plus premiums paid by it, less the amount by which any such options positions are "in-the-money" at the time of purchase, would exceed 5% of the fair market value of the Portfolio's total assets. If a Portfolio writes an option or sells a futures contract and is not able to close out that position prior to settlement date, the Portfolio may be required to deliver cash or securities substantially in excess of these amounts.

     The Fund might not employ any of the strategies described above, and there can be no assurance that any strategy used will succeed. A Portfolio's ability to engage in these practices may be limited by market conditions, the rules and regulations of the Commodity Futures Trading Commission, tax considerations and certain other legal considerations. Moreover, in the event that an anticipated change in the price of the securities or currencies that are the subject of the strategy does not occur, it may be that a Portfolio would have been in a better position had it not used that strategy at all.

     Risks of Futures, Options and Forward Contracts. The use of options, futures and forward currency exchange contracts involves certain investment risks and transaction costs to which the Portfolios might not be subject if they did not use such instruments. These risks include (1) dependence on the adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in market sectors and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of options, currencies, futures contracts, forward currency exchange contracts or options thereon and movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency exchange contracts are different from those needed to select the securities in which the Portfolios invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possibility that the use of cover or segregation involving a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other short-term obligations; and (6) the possible need to defer closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended ("Code") (see "Additional Tax Information" in the Statement of Additional Information). The use of options and forward contracts for speculative purposes, i.e., to enhance income or to increase a Portfolio's exposure to a particular security or foreign currency, subjects the Portfolio to additional risk. The use of futures or forward contracts to hedge an anticipated purchase (other than a when-issued or delayed delivery purchase), also subjects the Portfolio to additional risk until the purchase is completed or the position is closed out. Although the Portfolio generally will not enter into such anticipatory hedges without the expectation of completing the transaction, it is only required to complete 75% of them. If the transaction is not completed, the risk of the anticipatory hedge is the same as if the Portfolio had entered into the transaction for speculative purposes.

     The Statement of Additional Information contains a more detailed description of futures, options and forward strategies.

     New futures contracts, options thereon and other financial products and risk management techniques continue to be developed. The Portfolios may use these investments or techniques to the extent consistent with their investment objectives and regulatory and federal tax considerations.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

     The International Portfolio may purchase various fixed income and debt securities, the return on which may be linked or indexed to relative exchange rates between the U.S. dollar and a foreign currency or currencies or between foreign currencies. Western Asset will base its decision for the Portfolio to invest in any such securities on the same general criteria applicable to the adviser's decision for the Portfolio to invest in any fixed income security, including the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to the adviser's analysis of interest rates and other factors.

CAPITAL APPRECIATION AND RISK

     The capital appreciation (or depreciation) of fixed income and other debt securities is partially a function of changes in the current level of interest rates. An increase in interest rates generally reduces the market value of existing fixed income and other debt securities, while a decline in interest rates generally increases the market value of such securities. When interest rates are falling, a Portfolio with a shorter maturity generally will not generate as high a level of total return as a portfolio with a longer maturity. Conversely, when interest rates are rising, a Portfolio with a shorter maturity will generally outperform longer maturity portfolios. When interest rates are flat, shorter duration Portfolios generally will not generate as high a level of total return as longer maturity portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case).

     Changes in the creditworthiness, or the market's perception of the creditworthiness, of the issuers of fixed income and other debt securities will also affect their prices. The market value of securities denominated in currencies other than the U.S. dollar will be affected further by movements in foreign currency exchange rates that may result in overall appreciation or depreciation of a security regardless of the movement of interest rates in its trading market.

PORTFOLIO TURNOVER


     The turnover rate of the International Portfolio for the fiscal year ended June 30, 1995 was 355.03%. The Fund anticipates that the average turnover rate of each Domestic Portfolio will not exceed 200%. The portfolio turnover rate is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the average market value of the securities in the Portfolio during the year. A Portfolio may frequently sell fixed income securities and buy ostensibly similar securities to obtain yield and take advantage of changes in securities prices, a practice which will tend to increase the reported turnover rate of the Portfolio. The International Portfolio's turnover rate for the fiscal year ended June 30, 1995 reflects the volatile nature of international securities markets during such period. High turnover rates may result in increased transaction costs and the realization of capital gains. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. For more information on the taxation of distributions from a Portfolio's capital gains, see "Federal Tax Treatment of Dividends and Other Distributions." Each Portfolio will take these possibilities into account as part of its investment strategy.

                        PURCHASE OF SHARES

     Shares of the Portfolios described in this Prospectus are available only to clients maintaining separate accounts with Western Asset or its affiliates, which will place all purchase orders for shares of the Portfolios on behalf of such clients. Shares of each Portfolio are sold at the net asset value next determined after a purchase order in proper form and payment in federal funds are received by Boston Financial Data Services, Inc. ("BFDS"), the Fund's transfer and dividend-disbursing agent. There is no sales charge. Concurrent with the initial purchase of shares in any Portfolio, Western Asset will open an account with that Portfolio in the name of the client.

      Federal funds purchases will be accepted only on days on which the Fund and BFDS are open for business. The Fund is "open for business" on each day the New York Stock Exchange ("Exchange") is open for trading. In past years, the Exchange has observed the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the Portfolio's adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the Portfolio in question. Securities offered in payment for shares will be valued in the same way and at the same time the Fund values its portfolio securities for purposes of determining net asset value. See "How Net Asset Value is Determined," page 25. Investors who wish to purchase Fund shares through the contribution of securities should contact the Fund at (818) 584-4300 for instructions. Investors who purchase Fund shares through the contribution of securities should realize that, although the Fund may under some circumstances distribute portfolio securities rather than cash upon redemption, they are not likely to receive upon redemption the same securities that they contributed upon purchase. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The Portfolio's adviser will have full discretion to reject any securities offered as payment for shares.

     Certificates for shares will not be issued unless specifically requested in writing. There is no charge for certificates. Requests for certificates should be addressed to the Fund.

     The Fund reserves the right to reject any order for the purchase of shares. In addition, the Fund may suspend the offering of shares at any time and resume it at any time thereafter.

                       REDEMPTION OF SHARES

     Subject to the terms of each private account client's investment management agreement with Western Asset Management Company, Portfolio shares may be redeemed through three methods: (1) by sending a written request for redemption to Western Asset Trust, Inc., 117 East Colorado Boulevard, Pasadena, California 91105; (2) by calling the Fund at (818) 584-4300; or (3) by wire communication with BFDS. No charge is made for redemptions.

     Upon receipt of a request for redemption before the close of business of the Exchange on any day when the Exchange is open, BFDS, as transfer agent for the Fund, will redeem Portfolio shares at the net asset value per share determined as of the close of the Exchange on that day. Requests for redemption received by the transfer agent after the close of business on the Exchange will be executed at the net asset value determined as of the close of the Exchange on its next trading day.

     Requests for redemption should indicate:

     1. The number of shares or dollar amount to be redeemed and the investor's shareholder account number;

     2. The investor's name and the names of any co-owner of the account using exactly the same name or names used in establishing the account;

     3. Proof of authorization to request redemption on behalf of any co-owner of the account (please contact the Fund for further details); and

     4. The name, address, and account number to which the redemption payment should be sent.

     Shares may not be redeemed by telephone or wire if held in certificate form. Contact the Fund for more information. The Fund reserves the right to modify or terminate the redemption procedures upon notice to shareholders.

     Payment of the redemption price normally will be made by wire the next business day after receipt of a redemption request in good order. However, the Fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during other periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if, in the judgment of the adviser, the Portfolio involved could be adversely affected by immediate payment. Share prices will fluctuate, and the proceeds of a redemption or repurchase may be more or less than your original cost.

     Shareholders of some investment companies have experienced difficulty contacting their funds by telephone during periods of intense market activity. Shareholders who are unable to contact the Fund by telephone and wish to make a redemption should follow the instructions for redeeming by mail or by wire.

     Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the sale or redemption of shares, please contact the Fund or State Street.

                HOW NET ASSET VALUE IS DETERMINED

     Net asset value per share is determined for each Portfolio daily as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern Time), on every day that the Exchange is open, by subtracting the Fund's liabilities from its total assets and dividing the result by the number of shares outstanding. Portfolio securities are valued on the basis of market quotations or at fair value as determined under the guidance of the Board of Directors. Most securities held by the Portfolios are valued at fair value, primarily on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.
Securities for which market quotations are readily available are valued at the last sale price of the day for a comparable position, or, in the absence of any such sales, the last available bid price for a comparable position. Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. The International Portfolio values its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

                DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Portfolio declares and pays a dividend following the end of each calendar quarter out of its net investment income for that quarter. Each will also make an annual distribution of any net capital gain (the excess of long-term capital gain over short-term capital loss), net short-term capital gain, and, in the case of the International Portfolio, gains from certain foreign currency transactions. The Portfolios may make an additional distribution if necessary to avoid a 4% excise tax on certain undistributed income and capital gain. Dividends paid by a Portfolio are automatically reinvested in additional shares of that Portfolio, unless the investor requests payments in cash.

     An election to receive dividends or other distributions in cash rather than additional shares may be made by notifying BFDS in writing. The election must be received at least ten days before the payment date in order to be effective for distributions paid as of that date.

     The Fund's Board of Directors reserves the right to revise the dividend policy or postpone the payment of dividends if warranted in its judgment due to unusual circumstances, such as an unexpected large expense, loss or fluctuation in net asset value.

    FEDERAL TAX TREATMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Portfolio is treated as a separate corporation for federal income tax purposes. Each Domestic Portfolio intends to qualify, and the International Portfolio intends to continue to qualify, as a regulated investment company ("RIC") under the Code so that it will not be subject to federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain, if any) and any net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders.


     Dividends from a Portfolio's investment company taxable income (whether paid in cash or reinvested in Portfolio shares) are taxable to its shareholders (other than tax-exempt investors) as ordinary income to the extent of the Portfolio's earnings and profits. Distributions of a Portfolio's net capital gain, when designated as such, whether paid in cash or reinvested in Portfolio shares, are taxable to its shareholders as long-term capital gain, regardless of how long they have held their shares.


     A Portfolio will be subject to a nondeductible 4% excise tax to the extent it does not distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Portfolio intends to make distributions in amounts that will avoid imposition of the excise tax.

     Each Portfolio sends a notice to each of its shareholders following the end of each calendar year specifying the amounts of all income dividends and capital gain distributions paid (or deemed paid) during that year. Each Portfolio is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Portfolio with a correct taxpayer identification number or who otherwise are subject to backup withholding.

     A redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares.

     The requirements for qualification as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options, futures contracts or forward contracts.

     The International Portfolio's dividend and interest income, and gains realized from disposition of foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     If more than 50% of the value of the International Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and expects to, file an election with the Internal Revenue Service that will enable its taxable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to certain foreign and U.S. possessions income taxes that may be paid by the Portfolio. Pursuant to the election, the Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as his or her own income from those sources and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. Not all foreign taxes may be deductible or creditable, however, because the Portfolio may invest in securities of companies that are located in countries that impose taxes for which a federal income tax deduction or credit is not available. If the Portfolio makes the described election, it will report to its shareholders shortly after each taxable year their respective shares of the Portfolio's income from sources within, and taxes paid to, foreign countries and U.S. possessions. There can be no assurance, however, that the Portfolio will be eligible to make such an election.

     The foregoing is only a summary of some of the important federal tax considerations generally affecting the Portfolios and their shareholders; see the Statement of Additional Information for a further discussion. In addition to the federal tax considerations described above, which are applicable to any investment in a Portfolio, there may be other federal, state or local tax considerations applicable to a particular investor. Prospective shareholders are urged to consult their tax advisers with respect to the effects of this investment on their own tax situations.

                      MANAGEMENT OF THE FUND

THE FUND'S INVESTMENT ADVISER

     The business and affairs of the Fund are managed under the direction of its Board of Directors. Pursuant to an investment advisory and administration agreement with the Fund

("Advisory Agreement"), which was approved by the Fund's Board of Directors, Western Asset serves as investment adviser and portfolio manager for all of the Portfolios and is responsible for the day-to-day investment management of the assets of the Portfolios, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security.


     Western Asset renders investment advice to fourteen open-end investment companies and one closed-end investment company which together had assets under management of approximately $3.2 billion as of September 30, 1995. Western Asset also renders investment advice to private accounts with fixed income assets under management of approximately $15.0 billion as of that date. Western Asset is a subsidiary of Legg Mason, Inc., a financial services holding company, which is also the parent of Legg Mason Fund Adviser, Inc. The address of Western Asset is 117 East Colorado Boulevard, Pasadena, California 91105.


     Western Asset's International Investment Strategy Group is responsible for the day-to-day management of the International
Portfolio. The Group has held such responsibility since December 31, 1994.

     Portfolio managers have not been appointed for the Domestic
Portfolios, which have not commenced operations (i.e. first begun to invest their assets in accordance with their investment objectives) as of the date of this Prospectus.

THE FUND'S ADMINISTRATOR


     Legg Mason Fund Adviser, Inc., the Administrator, serves as the Fund's administrator, pursuant to administration agreements with Western Asset, which were approved by the Fund's Board of Directors ("Administration Agreement"). The Administrator manages the non-investment affairs of the Fund, directs matters related to the operation of the Fund and provides office space and administrative staff for the Fund. The Administrator acts as manager, investment adviser or consultant to nine other open-end investment companies with a total of fifteen portfolios and to one closed-end investment company. These funds had aggregate assets under management of about $5.0 billion as of September 30, 1995. The Administrator's address is 111 South Calvert Street, Baltimore, Maryland 21202.


MANAGEMENT AND OTHER EXPENSES


     For services under its management agreement, each of the Domestic Portfolios pays Western Asset a fee, computed daily and payable monthly, at an annual rate equal to .175% of the Portfolio's average daily net assets, of which .150% is retained as a management fee and .025% is paid pursuant to the Administration Agreement. For services under its management agreement, the International Portfolio is obligated to pay Western Asset a fee, computed daily and payable monthly, at an annual rate equal to .475% of the Portfolio's average daily net assets. However, Western Asset has waived a portion of such fees. See "Expense Limitation," page 29. For services under the Administration Agreements, Western Asset (not the Fund) pays the Administrator a fee, calculated daily and payable monthly, at an annual rate equal to .025% of the average daily net assets of each Domestic Portfolio, and an annual rate of .075% of the average net assets of the International Portfolio.


     Each Portfolio pays all its other expenses which are not assumed by its adviser or the Administrator. These expenses include, among others, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of the directors who are not "interested persons" of the adviser, Administrator or Distributor as that term is defined in the Investment Company Act, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the Portfolio for sale under federal and state law, distribution fees, governmental fees, expenses incurred in connection with membership in investment company organizations, interest expense, taxes and brokerage fees and commissions. The Portfolios also are liable for such nonrecurring expenses as may arise, including litigation to which a Portfolio or the Fund may be a party. The Fund may also have an obligation to indemnify its directors and officers with respect to litigation.


     Expense Limitation. Western Asset has voluntarily agreed to waive its fees or reimburse each of the Domestic Portfolios to the extent the Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any extraordinary expenses) exceed during any month an annual percentage rate equal to .25% of the Portfolio's average daily net assets, and Western Asset has voluntarily agreed to waive its fees or reimburse the International Portfolio to the extent that Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any extraordinary expenses) exceed during any month an annual percentage rate equal to .85% of that Portfolio's average daily net assets. These waiver and reimbursement agreements are in effect until December 31, 1995. In addition, Western Asset has voluntarily waived for calendar year 1995 all of its fees for services to the International Portfolio under its management agreement, other than the portion of such fee equal to the fee paid by Western Asset to the Administrator (at an annual rate of .075% of average net assets) for services to the International Portfolio under the Administration Agreement.


     A Portfolio may reimburse its adviser for fees foregone or expenses reimbursed by them pursuant to the expense limitation if expenses fall below the limit prior to the end of the fiscal year.

THE FUND'S DISTRIBUTOR

     Legg Mason Wood Walker, Incorporated ("Distributor") is authorized to distribute the Portfolios' shares pursuant to an underwriting agreement with the Fund which was approved by the Board of Directors ("Underwriting Agreement"). The Distributor or its affiliates is obligated to pay all expenses in connection with the offering of Fund shares, including any compensation to its investment brokers, the printing and distribution of prospectuses, statements of additional information and periodic reports used in connection with the offering to prospective investors, after the prospectuses and statements of additional information have been prepared, set in type and mailed to existing shareholders at the Fund's expense, and for supplementary sales literature and advertising costs. The Distributor receives no direct compensation from the Fund for these expenses. The Distributor is a wholly owned subsidiary of Legg Mason, Inc.

THE FUND'S CUSTODIAN AND TRANSFER AGENT

     State Street Bank and Trust Company ("State Street") serves as custodian of the Fund's assets and BFDS serves as its transfer agent and dividend disbursing agent. The duties of State Street and BFDS include processing requests for the purchase or redemption of shares and performing other administrative services on behalf of the Fund.

     Pursuant to rules adopted under Section 17(f) of the Investment Company Act, the International Portfolio may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Directors in accordance with SEC rules. The Board of Directors will consider a number of factors, including, but not limited to, the relationship of the institution to State Street, the reliability and financial stability of the institution, the ability of the institution to capably perform custodial services for the Fund, the reputation of the institution in its national market, the political and economic stability of the countries in which the sub-custodians will be located and risks of potential nationalization or expropriation of Fund assets. No assurance can be given that the Board of Directors' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of Fund assets will not occur.

                        OTHER INFORMATION

DESCRIPTION OF THE FUND

     The Fund may establish additional Portfolios in the future. The Fund has authorized capital of a total of five billion shares of common stock at par value $0.001. Each of the Portfolios described herein has an initial authorized capital of one billion shares. All shares are the same class, and each share is entitled to one vote on any matter submitted to a shareholder vote. Fractional shares have fractional voting rights. Voting rights are not cumulative. Voting on matters pertinent only to a particular Portfolio, such as the adoption of an investment advisory contract for that Portfolio, is limited to that Portfolio's shareholders. All shares of the Fund are fully paid and nonassessable and have no preemptive or conversion rights.

     Although the Fund does not intend to hold annual shareholder meetings, it will hold a special meeting of shareholders when the Investment Company Act requires a shareholder vote on certain matters (including the election of directors or approval of an advisory contract). The Fund will also call a special meeting of shareholders at the request of 25% or more of the shares entitled to vote thereat, or, as required by the Act, at the request of 10% of the shareholders for the purpose of considering the removal of one or more directors. Shareholders wishing to call such a meeting should submit a written request to the Fund at 117 East Colorado Blvd., Pasadena, California 91105, stating the purpose of the proposed meeting and the matters to be acted upon.


     As of October 6, 1995, Northern Trust Company, as trustee, may be deemed to "control" the International Securities Portfolio, as that term is defined in the 1940 Act. Prior to the initial public offering of a Portfolio's shares, the Adviser will be the sole shareholder of each Portfolio and is thus a controlling person, as that term is defined in the 1940 Act, of each Portfolio.


CONFIRMATIONS AND REPORTS

     BFDS will send to each shareholder or its agent monthly confirmations showing all purchases and redemptions of shares made, and all dividends and other distributions paid, during the previous month. Reports will be sent to shareholders or their agents at least semiannually showing the Fund's investments and other information. Shareholders or their agents will also receive each year an annual report containing financial statements audited by the Fund's independent accountants.

     Shareholder inquiries should be addressed to "Western Asset Trust, Inc., 117 East Colorado Blvd., Pasadena, California 91105."

PERFORMANCE INFORMATION

     From time to time, each Portfolio may quote its total return in marketing materials or in reports or other communications to shareholders. A mutual fund's "total return" is a measurement of the overall change in value, including changes in share price and assuming reinvestment of dividends and capital gain distributions, of an investment in the fund. "Cumulative total return" shows a fund's performance over a specific period of time. "Average annual total return" is the average annual compounded return that would have produced the same cumulative total return if the fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a fund's return, they differ from actual year-by-year results.

     Investors should consider all performance information in light of a Portfolio's investment objectives and policies, characteristics of the Portfolio and the existing market conditions during the time period indicated. Performance information is based on historical performance only and should not be viewed as representative of the Portfolio's future performance. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Performance information for a Portfolio may be compared to various unmanaged indices, such as the Salomon Brothers Corporate Index, the Salomon Brothers Mortgage Index and the Salomon Brothers World Government Bond Index (Ex U.S.). Such indices of securities prices generally do not reflect deductions for administrative and management costs and expenses.

Investment Adviser
     Western Asset Management Company
     117 East Colorado Boulevard
     Pasadena, CA  91105

Administrator
     Legg Mason Fund Adviser, Inc.
     111 South Calvert Street
     Baltimore, MD  21202

Distributor
     Legg Mason Wood Walker, Inc.
     111 South Calvert Street
     Baltimore, MD 21202

Custodian
     State Street Bank & Trust Company
     P.O. Box 1790
     Boston, MA  02105


Transfer Agent
     Boston Financial Data Services, Inc
     P.O. Box 953
     Boston, MA  02103


Independent Accountants
     Price Waterhouse LLP
     7 St. Paul Street
     Baltimore, MD  21202

Legal Counsel
     Munger, Tolles & Olson
     355 South Grand Avenue, 35th Floor
     Los Angeles, CA 90071-1560


Prospectus

October 30, 1995

                             APPENDIX

     The Fund may use the following hedging instruments:

     Options on Debt Securities and Foreign Currencies - A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

     Interest Rate and Foreign Currency Futures Contracts - Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     Options on Futures Contracts - Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     Forward Currency Contracts - A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

                   WESTERN ASSET TRUST, INC.
                      Money Market Portfolio
                     Short Duration Portfolio
                    Limited Duration Portfolio
                 Intermediate Duration Portfolio
                  Full Range Duration Portfolio
                     Long Duration Portfolio

               STATEMENT OF ADDITIONAL INFORMATION

     Western Asset Trust, Inc. ("Fund") is a no-load, open-end management investment company currently consisting of nine separate professionally managed investment portfolios. The six portfolios described in this Statement of Additional Information are -- Money Market Portfolio, Short Duration Portfolio, Limited Duration Portfolio, Intermediate Duration Portfolio, Full Range Duration Portfolio and Long Duration Portfolio (collectively, "Portfolios"). The Portfolios described in this Statement of Additional Information are diversified.

     The investment objective of the Money Market Portfolio is to seek high current income consistent with liquidity and conservation of principal. The investment objective of all other Portfolios is to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for that Portfolio. These Portfolios differ from one another primarily in the proportion of assets invested in certain types of securities and in their normal duration.



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Fund, dated October 30, 1995, which has been filed with the Securities and Exchange Commission ("SEC"). Copies of the Fund's Prospectus are available without charge from Western Asset Trust, Inc., (818) 584-4300.

Dated:  October 30, 1995

                        TABLE OF CONTENTS


                                                                        Page


Additional Information About Investment Limitations and Policies          3

Valuation of Portfolio Shares                                            14

Management of the Fund                                                   16

Purchases and Redemptions                                                21

Exchange Privilege                                                       22

Portfolio Transactions and Brokerage                                     22

Additional Tax Information                                               23

Other Information                                                        25

Principal Holders of Securities                                          26

Financial Statements                                                     29

Appendix A - Ratings of Securities                                      A-1

     ADDITIONAL INFORMATION ABOUT INVESTMENT LIMITATIONS AND POLICIES


    In addition to the investment objective of each Portfolio described in the Prospectus, the Fund has adopted certain fundamental investment limitations for each Portfolio that cannot be changed except by vote of the holders of a majority of the outstanding voting securities of the affected Portfolio. No Portfolio may:

    (1) Borrow money or issue senior securities, except that a Portfolio may borrow from banks or enter into reverse repurchase agreements, provided that, immediately after such borrowing, the total amount borrowed by the Portfolio, including reverse repurchase agreements, does not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than the borrowings); and provided further that any Portfolio may enter into transactions in options, futures, options on futures and forward foreign currency contracts as described in the Prospectus and this Statement of Additional Information;

    (2) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio, except as may be necessary in connection with permitted borrowings, provided that this limitation does not prohibit escrow, collateral or margin arrangements in connection with the Portfolio's use of options, futures contracts, options on futures contracts, forward foreign currency contracts, when-issued securities or reverse repurchase agreements;

    (3) Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, or buy 10% or more of all the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this limitation, and provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

    (4) Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions and except that a Portfolio may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward foreign currency contracts;

    (5) Invest 25% or more of its total assets (taken at market value) in any one industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements thereon; and provided further that investments by the Money Market Portfolio in U.S. bank instruments (such as bankers' acceptances, certificates of deposits and time or demand deposits) shall not be considered investments in any one industry for purposes of this policy; and provided further that, for purposes of this limitation, U.S. branches of foreign banks are considered U.S. banks if they are subject to substantially the same regulation as domestic banks, and foreign branches of U.S. banks are considered U.S. banks if the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on the instruments for any reason;

    (6) Purchase or sell commodities or commodity contracts, except that a Portfolio may purchase or sell futures on fixed income instruments and foreign currencies and options thereon, may engage in transactions in foreign currencies and may purchase or sell options on securities and on foreign currencies and forward foreign currency contracts;

    (7) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws;

    (8) Make loans, except loans of portfolio securities and except to the extent that the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans;

    (9) Purchase or sell real estate, provided that a Portfolio may invest in securities secured by, or issued by companies that invest in, real estate or interests therein, including real estate investment trusts; or

    (10) Invest in oil, gas or mineral-related programs or leases, provided that a Portfolio may invest in securities issued by companies that engage in such activities.

    The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the affected Portfolio or (b) 67% or more of the shares of the affected Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of that Portfolio are represented at the meeting in person or by proxy. Except with respect to investment limitation number (1), if a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in the value of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

    Except as otherwise specified, the investment limitations and policies described below may be changed by the Fund's Board of Directors without shareholder approval.

Ratings of Debt Obligations

    Moody's Investors Service, Inc. ("Moody's), Standard & Poor's Ratings Group ("S&P") and other nationally recognized or foreign statistical rating organizations ("SROs") are private organizations that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A. A Portfolio may consider these ratings in determining whether to purchase, sell or hold a security. Ratings are not absolute assurances of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

Mortgage-Related Securities

    Mortgage-related securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and, in most instances, principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed through" to investors such as the Portfolios. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are often backed by various forms of credit, insurance and collateral, although these may be in amounts less than the full obligation of the pool to its shareholders.

    Pools consist of whole mortgage loans or participations in loans.
The majority of these loans are made to purchasers of one- to four-family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Portfolios may purchase pools of variable-rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types.


    All poolers apply standards for qualification to lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

    The average life of mortgage-related securities varies with the maturities and the nature of the underlying mortgage instruments. For example, securities issued by the Government National Mortgage Association ("GNMA") tend to have a longer average life than participation certificates ("PCs") issued by the Federal Home Loan Mortgage Corporation ("FHLMC") because there is a tendency for the conventional and privately-insured mortgages underlying FHLMC PCs to repay at faster rates than the Federal Housing Administration and Veterans Administration loans underlying GNMAs. In addition, the term of a security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

    In determining the dollar-weighted average maturity of each Portfolio, the Adviser will follow industry practice in assigning an average life to the mortgage-related securities held by each Portfolio unless the interest rate on the mortgages underlying the securities is such that a different prepayment rate is likely. For example, if a GNMA has a high interest rate relative to the market, that GNMA is likely to have a shorter overall maturity than a GNMA with a market rate coupon. Moreover, the Adviser may deem it appropriate to change the projected average life for a Portfolio's mortgage-related securities as a result of fluctuations in market interest rates and other factors.

    Yields on mortgage-related securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the yield expected on the basis of average life. Reinvestment of the prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio. The compounding effect from reinvestments of monthly payments received by each Portfolio will increase the yield to shareholders compared to bonds that pay interest semi-annually.

Private Mortgage-Related Securities

    Certain private mortgage pools are organized in such a way that the SEC staff considers them to be closed-end investment companies. Each Portfolio's investment in such pools is constrained by federal statute, which restricts investments in the shares of other investment companies.

    The private mortgage-related securities in which the Portfolios may invest include foreign mortgage pass-through securities ("Foreign Pass-Throughs"), which are structurally similar to the pass-through instruments described above. Such securities are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, specialized financial institutions and special purpose subsidiaries of the foregoing. Foreign Pass-Throughs usually are backed by a pool of fixed rate or adjustable-rate mortgage loans. The Foreign Pass-Throughs in which the Fund invests typically are not guaranteed by an entity having the credit status of the Government National Mortgage Association, but generally utilize various types of credit enhancement.

Asset-Backed Securities

    Asset-backed securities are structurally similar to mortgage-backed securities, but are secured by interests in a different type of receivable. Asset-backed securities therefore present certain risks that are not presented by mortgage-related debt securities or other securities in which the Fund may invest. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

Non-Governmental Fixed Income and Other Debt Securities

    A Portfolio's investments in U.S. dollar-denominated fixed income and other debt securities of non-governmental domestic or foreign issuers are limited to fixed income or other debt securities (bonds, debentures, notes and other similar instruments) which meet the minimum ratings criteria set forth for the Portfolio or, if unrated, are determined by the Adviser to be of comparable quality to fixed income or other debt securities in which the Portfolio may invest.

    Each of the Portfolios (except the Money Market Portfolio) may invest up to 5% of its net assets in debt securities of non-governmental issuers that are below investment grade but are rated B or higher by Moody's or S&P. Where one of the SRO's has assigned an investment grade rating to an instrument and others have given it a lower rating, the Fund may consider the instrument to be investment grade for purposes of the 5% limitation. The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for a Portfolio to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Fund's Board of Directors believes accurately reflects fair market value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information are available.

    Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, there has been in recent years a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates.

Bank Obligations

    Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances and time deposits in U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Portfolio also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

    Each Portfolio limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment (1) have more than $10 billion, or the equivalent in other currencies, in total assets; (2) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (3) are determined by the Adviser to be of comparable quality to obligations of U.S. banks in which the Portfolios may invest. Subject to the limitation on concentration of no more than 25% of a Portfolio's assets in the securities of issuers in a particular industry and the limitations on foreign securities and securities denominated in foreign currency, there is no limitation on the amount of a Portfolio's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein, except for the Money Market Portfolio, which may invest only in U.S. dollar-denominated instruments. As noted in the Prospectus, the Total Return Portfolios have no present intention of investing in securities denominated in foreign currencies. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Restricted and Illiquid Securities

    Each Portfolio is authorized to invest up to 10% of its net assets in securities for which no readily available market exists, which for this purpose includes, among other things, repurchase agreements maturing in more than seven days. Restricted securities may be sold only (1) pursuant to SEC Rule 144A or other exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933. Such securities include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be subject to this 10% limit. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Reverse Repurchase Agreements and Other Borrowing

    Each Portfolio may borrow for temporary or emergency purposes. This borrowing may be unsecured. The Investment Company Act of 1940 ("1940 Act") requires a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, a Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio.

To avoid the potential leveraging effects of a Portfolio's borrowings, a Portfolio will not make investments while borrowings are in excess of 5% of the Portfolio's assets. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Portfolios may enter into reverse repurchase agreements as a method of borrowing.

Securities of Foreign Issuers

    Each of the Total Return Portfolios is authorized to invest up to 25% of its total assets in U.S. dollar-denominated or foreign currency-denominated securities of foreign issuers, but each currently intends to limit such investments to U.S. dollar-denominated securities. In addition to the risks of foreign securities described in the Prospectus, investment in securities denominated in foreign currencies would involve the additional risk that changes in foreign exchange rates will affect the value of the securities. A Portfolio investing in such securities would be subject to the transaction costs of foreign currency conversion.



Short Sales

    The Portfolios do not currently intend to sell securities short, other than through the use of futures and options as described in the Prospectus. No Portfolio is permitted to engage in short sales unless it simultaneously owns, or has the right to acquire, securities identical in kind and amount to those sold short.




Options and Futures

    In pursuing their individual investment objectives, the Total Return Portfolios may, as described in the Prospectus, purchase and sell (write) both put options and call options on securities, may enter into futures contracts on fixed income instruments and may purchase and sell options on such futures contracts ("futures options") for hedging purposes or in other circumstances permitted to a registered investment company by the Commodity Futures Trading Commission ("CFTC") as part of each Portfolios' investment strategy. If other types of options, futures contracts or options on futures are traded in the future, a Portfolio may also use those investments.

    Each of the Total Return Portfolios is also authorized to purchase and sell put and call options on foreign currencies, enter into futures contracts on foreign currencies and may purchase and sell options on such futures contracts. A Portfolio may use these techniques to attempt to hedge against changes in foreign currency exchange rates or in other circumstances permitted to a registered investment company by the CFTC. Each of the Total Return Portfolios also is authorized to enter into forward foreign currency contracts in amounts approximating the value of some or all of the Portfolio's securities positions (or anticipated positions) denominated in the currency being sold to hedge against changes in the value of that currency relative to the U.S. dollar, to increase the Portfolio's exposure to a currency the Adviser believes may rise in value relative to the U.S. dollar, or to shift the Portfolio's exposure to foreign currency fluctuations from one currency to another. A Portfolio will not engage in these techniques unless it owns or intends to purchase securities denominated in a foreign currency, which the Portfolios do not currently intend to do.

Options on Securities

    A Portfolio may purchase call options on securities that the Adviser intends to include in the Portfolio's investment portfolio in order to fix the cost of a future purchase. Call options also may be used as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Portfolio's potential loss to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit realized will be reduced by the premium.

    A Portfolio may purchase put options in order to hedge against a decline in the market value of securities held in its portfolio. The put option enables a Portfolio to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Portfolio realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

    A Portfolio may write covered call options on securities in which it is authorized to invest. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, a Portfolio will write covered call options on securities generally when the Adviser believes that the premium received by the Portfolio, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, in the event that the market price of the underlying security held by the Portfolio declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Portfolio. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Portfolio would be obligated to sell the security at less than its market value. The Portfolio would give up the ability to sell the portfolio securities used to cover the call option while the call option was outstanding. Such securities would also be considered illiquid in the case of over-the-counter ("OTC") options written by a Portfolio, and therefore subject to a Portfolio's limitation on investing no more than 10% of its total assets in illiquid securities. In addition, a Portfolio could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase would likely be offset by an increase in cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the securities' current market value).

Futures Contracts and Options on Futures Contracts

    Each Portfolio will limit its use of futures contracts and futures options to hedging transactions or other circumstances permitted to registered investment companies by regulatory authorities. For example, a Portfolio might use futures contracts to attempt to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

     A Portfolio also may use futures contracts on fixed income instruments and options thereon to hedge its investment portfolio against changes in the general level of interest rates. A futures contract on a fixed income instrument is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of fixed income security called for in the contract at a specified future time and at a specified price. A Portfolio may purchase a futures contract on a fixed income security when it intends to purchase fixed income securities but has not yet done so. This strategy may minimize the effect of all or part of an increase in the market price of the fixed income security that a Portfolio intends to purchase in the future. A rise in the price of the fixed income security prior to its purchase may either be offset by an increase in the value of the futures contract purchased by a Portfolio or avoided by taking delivery of the fixed income securities under the futures contract. Conversely, a fall in the market price of the underlying fixed income security may result in a corresponding decrease in the value of the futures position. A Portfolio may sell a futures contract on a fixed income security in order to continue to receive the income from a fixed income security, while endeavoring to avoid part or all of the decline in the market value of that security that would accompany an increase in interest rates.

    A Portfolio may purchase a call option on a futures contract to hedge against a market advance in fixed income securities which the Portfolio plans to acquire at a future date. The purchase of a call option on a futures contract is analogous to the purchase of a call option on an individual fixed income security which can be used as a temporary substitute for a position in the security itself. A Portfolio also may write covered call options on futures contracts as a partial hedge against a decline in the price of fixed income securities held in the Portfolio's investment portfolio, or purchase put options on futures contracts in order to hedge against a decline in the value of fixed income securities held in the Portfolio's investment portfolio. A Portfolio may write a covered put option as a partial anticipatory hedge.

    When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or a broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Under certain circumstances, such as during periods of high volatility, a Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

    A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it.
Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Portfolio.

    Although some futures contracts call for making or taking delivery of the underlying securities, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same currency or underlying security and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, or if it is more, the Portfolio realizes a loss. If an offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, or if it is less, the Portfolio realizes a loss. The Portfolio will also bear transaction costs for each contract which will be included in these calculations.

    A Portfolio will not enter into futures contracts or option positions if, immediately thereafter, the initial margin deposits plus premiums paid by it, less the amount by which any such options positions are "in-the-money" at the time of purchase, would exceed 5% of the fair market value of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

    The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures or options on futures. See "Additional Tax Information."

Risks Associated with Futures and Options

    In considering the Portfolios' use of futures contracts and options, particular note should be taken of the following:

    (1) Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

    (2) The ability to establish and close out positions in either futures contracts or exchange-listed options is also subject to the maintenance of a liquid secondary market. Consequently, it may not be possible for a Portfolio to close a position and, in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts or options have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

    (3) Successful use by a Portfolio of futures contracts and options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and interest rate markets, which may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to anticipated levels at some point in the future. There is, in addition, the risk that movements in the price of the futures contract will not correlate with movements in the prices of the securities being hedged. If the price of the securities being hedged has moved in a favorable direction, this advantage may be partially offset by losses in the futures position. In addition, if the Portfolio has insufficient cash, it may have to sell assets from its investment portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market; consequently, a Portfolio may need to sell assets at a time when such sales are disadvantageous to the Portfolio. If the price of the futures contract moves more than the price of the underlying securities, the Portfolio will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

    (4) The value of an option position will reflect, among other things, the current market price of the underlying security or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or futures contract and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying market.

    (5) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities which cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market; such speculative activity in the futures market also may cause temporary price distortions. Third, participants could make or take delivery of the underlying securities instead of closing out their contracts. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

    (6) Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market value of the underlying security or futures contract. Options that expire unexercised have no value, and the Portfolio will realize a loss in the amount paid and any transaction costs.

    (7) Like options on securities, options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that liquid secondary markets for all options on futures contracts will develop.

    (8) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Portfolio purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio when the use of a futures contract would not, such as when there is no movement in the value of the securities being hedged.


    (9) A Portfolio's activities in the futures and options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Portfolio also may save on commissions by using such contracts as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

    (10) A Portfolio may purchase and write both exchange-traded options and options traded on the OTC market. Exchange markets for options on debt securities exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although the Portfolios intend to purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the OTC markets only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists. Although the Portfolios will enter into OTC options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Portfolios, there can be no assurance that a Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, a Portfolio may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by a Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because a Portfolio must maintain a covered position with respect to any call option it writes on a security or futures contract the Portfolio may not sell the underlying security or futures contract or invest any cash, U.S. Government securities or short-term debt securities used as cover during the period it is obligated under such option. This requirement may impair a Portfolio's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

Additional Risks of Options on Securities, Futures Contracts and Options on Futures Contracts Traded on Foreign Exchanges

    Options on securities, futures contracts and options on futures contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the price of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Portfolios' ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

Cover for Hedging Strategies

    A Portfolio will not use leverage in its hedging strategies. Each Portfolio will comply with guidelines established by the SEC with respect to coverage of hedging strategies by mutual funds, and, if the guidelines so require, will set aside cash and/or liquid, high-grade debt securities in a segregated account with its custodian in the amount prescribed, as marked to market daily. Securities, options or futures positions used for cover and securities held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Portfolio's assets could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.

Duration

    Traditionally, a fixed income security's term to maturity was used to evaluate the sensitivity of the security's price to changes in interest rates. Duration is a measure of the expected life of a fixed income security on a cash flow basis, that was developed as a more precise method of evaluating such sensitivity. A security's term to maturity measures only the time until final payment of the security, and does not take into account the pattern of payments made prior to maturity. Duration takes time intervals over which the interest and principal payments are scheduled and weights each by the present values of the cash to be received at the corresponding future point in time.

    There may be circumstances under which even duration calculations do not properly reflect the interest rate exposure of a security. For example, floating variable rate securities may have final maturities of ten or more years; however, their interest exposure corresponds to the frequency of the coupon reset. Similarly, many mortgage pass-through securities may have stated final maturities of 30 years, but current prepayment rates are more critical in determining the security's interest rate exposure. In these situations, the Adviser may consider other analytical techniques that incorporate the economic life of a security into its determination of interest rate exposure.


                  VALUATION OF PORTFOLIO SHARES

     As described in the Prospectus, securities owned by any of the Total Return Portfolios for which market quotations are readily available are valued at current market value. Securities are valued at the last sale price for a comparable position on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one market, the securities are generally valued on the market considered by the Adviser as the primary market.

     Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the New York Stock Exchange ("Exchange"), which events will not be reflected in a computation of a Portfolio's net asset value on that day. If events materially affecting the value of such investments occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

Use of the Amortized Cost Method

    The Board of Directors has decided that the best method for determining the value of securities held by the Money Market Portfolio is amortized cost. Under this method, portfolio instruments are valued at acquisition cost as adjusted for amortization of premium or accrual of discount rather than at current market value. The Board of Directors continually assesses this method of valuation and recommends changes where necessary to assure that the Money Market Portfolio's investments are valued at their fair value as determined in good faith by or under the direction of the directors.

    The Fund's use of the amortized cost method of valuing portfolio instruments held by the Money Market Portfolio depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the Board of Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distributions and redemptions, at $1.00 per share, taking into account current market conditions and the Portfolio's investment objective.

    Under Rule 2a-7, the Money Market Portfolio is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Portfolio to receive the principal amount of the instrument from the issuer or a third party (1) at any time, on no more than 30 days' notice or (2) at specified intervals not exceeding 397 days, and upon no more than 30 days' notice. A standby commitment entitles the Portfolio to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

    Although demand features and standby commitments are techniques that are defined as "puts" under Rule 2a-7, the Portfolio does not consider them to be "puts" as that term is used in the Fund's investment limitations. Demand features and standby commitments are features which enhance an instrument's liquidity, while the investment limitation limiting "puts" is designed to limit the purchase and sale of put and call options to certain purposes and is not designed to prohibit the Fund from using techniques which enhance the liquidity of portfolio instruments.

Monitoring Procedures

    The Board of Directors' procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will take any steps it considers appropriate if there is a difference of more than 0.5% between the two (such as redeeming in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions

    Rule 2a-7 requires the Money Market Portfolio to limit its investments to instruments that present minimal credit risk, in the opinion of the Board, and are of high quality. The Rule also requires the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days that is appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument considered under SEC rules to have a remaining maturity of more than 397 days can be purchased by the Portfolio. The Portfolio may hold securities with maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Portfolio will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

    It is the Money Market Portfolio's usual practice to hold portfolio securities to maturity and realize par, unless the Adviser determines that sale or other disposition is appropriate in light of the Portfolio's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

    In periods of declining interest rates, the indicated daily yield on shares of the Money Market Portfolio computed by dividing the annualized daily income on the portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Portfolio computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                      MANAGEMENT OF THE FUND

Directors and Officers




    The Fund's officers are responsible for the operation of the Fund under the direction of the Board of Directors. The officers and directors of the Fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates directors who are "interested persons" of the Fund as defined in the 1940 Act. The address of each officer and director is 117 East Colorado Blvd., Pasadena, CA 91105.

    William G. McGagh, [66] (1)(2) Chairman of the Board and Director; Consultant, McGagh Associates (corporate financial consulting), January 1989-present; Director of Pacific American Income Shares, Inc.;
formerly: Senior Vice-President, Chief Financial Officer and Director of Northrop Corporation (military aircraft).

    Dr. Richard C. Gilman, [72] (1) (2) Director; President Emeritus of Occidental College, 1988-present; Director of Pacific American Income Shares, Inc.; formerly: President and Chief Executive Officer of
Occidental College.

    Gordon L. Hough, [76] (1) Director; Director of Pacific American Income Shares, Inc., Ameron, Inc. (construction products) and the
Chronicle Publishing Company; formerly: Director of First Interstate
Bank.

    *Ronald L. Olson, [54] (2) (3) Director; Senior Partner, Munger, Tolles & Olson (a law partnership); Director of Pacific American Income Shares, Inc.

    *W. Curtis Livingston, III, [52] (1) President and Director;
President, Director and Chief Executive Officer of Western Asset
Management Company (investment management firm), December 1980-present; President, Pacific American Income Shares, Inc.

    Norman Barker, Jr., [73] Director; Director of American Health Properties (real estate investment trust), Southern California Edison Company, SPI Pharmaceuticals, Inc., ICN Pharmaceutical, Inc., and TCW Convertible Securities Fund, Inc. (management investment company); formerly: Chairman of the Board of First Interstate Bancorp.

    *Louis A. Simpson, [58] (4) Director; President and CEO Capital Operations of Government Employees Insurance Company (GEICO Corporation) since May 1993; Vice Chairman of GEICO (1985-1993); Senior Vice President and Chief Investment Officer of GEICO (1979-1985). Director of Pacific American Income Shares, Inc., Potomac Electric Power Company, Potomac Capital Investment Corporation, and Salomon Inc. Formerly:
President and CEO of Western Asset Management Company.

    Kent S. Engel, [48] Vice-President; Director and Chief Investment Officer of Western Asset Management Company, 1969-present;
Vice-President and Portfolio Manager of Pacific American Income Shares,
Inc.

    Scott F. Grannis, [46] Vice President; Director and Economist, Western Asset Management Company, 1989 - present; Director, Supershares Services Corp. (investment company services); formerly: Vice-President, Leland O'Brien Rubinstein (investment advisory firm), 1986-89.

    Stephen A. Walsh, [36] Vice-President: Director and Senior Portfolio Manager, Western Asset Management Company; formerly: Portfolio Manager and Trader of Security Pacific Investment Managers, Inc. (investment management company), 1989-1991; Portfolio Manager of Atlantic Richfield Company (petroleum company), 1981-1988.

    Ilene S. Harker, [40] Vice President and Secretary; Director of Administration and Controls, Western Asset Management Company,
1978-present; Secretary, Pacific American Income Shares, Inc.,
1993-present.

    James W. Hirschmann, III, [35] Vice-President; Director of Marketing, Western Asset Management Company, April 1989-present; formerly: Vice-President and Director of Marketing, Financial Trust Corporation (bank holding company), January 1988 - April 1989; Vice-President of Marketing, Atalanta/Sosnoff Capital (investment management company), January 1986 - January 1988.

    Marie K. Karpinski, [46] Vice-President and Treasurer; Vice-President and Treasurer of fifteen Legg Mason funds (open-end investment companies); Secretary/Treasurer of Worldwide Value Fund, Inc. (closed-end investment company); Treasurer of Legg Mason Fund Adviser, Inc., March 1986-present; Vice-President of Legg Mason Wood Walker, Inc., February 1992 - present; Assistant Vice-President of Legg Mason Wood Walker, Inc., March 1989- February 1992.

    Randolph L. Kohn, [48] Vice-President; Director of Client Services, Western Asset Management Company, 1984-present.

    S. Kenneth Leech, [41] Vice-President; Director of Portfolio
Management, Western Asset Management Company, May 1990-present;
formerly: Senior Trader of Greenwich Capital, 1988-1990; Fixed Income Manager of The First Boston Corporation (holding company; stock and bond dealers), 1985-1987.

    Edward A. Moody, [45] Vice-President; Director of Investment
Systems, Western Asset Management Company.

    Joseph L. Orlando, [35] Vice-President; Senior Marketing Manager of Western Asset Management Company; formerly: Regional Manager of T. Rowe Price Associates (investment management firm), January 1988 - July 1992.

    Steven T. Saruwatari, [30] Assistant Treasurer; Senior Financial Officer, Western Asset Management Company; formerly: Controller-Finance for LaSalle Paper Company/Spicers Paper, Inc. (distributor of fine printing papers), June 1991-November 1994; and Senior Auditor for Coopers and Lybrand (international public accounting firm), September 1988 - May 1991.

    Donna A. Barnes, [35] Assistant Secretary; Assistant Secretary, Pacific American Income Shares, Inc., 1993 - present; employee of
Western Asset Management Company, 1991 - present. Formerly: Personnel Officer, First Interstate Bank, Ltd. (1982-1989).




____________________

(1) Member of the Executive Committee of the Board. When the full Board is not in session, the Executive Committee may exercise all the powers held by the Board in the management of the business and affairs of the Fund that may be lawfully exercised by the full Board, except the power to declare a dividend, to authorize the issuance of stock, to recommend to stockholders any matter requiring stockholders' approval, to amend the By-Laws, or to approve any merger or share exchange which does not require shareholder approval.

(2) Member of the Audit Committee of the Board. The Audit Committee meets with the Fund's independent accountants to review the financial statements of the Fund, the arrangements for special and annual audits, the adequacy of internal controls, the Fund's periodic reporting process, material contracts entered into by the Fund, the services provided by the accountants, any proposed changes in accounting practices or principles, the independence of the accountants; and to report on such matters to the Board.

    The Fund has no nominating or compensation committee.

(3) Mr. Olson may be deemed an interested person because the law firm in which he is a partner has provided certain services to the Fund and its investment adviser.



(4) Because Mr. Simpson is a Director of Salomon Inc., the parent company of a registered broker-dealer, Mr. Simpson may be an interested person.






    Officers and directors of the Fund who are affiliated persons of the Adviser, Administrator or Distributor receive no salary or fees from the Fund. Non-affiliated directors of the Fund receive a fee of $2,000 annually for serving as a director, and a fee of $500 and related expenses per Portfolio for each meeting of the Board of Directors attended by them. The Chairman of the Board receives an additional $1,000 per year for serving in that capacity.

    The following table provides certain information relating to the compensation of the Fund's directors and senior executive officers for the fiscal year ended June 30, 1995.

COMPENSATION TABLE



                                                                           Total
                                       Pension or                          Compensation
                                       Retirement                          From Fund and
                      Aggregate        Benefits Accrued   Estimated        Fund Complex
Name of Person and    Compensation     as Part of Funds'  Annual Benefits  Paid to
Position              From the Fund*   Expenses           Upon Retirement  Directors**


William G. McGagh -
Chairman of the Board and
Director                   $9,000          N/A                  N/A            $17,300

Dr. Richard C. Gilman -
Director                   $6,500          N/A                  N/A            $16,300

Gordon L. Hough - Director $6,500          N/A                  N/A            $14,400

Ronald L. Olson - Director $6,500          N/A                  N/A            $14,000

W. Curtis Livingston, III -
President and Director      None           N/A                  N/A              None

Norman Barker, Jr. -
Director                   $8,000          N/A                  N/A            $18,100

Louis A. Simpson -
Director                   $6,000          N/A                  N/A            $4,000

Ilene S. Harker - Vice
President and Secretary     None           N/A                  N/A              None

Marie K. Karpinski - Vice
President and Treasurer     None           N/A                  N/A              None



 * Represents fees paid to each director during the fiscal year ended June 30, 1995.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 1994.




The Fund's Investment Adviser



     Western Asset Management Company ("Adviser"), 117 East Colorado Boulevard, Pasadena, CA 91105, serves as investment adviser to the Fund under an Investment Advisory Agreement dated August 24, 1990 between the Adviser and the Fund covering the Portfolios other than the Intermediate Duration and Short Duration Portfolios, and an Investment Advisory Agreement dated February 10, 1994 between the Adviser and the Fund covering the Intermediate Duration and Short Duration Portfolios (together, the "Advisory Agreement"). The Advisory Agreement was most recently approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, the Adviser or its affiliates, on April 13, 1995.

     Under the Advisory Agreement, the Adviser is responsible, subject to the general supervision of the Fund's Board of Directors, for the actual management of the Fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Fund's Prospectus and this Statement of Additional Information. The Adviser also is responsible for the compensation of directors and officers of the Fund who are employees of the Adviser or its affiliates. The Adviser receives for its services to the Fund an advisory fee calculated daily and payable monthly, at an annual rate equal to 0.40% of each Total Return Portfolio's average daily net assets. For the Full Range Duration Portfolio, the Adviser received $963,008 (prior to fees waived of $69,442) for the year ended June 30, 1995, $732,397 (prior to fees waived of $158,373) for the year ended June 30, 1994, and $441,639 (prior to fees waived of $71,911) for the year ended June 30, 1993. For the Intermediate Duration Portfolio, the Adviser received $29,571 (prior to fees waived of $29,571) for the year ended June 30, 1995.




     Each Portfolio pays all of its other expenses which are not assumed by the Adviser or the Administrator. These expenses include, among others, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of the directors who are not "interested persons" of the Adviser, Administrator or Distributor, as that term is defined in the 1940 Act, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the Portfolio for sale under federal and state law, distribution fees, governmental fees, expenses incurred in connection with membership in investment company organizations, interest expense, taxes and brokerage fees and commissions. The Portfolios also are liable for such nonrecurring expenses as may arise, including litigation to which a Portfolio or the Fund may be a party. The Fund may also have an obligation to indemnify its directors and officers with respect to litigation.

     Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

     The Advisory Agreement terminates automatically upon assignment and is terminable with respect to any Portfolio at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by the Adviser, on not less than 60 days' notice to the Fund, and may be terminated immediately upon the mutual written consent of the Adviser and the Fund.

The Fund's Administrator



     Legg Mason Fund Adviser, Inc. ("Administrator"), 111 South Calvert Street, Baltimore, MD 21202, serves as the administrator for the Fund under an Administration Agreement with the Fund dated August 24, 1990 covering the Portfolios other than the Intermediate Duration and Short Duration Portfolios, and an Administration Agreement with the Fund dated February 10, 1994 covering the Intermediate Duration and Short Duration Portfolios (together, the "Administration Agreement"). The Administration Agreement was most recently approved on April 13, 1995 by the Fund's Board of Directors, including a majority of the directors who are not "interested persons" of the Fund, the Administrator or its affiliates. The Administration Agreement covering the Intermediate Duration and Short Duration Portfolios was approved by the Fund's Board of Directors, including a majority of the directors who are not "interested persons" of the Fund, the Administrator or its affiliates, on February 10, 1994, and was approved by the sole shareholder of the Intermediate Duration Portfolio and the sole shareholder of the Short Duration Portfolio on April 18, 1994.




     Under the Administration Agreement, the Administrator is obligated to provide the Fund with office space and certain officers, to oversee accounting and recordkeeping services provided by the Fund's custodian and transfer and dividend-disbursing agent, and to provide certain shareholder services not provided by the Fund's transfer and dividend-disbursing agent.

     For the Full Range Duration, Long Duration, Limited Duration and Money Market Portfolios, the Administrator receives for its services to the Fund an administrative fee, calculated daily and payable monthly, at an annual rate equal to 0.10% of the Portfolio's average daily net assets. Effective July 1, 1991, the Administrator voluntarily agreed to limit its annual fee to 0.05% of the Portfolio's average daily net assets. This agreement is voluntary and may be terminated at any time. For services to the Short Duration and Intermediate Duration Portfolios, the Administrator receives a fee, calculated daily and payable monthly, at an annual rate equal to 0.05% of those Portfolio's average daily net assets. For the Full Range Duration Portfolio, the Administrator received fees of $120,376, $183,100 and $55,205 for the years ended June 30, 1995, 1994 and 1993, respectively. For the Intermediate Duration Portfolio, the Administrator waived all administrative fees for the year ended June 30, 1995.




The Fund's Distributor



     Legg Mason Wood Walker, Incorporated ("Legg Mason" or "Distributor"), 111 South Calvert Street, Baltimore, MD 21202, acts as a distributor of the shares of the Fund pursuant to an Underwriting Agreement with the Fund dated August 24, 1990 ("Underwriting Agreement"). This Agreement was most recently approved by the Fund's Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, Legg Mason or its affiliates, on April 13, 1995.




     The Distributor is not obligated to sell any specific amount of Fund shares and receives no compensation pursuant to the Underwriting Agreement. The Underwriting Agreement is terminable with respect to any Portfolio without penalty, at any time, by vote of a majority of the Fund's disinterested directors, or by vote of the holders of a majority of the shares of that Portfolio, or by Legg Mason upon 60 days' notice to the Fund.

Expense Limitations




     The Adviser has voluntarily agreed to waive its fees and/or reimburse each Portfolio to the extent the Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any other extraordinary expenses) exceed during any month an annual percentage rate equal to 0.50% of the Portfolio's average daily net assets for such month for the Limited, Intermediate, Full Range and Long Duration Portfolios, and 0.40% of the Portfolio's average daily net assets for such month for the Money Market and Short Duration Portfolios. For the Full Range Duration Portfolio, the Adviser waived advisory fees of $69,442, $158,373 and $71,911 for the years ended June 30, 1995, 1994 and 1993, respectively. For the Intermediate Duration Portfolio, the Adviser waived all advisory fees for the year ended June 30, 1995. These agreements are voluntary and may be terminated at any time.




     A Portfolio may reimburse its Adviser for fees foregone or expenses reimbursed by it pursuant to the expense limitation if expenses fall below the limit prior to the end of the fiscal year.


                    PURCHASES AND REDEMPTIONS

     The Fund reserves the right to modify or terminate the mail, telephone or wire redemption services described in the Prospectus at any time. The Fund also reserves the right to suspend or postpone redemptions (1) for any period during which the Exchange is closed
(other than for customary weekend and holiday closings), (2) when trading in markets the Fund normally utilizes is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for the protection of the Fund's shareholders. In the case of any such suspension, an investor may either withdraw the request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

     The Fund agrees to redeem shares of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of readily marketable securities held by a Portfolio in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                        EXCHANGE PRIVILEGE

     Shareholders in any of the Portfolios are entitled to exchange their shares for shares of the other Portfolios, provided that the shares of those Portfolios are eligible for sale in the shareholder's state of residence, and are being offered at the time.

     When a shareholder decides to exchange shares of a Portfolio, the Fund's transfer agent will redeem shares of the Portfolio and invest the proceeds in shares of the Portfolio selected. Redemptions of shares of the Portfolio will be made at their net asset value determined on the same day that the request is received in proper order, if received before the close of business of the Exchange on any day when the Fund and its transfer agent are open for business. If the request is received by the transfer agent after the close of business on the Exchange, shares will be redeemed at their net asset value determined as of the close of the Exchange on the next day that the Fund and its transfer agent are open for business.

     There is no charge for the exchange privilege and no sales charge imposed on an exchange, but the Fund reserves the right to modify or terminate the exchange privilege at any time. For information concerning the exchange privilege, or to make an exchange, please contact the Fund.




               PORTFOLIO TRANSACTIONS AND BROKERAGE

     The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. For the years ended June 30, 1995 and 1994, the Full Range Duration Portfolio's portfolio turnover rates were 257.90% and 272.49%, respectively. For the year ended June 30, 1995, the Intermediate Duration Portfolio's portfolio turnover rate was 764.45%.




     Under the Advisory Agreement, the Adviser is responsible for the execution of the Fund's portfolio transactions. In selecting brokers or dealers, the Adviser must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to brokers or dealers who provide research and analysis. The Fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the Fund, the Adviser will also take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's or dealer's facilities (including the services described below) and any risk assumed by the executing broker or dealer.

     Consistent with the policy of obtaining most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers or dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers or dealers a higher brokerage commission or spread than may be charged by other brokers or dealers. Such research, analysis and other services may be useful to the Adviser in connection with services to clients other than the Fund. The Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

     The Fund may not buy securities from, or sell securities to, the Adviser or its affiliated persons as principal, except as permitted by the rules and regulations of the SEC. Subject to certain conditions, the Fund may purchase securities that are offered in underwritings in which an affiliate of the Adviser is a participant, although the Fund may not make such purchases directly from such affiliate.

     The Adviser will select brokers to execute portfolio transactions. In the over-the-counter market, the Fund generally will deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained.




     Investment decisions for the Fund are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in larger volume transactions may produce better executions and prices. For the years ended June 30, 1995, 1994 and 1993, the Full Range Duration Portfolio paid $59,330, $59,750 and $44,690, respectively in brokerage commissions on futures and options transactions. For the year ended June 30, 1995, the Intermediate Duration Portfolio paid $5,970 in brokerage commissions on futures and options transactions. No brokerage commissions were paid by any Portfolio to affiliated persons.




                    ADDITIONAL TAX INFORMATION

General Requirements for "Pass-Through" Treatment

     In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) ("Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or futures ) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, options or futures that were held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the

Portfolio's total assets; and (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.



     A distribution declared by a Portfolio in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 if the distribution is paid by the Portfolio during the following January. Such a distribution, therefore, will be taxable to shareholders for the year in which that December 31 falls.




Hedging Transactions

     The use of hedging strategies, such as writing and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Portfolio. Income from transactions in options and futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts will be subject to the Short-Short Limitation if they are held for less than three months.

     If a Portfolio satisfied certain requirements, any increase in value on a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that Limitation. Each Portfolio intends that, when it engages in hedging strategies, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of each Portfolio's hedging transactions. To the extent this treatment is not available, a Portfolio may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio to continue to qualify as a RIC.


Original Issue Discount

     A Portfolio may purchase debt securities issued with original issue discount. Original issue discount that accrues in a taxable year will be treated as income earned by the Portfolio and therefore an equivalent amount must be distributed to satisfy the distribution requirement and avoid imposition of the 4% excise tax. Because the original issue discount earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds thereof to make distributions in amounts necessary to satisfy those distribution requirements. A Portfolio may realize capital gains or losses from such dispositions, which would increase or decrease the Portfolio's investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Portfolio's ability to sell other securities (and options and futures), held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

Miscellaneous

     If a Portfolio invests in shares of preferred stock or otherwise holds dividend-paying securities as a result of exercising a conversion privilege, a portion of the dividends from the Portfolio's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

     If shares of any Portfolio are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

     Dividends and interest received by a Portfolio, and gains realized by a Portfolio on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

                        OTHER INFORMATION

     The Fund is a Maryland corporation, incorporated on May 16, 1990. The capitalization of the Fund consists of five billion shares of common stock with a par value of $0.001 each. Three Portfolios of the Fund, not described in this Statement of Additional Information, are sold only to private account clients of the Adviser. The Board of Directors may establish additional portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio.

                PRINCIPAL HOLDERS OF SECURITIES

     Set forth below is a table which contains the name, address and percentage of ownership of each person who is known by the Fund to own beneficially five percent or more of the outstanding shares of the Full Range Duration Portfolio as of October 19, 1995:

Name and Address                                     % of Ownership
                                                         As of
                                                    October 19, 1995
Magma Copper Company                                       9.22%
7400 N. Oracle Road
Suite 200
Tucson,  AZ  85704

Royal Maccabees Life Insurance Co.                         6.93%
25800 Northwestern Highway
Southfield,  MI  48037

North Dakota State Investment Board                       28.92%
1930 Burnt Boat Drive
Bismarck,  ND  58501

Newspaper and Mail Deliverers' Publishers' Pension Fund    7.77%
41-18 27th Street
Long Island City, NY 11101-3825

Houghton Mifflin Company Pension                           7.10%
Plan
222 Berkeley Street
Boston,  MA  02116-3764

Thompson Consumer Electronics, Inc.                        8.85%
600 North Sherman Drive
Indianapolis,  IN  46201-2598



     The following chart contains the name, address and percentage of ownership of each person who is known by the Fund to own of record five percent or more of the outstanding shares of the Full Range Duration Portfolio as of October 19, 1995:

           Name and Address                               % of Ownership
                                                               As of
                                                         October 19, 1995
          Northern Trust Company                               33.85%
          50 S. LaSalle Street
          Chicago,  IL  60675

          Bankers Trust Company of California, N.A.             6.40%
          Arco Finance Station
          400 South Hope Street
          Los Angeles,  CA  90071

       Name and Address                                 % of Ownership
                                                               As of
                                                         October 19, 1995
       Mellon Bank N.A.                                        9.22%
       One Mellon Bank Center
       Room 151-0545
       Pittsburgh,  PA  15258-0001

       State Street Bank & Trust Company                       7.10%
       Solomon Willard Bldg.
       Enterprise Drive
       North Quincy,  MA  02171

       Royal Maccabees Life Insurance Co.                       6.93%
       25800 Northwestern Highway
       Southfield,  MI  48037

       Newspaper and Mail Deliverers' Publishers' Pension Fund  7.77%
       41-18 27th Street
       Long Island City, NY 11101-3825

       STRAFE & Co.                                             8.85%
       235 West Schrock Road
       Westerville, OH 43081-2874

               Set forth below is a table which contains the name, address and percentage of ownership of each person who is known by the Fund to own beneficially five percent or more of the outstanding shares of the Intermediate Duration Portfolio as of October 20, 1995:

       Name and Address                                % of Ownership
                                                            As of
                                                      October 20, 1995
       Vermont American Corporation Inc.                    15.59%
       100 E. Liberty Street
       Louisville, KY  40202

       Allergan Inc.                                        38.08%
       2525 Dupont Drive
       P.O. Box 19534
       Irvine, CA 92713-9354

       Risdon Corporation                                   21.28%
       One Risdon Corporation
       Naugatuck, CT 06770

       Sun Microsystems, Inc.                                20.01%
       901 San Antonio Road
       Palo Alto, CA 94303

       Wright State University Foundation                     5.04%
       Alumni Foundation Building
       Dayton, OH 45435


               The following chart contains the name, address and percentage of ownership of each person who is known by the Fund to own of record five percent or more of the outstanding shares of the Intermediate Duration Portfolio as of October 20, 1995:

          Name and Address                             % of Ownership
                                                            As of
                                                      October 20, 1995
          National City Bank, KY                            20.63%
          4100 W. 150th Street
          Cleveland, OH  44135

          Risdon Corporation                                21.28%
          One Risdon Corporation
          Naugatuck, CT 06770

          Mellon Bank, N.A.                                 38.08%
          Mutual Funds
          P.O. Box 320
          Pittsburgh, PA 15230-0320

          Continental Trust Co.                             20.01%
          231 S. La Salle Street
          Chicago, IL 60697-0001



Performance Information

     The Fund may, from time to time, include the total return for its Portfolios in marketing materials or reports to shareholders or prospective investors. Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of one, five and ten years (up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis and assume that all dividends and other distributions are reinvested when paid.


     The Full Range Duration Portfolio's total returns as of June 30, 1995 were as follows:



                                                         Average
                                       Cumulative         Annual
                                      Total Return     Total Return
One Year                                  14.12%           14.12%
Life of FundA                             66.22%           11.12%

AFund's inception - September 4, 1990.



   The Intermediate Duration Portfolio's total returns as of June 30, 1995 were as follows:

                                                                   Average
                                           Cumulative               Annual
                                          Total Return           Total Return
One Year                                      10.08%                10.08%
Life of FundA                                 10.08%                10.08%

AFund's inception - July 1, 1994.

    The current annualized yield for the Money Market Portfolio is based upon a specified seven-day period and is computed by determining the net change in the value of a hypothetical account in the Portfolio. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the fund may use a compound effective annualized yield quotation which is calculated as prescribed by SEC regulations, by adding one to the base period return (calculated as prescribed above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

    The Fund's performance may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current performance does not provide a basis for determining future performance. The fact that the Fund's performance will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the Fund's performance with the performance of fixed-income investments. In comparing the performance of the Fund to other investment vehicles, consideration should be given to the investment policies of each, including the types of investments owned, lengths of maturities of the portfolio, the method used to compute the performance and whether there are any special charges that may reduce the yield.

Custodian, Transfer Agent and Dividend-Disbursing Agent



    State Street Bank and Trust Company, P.O. Box 1790, Boston, Massachusetts 02105, serves as custodian of the Fund's assets. Boston Financial Data Services, Inc., P.O. Box 953, Boston, Massachusetts
02103 serves as transfer and dividend-disbursing agent and administrator of various shareholder services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.




Independent Accountants

    Price Waterhouse LLP, 7 St. Paul Street, Baltimore, Maryland 21202, have been selected by the Board of Directors to serve as the Fund's independent accountants.

Legal Counsel

    Munger, Tolles & Olson, 355 South Grand Avenue, Los Angeles, CA 90071, serves as legal counsel to the Fund.




                       FINANCIAL STATEMENTS

    The Full Range Duration Portfolio's Portfolio of Investments as of June 30, 1995; Statement of Assets and Liabilities as of June 30, 1995; Statement of Operations for the year ended June 30, 1995; Statement of Changes in Net Assets for the years ended June 30, 1995 and June 30, 1994; the Financial Highlights for the same periods and the period September 4, 1990 (Commencement of Operations) to June 30, 1991; the Notes to Financial Statements and the related Report of Independent Accountants, all of which are included in the Full Range Duration Portfolio's Annual Report to Shareholders for the year ended June 30, 1995, are hereby incorporated by reference in this Statement of Additional Information.

    The Intermediate Duration Portfolio's Portfolio of Investments as of June 30, 1995; Statement of Assets and Liabilities as of June 30, 1995; Statement of Operations for the year ended June 30, 1995; Statement of Changes in Net Assets for the year ended June 30, 1995; the Financial Highlights for the same period; the Notes to Financial Statements and the related Report of Independent Accountants, all of which are included in the Intermediate Duration Portfolio's Annual Report to Shareholders for the year ended June 30, 1995, are hereby incorporated by reference in this Statement of Additional Information.

    The audited Statement of Assets and Liabilities as of June 30, 1995 for the Money Market, Limited Duration, Short Duration and Long Duration Portfolios and the Reports of Independent Accountants are shown on the following pages.

                  WESTERN ASSET TRUST, INC.
              STATEMENT OF ASSETS AND LIABILITIES
                       June 30, 1995



                                                                  Long       Limited       Short      Money
                                                                Duration     Duration     Duration    Market
                                                                Portfolio    Portfolio    Portfolio  Portfolio

Assets
  Cash........................................................  $ 1,000       $ 1,000      $ 1,000     $ 1,000
  Deferred organization and initial offering costs............   31,000        31,000        9,000      31,000
Total assets..................................................   32,000        32,000       10,000      32,000

Liabilities
  Accrued organization expenses and initial offering costs....   31,000        31,000        9,000      31,000
Total liabilities.............................................   31,000        31,000        9,000      31,000

Net Assets-Offering and redemption price of $100.00 per share with 10 shares each outstanding of the Long Duration, Limited
  Duration and Short Duration Portfolios and $1.00 per share with 1,000 shares outstanding of the Money Market Portfolio
  (5,000,000,000 shares par value $.001 per share authorized).. $ 1,000       $ 1,000      $ 1,000     $ 1,000



               NOTES TO STATEMENT OF ASSETS AND LIABILITIES

    A. Western Asset Trust, Inc. ("Corporation"), was organized on May 16, 1990. The Long Duration Portfolio, Limited Duration Portfolio, Short Duration Portfolio and Money Market Portfolio ("Portfolios") constitute four of the nine portfolios established under the Corporation at June 30, 1995. The Portfolios have had no operations other than those matters related to their organization and registration as an investment company under the Investment Company Act of 1940 and the sale of their shares. Western Asset Management Company ("Western Asset"), a wholly owned subsidiary of Legg Mason, Inc. (a financial services holding company), has provided the initial capital for the Portfolios by purchasing 10 shares each of the Long Duration Portfolio, Limited Duration Portfolio and Short Duration Portfolio at $100.00 per share and 1,000 shares of the Money Market Portfolio at $1.00 per share. Such shares were acquired for investment and can be disposed of only by redemption. Legg Mason Wood Walker, Incorporated ("Legg Mason"), a wholly owned subsidiary of Legg Mason, Inc. and a member of the New York Stock Exchange, acts as distributor of the Portfolios' shares.

    B. Deferred organization and initial offering costs represent expenses incurred in connection with the Portfolios' organization and will be amortized on a straight line basis over five years commencing on the effective date of each Portfolio's initial sale of shares to the public. The Portfolios have agreed to reimburse Western Asset for the organization expenses advanced by Western Asset. The advances are repayable on demand but must be fully repaid within five years from the commencement of operations. The proceeds realized by Western Asset upon redemption during the amortization period of any of the shares constituting initial capital will be reduced by a proportionate amount of unamortized deferred organization expenses which the number of initial shares redeemed bears to the number of initial shares then outstanding.



                REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Western Asset Trust, Inc.

In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of Western Asset Trust Long Duration Portfolio, Limited Duration Portfolio, Short Duration Portfolio, Money Market Portfolio, Corporate Securities Portfolio and Mortgage Securities Portfolio (six of the nine portfolios comprising Western Asset Trust, Inc.) at June 30, 1995, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

Baltimore, Maryland
October 26, 1995

                                                            APPENDIX A

                         RATINGS OF SECURITIES

Description of Moody's Investors Service, Inc. ("Moody's") corporate bond ratings:

    Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A-Bonds which are rated A possess many favorable investment attributes and are to be considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

    B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Description of Standard & Poor's Ratings Group corporate bond ratings:

    AAA-This is the highest rating assigned by Standard & Poor's to an obligation and indicates an extremely strong capacity to pay principal and interest.

    AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

    A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

    BB, B, CCC, CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of Moody's preferred stock ratings:

    Aaa-An issue which is rated "Aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

    Aa-An issue which is rated "Aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

    A-An issue which is rated "A" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

    Baa-An issue which is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

    Ba-An issue which is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

                   WESTERN ASSET TRUST, INC.
                  Corporate Securities Portfolio
                  Mortgage Securities Portfolio
               International Securities Portfolio

              STATEMENT OF ADDITIONAL INFORMATION


     Western Asset Trust, Inc. ("Fund") is a no-load, open-end management investment company currently consisting of nine separate professionally managed investment portfolios. Each of the three Portfolios described in this Statement of Additional Information ("Portfolios") seeks maximum total return, consistent with prudent investment management by investing primarily in securities of the types specified for that Portfolio. The Portfolios differ from one another primarily in the proportion of assets invested in certain types of securities. Also, the Corporate Securities and Mortgage Securities Portfolios ("Domestic Portfolios") are diversified Portfolios. The International Portfolio is non-diversified.


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Portfolios, dated October 30, 1995, which has been filed with the Securities and Exchange Commission ("SEC"). Copies of the Fund's Prospectus are available without charge from the Fund at (818) 584-4300.


Dated: October 30, 1995

                      TABLE OF CONTENTS


                                                                Page


Additional Information About Investment Limitations and Policies     3

Valuation of Portfolio Shares                                       21

Management of the Fund                                              21

Principal Holders of Securities                                     27

Purchases and Redemptions                                           28

Portfolio Transactions and Brokerage                                29

Additional Tax Information                                          30

Other Information                                                   32

Financial Statements                                                33

Appendix A - Ratings of Securities                                 A-1

ADDITIONAL INFORMATION ABOUT INVESTMENT LIMITATIONS AND POLICIES


  In addition to the investment objective of each Portfolio described in the Prospectus, the Fund has adopted certain fundamental investment limitations for each Portfolio that cannot be changed except by vote of the holders of a majority of the outstanding voting securities of the affected Portfolio. No Portfolio may:

  1. Borrow money or issue senior securities, except that a Portfolio may borrow from banks or enter into reverse repurchase agreements and dollar rolls, provided that, immediately after such borrowing, the total amount borrowed by the Portfolio, including reverse repurchase agreements and dollar rolls, does not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than the borrowings); and provided further that any Portfolio may enter into transactions in options, futures, options on futures and forward foreign currency contracts;

  2. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio, except as may be necessary in connection with permitted borrowings, provided that this limitation does not prohibit escrow, collateral or margin arrangements in connection with the Portfolio's use of options, futures contracts, options on futures contracts, forward foreign currency contracts, when-issued securities, reverse repurchase agreements, dollar rolls, or similar investment techniques;

  3. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, or buy 10% or more of all the securities of any one issuer, except that up to 25% of a Domestic Portfolio's total assets and up to 50% of the International Portfolio's total assets may be invested without regard to this limitation, and provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

  4. Purchase securities on margin, except for short-term credits necessary for clearance of Portfolio transactions and except that a Portfolio may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward foreign currency contracts;

  5. Invest 25% or more of its total assets (taken at market value) in any one industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements thereon. The Mortgage Securities Portfolio will under normal circumstances invest more than 25% of its total assets in mortgage-backed and other asset-backed securities (including, for this purpose, securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and repurchase agreements with respect thereto);

  6. Purchase or sell commodities or commodity contracts, except that a Portfolio may purchase or sell futures on securities and bond indices, options on the foregoing, and options on securities and bond indices; and except that the International Securities Portfolio may also purchase and sell foreign currencies, forward foreign currency contracts, options and futures on foreign currencies and options on such futures;

  7. Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under the federal securities laws;

  8. Make loans, except loans of portfolio securities and except to the extent that the purchase of an issue of debt securities, other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans;

  9. Purchase or sell real estate or interests in real estate limited partnerships, provided that a Portfolio may invest in securities secured by, or issued by companies that invest in, real estate or interests therein, including real estate investment trusts; or

  10. Invest in oil, gas or mineral-related programs or leases, provided that a Portfolio may invest in securities issued by companies that engage in such activities.

  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the affected Portfolio or (2) 67% or more of the shares of the affected Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of that Portfolio are represented at the meeting in person or by proxy. Except with respect to investment limitation number 1, if a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in the value of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

  Except as otherwise specified, the investment limitations and policies which follow may be changed by the Fund's Board of Directors without shareholder approval.

Ratings of Debt Obligations

  Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and other nationally recognized or foreign statistical rating organizations ("SROs") are private organizations that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A. A Portfolio may consider these ratings in determining whether to purchase, sell or hold a security. Ratings are not absolute assurances of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio.
Western Asset Management Company ("Western Asset"), adviser to the Portfolios, will consider such an event in determining whether the Portfolio should continue to hold the obligation.

Mortgage-Related Securities

  Mortgage-related securities represent participations in, or are secured by and payable from, mortgage loans secured by real property. These securities are designed to provide monthly payments of interest and, in most instances, principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed through" to investors such as the Portfolios. Many issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. These guarantees are often backed by various forms of credit, insurance and collateral, although these may be in amounts less than the full obligation of the pool to its shareholders.

  Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one- to four-family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. In addition to fixed-rate, fixed-term mortgages, the Portfolios may purchase pools of variable-rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types.

  All poolers apply standards for qualification to lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

  The average life of mortgage-related securities varies with the maturities and the nature of the underlying mortgage instruments. For example, securities issued by the Government National Mortgage Association ("GNMAs") tend to have a longer average life than participation certificates ("PCs") issued by the Federal Home Loan Mortgage Corporation ("FHLMC") because there is a tendency for the conventional and privately-insured mortgages underlying FHLMC PCs to repay at faster rates than the Federal Housing Administration and Veterans Administration loans underlying GNMAs. In addition, the term of a security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

  Yields on mortgage-related securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the yield expected on the basis of average life. The compounding effect from reinvestments of monthly payments received by each Portfolio will increase the yield to shareholders compared to bonds that pay interest semi-annually.

Private Mortgage-Related Securities

  Certain private mortgage pools are organized in such a way that the SEC staff considers them to be closed-end investment companies. Each Portfolio's investment in such pools is constrained by federal statute, which restricts investments in the shares of other investment companies.

  The private mortgage-related securities in which the International Securities Portfolio may invest include foreign mortgage pass-through securities ("Foreign Pass-Throughs"), which are structurally similar to the pass-through instruments described above. Such securities are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, specialized financial institutions and special purpose subsidiaries of the foregoing. Foreign Pass-Throughs usually are backed by a pool of fixed rate or adjustable-rate mortgage loans. The Foreign Pass-Throughs in which the International Portfolio may invest typically are not guaranteed by an entity having the credit status of the Government National Mortgage Association, but generally utilize various types of credit enhancement.

Asset-Backed Securities

  Asset-backed securities are structurally similar to mortgage-backed securities, but are secured by interests in a different type of receivable. Asset-backed securities therefore present certain risks that are not presented by mortgage-related debt securities or other securities in which the Fund may invest. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

Non-Governmental Fixed Income and Other Debt Securities

  A Portfolio's investments in U.S. dollar-denominated or foreign currency-denominated fixed income and other debt securities of non-governmental domestic or foreign issuers are limited to fixed income or other debt securities (bonds, debentures, notes and other similar instruments) which meet the minimum ratings criteria set forth for the Portfolio or, if unrated, are judged by that Portfolio's adviser to be of comparable quality to fixed income or other debt securities in which the Portfolio may invest. The rate of return or return of principal on some obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

  Where one rating organization has assigned an investment grade rating to an instrument and others have given it a lower rating, the Fund may consider the instrument to be investment grade. The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for a Portfolio to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Fund's Board of Directors believes accurately reflects fair market value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information are available.

  Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, there has been in recent years a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates.

Bank Obligations

  Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances and time deposits in U.S. banks (including foreign branches) which have more than

$1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation.
A Portfolio also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

  The International Portfolio may invest in obligations of domestic or foreign branches of foreign banks and foreign branches of domestic banks. These investments involve risks that are different from investments in securities of domestic branches of domestic banks. These risks include seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the bank obligations held by the Portfolio.

  The International Portfolio limits its investments in foreign bank obligations to U.S. dollar-denominated or foreign currency-denominated obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment (1) have more than $10 billion, or the equivalent in other currencies, in total assets; (2) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (3) are judged by Western Asset to be of comparable quality to obligations of U.S. banks in which the Portfolios may invest. Subject to the limitation on concentration of less than 25% of the Portfolio's assets in the securities of issuers in a particular industry, there is no limitation on the amount of the International Portfolio's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Restricted and Illiquid Securities

  Each Portfolio is authorized to invest up to 10% of its net assets in securities for which no readily available market exists, which for this purpose includes, among other things, repurchase agreements maturing in more than seven days, OTC options and securities used as cover for such options. Restricted securities may be sold only (1) pursuant to SEC Rule 144A or other exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933. Such securities may include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be subject to this 10% limit. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Reverse Repurchase Agreements and Other Borrowing

  Each Portfolio may borrow for temporary or emergency purposes. This borrowing may be unsecured. The Investment Company Act of 1940 ("1940
Act") requires a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, a Portfolio may be required to sell some of its holdings within three days (exclusive of Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio. To avoid the potential leveraging effects of a Portfolio's borrowings, a Portfolio will not make investments while borrowings are in excess of 5% of the Portfolio's assets. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. For purposes of its borrowing limitation and policies, the Fund considers reverse repurchase agreements to be borrowing.

Short Sales

  The Portfolios do not currently intend to sell securities short, other than through the use of futures and options as described in the Prospectus. No Portfolio is permitted to engage in short sales unless it simultaneously owns, or has the right to acquire, securities identical in kind and amount to those sold short.


Sovereign Debt

  Investments in debt securities issued by foreign governments and their political subdivisions or agencies ("Sovereign Debt") involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the International Portfolio may have limited legal recourse in the event of a default.

  Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

  A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

  The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the International Portfolio's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While Western Asset intends to manage investments in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

Options and Futures

  In pursuing their individual investment objectives the Portfolios may, as described in the Prospectus, purchase and sell (write) both put options and call options on securities and bond indices, may enter into futures contracts on fixed income instruments and may purchase and sell options on such futures contracts ("futures options") for hedging purposes or in other circumstances permitted by the Commodity Futures Trading Commission ("CFTC") as part of each Portfolios' investment strategy. In addition, the International Portfolio may purchase and sell put and call options on foreign currencies, may enter into futures contracts on foreign currencies and purchase and sell options on such futures contracts. If other types of options, futures contracts or options on futures are traded in the future, a Portfolio may also use those investment strategies.

Options on Securities

  A Portfolio may purchase call options on securities that its adviser intends to include in the Portfolio's investment portfolio in order to fix the cost of a future purchase. Call options also may be used as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Portfolio's potential loss to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit realized will be reduced by the premium.

  A Portfolio may purchase put options in order to hedge against a decline in the market value of securities held in its portfolio or to enhance income. The put option enables a Portfolio to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Portfolio realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

  A Portfolio may write covered call options on securities in which it is authorized to invest. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, a Portfolio might write covered call options on securities generally when its adviser believes that the premium received by the Portfolio will exceed the extent to which the market price of the underlying security will exceed the exercise price. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, in the event that the market price of the underlying security held by the Portfolio declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Portfolio. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Portfolio would be obligated to sell the security at less than its market value. The Portfolio would give up the ability to sell the portfolio securities used to cover the call option while the call option was outstanding. Such securities would also be considered illiquid in the case of over-the-counter ("OTC") options written by a Portfolio, and therefore subject to a Portfolio's limitation on investing no more than 10% of its total assets in illiquid securities. In addition, a Portfolio could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase would likely be offset by an increase in cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the securities' current market value).

  A Portfolio may purchase put and call options and write covered put and call options on bond indices in much the same manner as securities options, except that bond index options may serve as a hedge against overall fluctuations in the debt securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. A bond index assigns a value to the securities included in the index and fluctuates with changes in such values. Settlements of bond index options are effected with cash payments and do not involve the delivery of securities. Thus, upon settlement of a bond index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the bond index. The effectiveness of hedging techniques using bond index options will depend on the extent to which price movements in the bond index selected correlate with price movements of the securities in which the Portfolio invests.

  A Portfolio may purchase and write covered straddles on securities, currencies or bond indices. A long straddle is a combination of a call and a put option purchased on the same security where the exercise price of the put is less than or equal to the exercise price of the call. A Portfolio would enter into a long straddle when its adviser believes that it is likely that interest rates or currency exchange rates will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is less than or equal to the exercise price of the call and where the same issue of security or currency is considered cover for both the put and the call. A Portfolio would enter into a short straddle when its adviser believes that it is unlikely that interest rates or currency exchange rates will be as volatile during the term of the options as the option pricing implies. In such case, the Portfolio will set aside cash and/or liquid, high grade debt securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is in-the-money, that is, the amount by which the exercise price of the put exceeds the current market value of the underlying security.

Foreign Currency Options and Related Risks.

  The International Portfolio may purchase and write (sell) options on foreign currencies in order to hedge against the risk of foreign exchange rate fluctuation on foreign securities the Portfolio holds or which it intends to purchase. For example, if the Portfolio enters into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on foreign currency to enhance income when its adviser anticipates that the currency will appreciate in value, but the securities denominated in that currency do not present attractive investment opportunities.

  If the International Portfolio writes an option on foreign currency, it will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates of a different, but related, currency.

  The International Portfolio's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although many options on foreign currencies are exchange trades, the majority are traded on the OTC market. The Portfolio will not purchase or write such options unless, in the opinion of its adviser, the market for them has developed sufficiently. The Portfolio may use foreign currency options traded on a commodities exchange only for hedging purposes or in other circumstances permitted by the CFTC. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. These OTC options also involve credit risks which may not be present in the case of exchange-traded currency options.

Futures Contracts and Options on Futures Contracts

  Each Portfolio will limit its use of futures contracts and futures options to hedging transactions or other circumstances permitted by regulatory authorities. For example, a Portfolio might use futures contracts to attempt to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

  The International Portfolio may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Portfolio may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a foreign security of the same currency. The International Portfolio may purchase put options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities. The Portfolio may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

   A Portfolio also may use futures contracts on fixed income instruments and options thereon to hedge its investment portfolio against changes in the general level of interest rates. A futures contract on a fixed income instrument is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of fixed income security called for in the contract at a specified future time and at a specified price. A Portfolio may purchase a futures contract on a fixed income security when it intends to purchase fixed income securities but has not yet done so. This strategy may minimize the effect of all or part of an increase in the market price of the fixed income security that a Portfolio intends to purchase in the future. A rise in the price of the fixed income security prior to its purchase may be either offset by an increase in the value of the futures contract purchased by a Portfolio or avoided by taking delivery of the fixed income securities under the futures contract. Conversely, a fall in the market price of the underlying fixed income security may result in a corresponding decrease in the value of the futures position. A Portfolio may sell a futures contract on a fixed income security in order to continue to receive the income from a fixed income security, while endeavoring to avoid part or all of the decline in the market value of that security that would accompany an increase in interest rates.

  A Portfolio may purchase a call option on a futures contract to hedge against a market advance in fixed income securities which the Portfolio plans to acquire at a future date. The purchase of a call option on a futures contract is analogous to the purchase of a call option on an individual fixed income security which can be used as a temporary substitute for a position in the security itself. A Portfolio also may write covered call options on futures contracts as a partial hedge against a decline in the price of fixed income securities held in the Portfolio's investment portfolio, or purchase put options on futures contracts in order to hedge against a decline in the value of fixed income securities held in the Portfolio's investment portfolio. A Portfolio may write a covered put option as a partial anticipatory hedge.

  A Portfolio may sell bond index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of its investments. To the extent that a portion of the Portfolio's investments correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Portfolio correctly anticipates a general market decline and sells bond index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the portfolio. A Portfolio may purchase bond index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of individual debt securities, which debt securities may then be purchased in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Fund intends to purchase. A rise in the price of the securities should be partly or wholly offset by gains in the futures position.

  As in the case of a purchase of a bond index futures contract, a Portfolio may purchase a call option on a bond index futures contract to hedge against a market advance in securities that the Portfolio plans to acquire at a future date. A Portfolio may write covered put options on bond index futures as a partial anticipatory hedge and may write covered call options on bond index futures as a partial hedge against a decline in the prices of bonds held in its portfolio. This is analogous to writing covered call options on securities. A Portfolio also may purchase put options on bond index futures contracts. The purchase of put options on bond index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Portfolio.

  The International Portfolio may also purchase and sell futures contracts on a foreign currency. The Portfolio may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar.
In addition, the International Portfolio may sell a foreign currency futures contract when the adviser anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Portfolio's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to the Portfolio caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Portfolio and resulting transaction costs. When the adviser anticipates a significant foreign exchange rate increase while intending to invest in a foreign currency, the Portfolio may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the

Portfolio against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position.

  The International Portfolio may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Portfolio may purchase a call option or write a put option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a foreign security of the same currency. The Portfolio may purchase put options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities. It may also write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

  A Portfolio may also write put options on interest rate, bond index or foreign currency futures contracts while, at the same time, purchasing call options on the same interest rate, bond index or foreign currency futures contract in order synthetically to create a long interest rate, bond or foreign currency futures contract position. The options will have the same strike prices and expiration dates. A Portfolio will engage in this strategy only when its adviser believes it is more advantageous to the Portfolio to do so as compared to purchasing the futures contract.

  A Portfolio may also purchase and write covered straddles on interest rate, foreign currency or bond index futures contracts. A long straddle is a combination of a call and a put purchased on the same futures contract where the exercise price of the put option is less than the exercise price of the call option. A Portfolio would enter into a long straddle when it believes that it is likely that interest rates or foreign currency exchange rates will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and put written on the same futures contract where the exercise price of the put option is less than the exercise price of the call option and where the same security or futures contract is considered "cover" for both the put and the call. A Portfolio would enter into a short straddle when it believes that it is unlikely that interest rates or foreign currency exchange rates will be as volatile during the term of the options as the option pricing implies. In such case, the Portfolio will set aside cash and/or liquid, high grade debt securities in a segregated account with its custodian equal in value to the amount, if any, by which the put is "in-the-money", that is, the amount by which the exercise price of the put exceeds the current market value of the underlying futures contract.

  When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or a broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied.
Under certain circumstances, such as periods of high volatility, a Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

  A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it.
Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Portfolio.

  Although some futures contracts call for making or taking delivery of the underlying securities, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same currency or underlying security and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, or if it is more, the Portfolio realizes a loss. If an offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, or if it is less, the Portfolio realizes a loss. The Portfolio will also bear transaction costs for each contract which will be included in these calculations.

  A Portfolio will not enter into futures contracts or commodities option positions if, immediately thereafter, the initial margin deposits plus premiums paid by it, less the amount by which any such options positions are "in-the-money" at the time of purchase, would exceed 5% of the fair market value of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. Foreign currency options traded on a commodities exchange are considered commodity options for this purpose.

  The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may engage in transactions in futures, options on futures or forward contracts. See "Taxation."

Risks Associated with Futures and Options

  In considering the Portfolios' use of futures contracts and options, particular note should be taken of the following:

  (1) Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

  (2) The ability to establish and close out positions in either futures contracts or exchange-listed options is also subject to the maintenance of a liquid secondary market.

Consequently, it may not be possible for a Portfolio to close a position and, in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts or options have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

  (3) Successful use by a Portfolio of futures contracts and options will depend upon the adviser's ability to predict movements in the direction of the overall securities, currency and interest rate markets, which may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in prices of the securities or currencies being hedged. For example if the price of the futures contract moves less than the price of the securities or currencies that are subject to the hedge, the hedge will not be fully effective; however, if the price of securities or currencies being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities or currencies being hedged has moved in a favorable direction, this advantage may be partially offset by losses in the futures position. In addition, if the Portfolio has insufficient cash, it may have to sell assets from its investment portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market; consequently, a Portfolio may need to sell assets at a time when such sales are disadvantageous to the Portfolio. If the price of the futures contract moves more than the price of the underlying securities or currencies, the Portfolio will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities or currencies that are the subject of the hedge.

  (4) The value of an option position will reflect, among other things, the current market price of the underlying security, futures contract or currency, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, futures contract or currency and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying market or market sector.

  (5) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities or currencies being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities or currencies due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities or currencies which cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities or currencies and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market; such speculative activity in the futures market also may cause temporary price distortions. Third, participants could make or take delivery of the underlying securities or currencies instead of closing out their contracts. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

  (6) Options normally have expiration dates of up to three years. The exercise price of the options may be below, equal to or above the current market value of the underlying security, futures contract or currency. Options that expire unexercised have no value, and the Portfolio will realize a loss in the amount paid plus any transaction costs.

  (7) Like options on securities and currencies, options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that liquid secondary markets for all options on futures contracts will develop.

  (8) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Portfolio purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio when the use of a futures contract would not, such as when there is no movement in the value of the securities or currencies being hedged.

  (9) A Portfolio's activities in the futures and options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Portfolio also may save on commissions by using such contracts as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

  (10) A Portfolio may purchase and write both exchange-traded options and options traded on the OTC market. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although the Portfolios intend to purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities and foreign currencies) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists. Although the Portfolios will enter into OTC options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Portfolios, there can be no assurance that a Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, a Portfolio may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by a Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because a Portfolio must maintain a covered position with respect to any call option it writes on a security, futures contract or currency, the Portfolio may not sell the underlying security, futures contract or currency or invest any cash, U.S. Government securities or liquid high quality debt securities used as cover during the period it is obligated under such option. This requirement may impair a Portfolio's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

  (11) Bond index options are settled exclusively in cash. If a Portfolio writes a call option on an index, the Portfolio will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. In addition, a holder of a bond index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.

Special Risks Related to Foreign Currency Futures Contracts and Options on Such Contracts and Options on Foreign Currencies

  Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described below. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

  Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of Western Asset, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when the purchase of the underlying futures contract would not result in a loss.

  The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures and Forward Currency Exchange Contracts and Options Thereon Traded on Foreign Exchanges

  Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the price of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Portfolios' ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

Cover for Strategies Involving Options, Futures and Forward Contracts

  A Portfolio will not use leverage in its hedging strategies. A Portfolio will not enter into an options, futures or forward currency strategy that exposes it to an obligation to another party unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures or forward contracts or (2) cash, receivables and liquid high quality debt securities with a value sufficient to cover its potential obligations. In the case of transactions entered into as a hedge, a Portfolio will hold securities, currencies or other options, futures or forward currency positions whose values are expected to offset ("cover") its obligations under the hedging strategies. Each Portfolio will comply with guidelines established by the SEC with respect to coverage of these strategies by mutual funds, and, if the guidelines so require, will set aside cash and/or liquid, high-grade debt securities in a segregated account with its custodian in the amount prescribed, as marked to market daily. Securities, currencies or other options or futures positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Portfolio's assets could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.

Forward Currency Exchange Contracts

  The International Portfolio may use forward currency exchange contracts to hedge against uncertainty in the level of future exchange rates or to enhance income.

  The International Portfolio may enter into forward currency exchange contracts with respect to specific transactions. For example, when the Portfolio anticipates purchasing or selling a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

  The International Portfolio also may use forward currency exchange contracts to lock in the U.S. dollar value of its portfolio positions, to increase the Portfolio's exposure to foreign currencies that Western Asset believes may rise in value relative to the U.S. dollar or to shift the Portfolio's exposure to foreign currency fluctuations from one country to another. For example, when the adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. These investment practices generally are referred to as "cross-currency hedging" when two foreign currencies is involved.

  The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. The International Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Portfolio maintains cash, U.S. Government securities or liquid, high-grade debt securities in a segregated account with the Fund's custodian, marked to market daily, in an amount not less than the value of the Portfolio's total assets committed to the consummation of the contract. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Portfolio's adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

  At or before the maturity date of a forward contract requiring the International Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to the International Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

  Although the International Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Foreign Currency Exchange-Related Securities and Foreign Currency Warrants

  Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which is inherent in the international fixed income/debt marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction.

  Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

  The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

                  VALUATION OF PORTFOLIO SHARES

  As described in the Prospectus, securities for which market quotations are readily available are valued at current market value. Securities are valued at the last sale price for a comparable position on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one market, the securities are generally valued on the market considered by the adviser as the primary market.

  All investments valued in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the Exchange. Such investments will be valued at their fair value, as determined in good faith by or under the direction of the Board of Directors. Foreign currency exchange transactions of a Portfolio occurring on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

                      MANAGEMENT OF THE FUND

Directors and Officers


  The Fund's officers are responsible for the operation of the Fund under the direction of the Board of Directors. The officers and directors of the Fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates directors who are "interested persons" of the Fund as defined in the 1940 Act. The address of each officer and director is 117 East Colorado Blvd., Pasadena, CA 91105.



  William G. McGagh, [66] (1) (2) Chairman of the Board and Director; Consultant, McGagh Associates (corporate financial consulting), January 1989-present; Director of Pacific American Income Shares, Inc.;
formerly: Senior Vice-President, Chief Financial Officer and Director of Northrop Corporation (military aircraft).

  Dr. Richard C. Gilman, [72] (1) (2) Director; President Emeritus of Occidental College, 1988-present; Director of Pacific American Income Shares, Inc.; formerly: President and Chief Executive Officer of
Occidental College.

  Gordon L. Hough, [76] (1) Director; Director of Pacific American Income Shares, Inc., Ameron, Inc. (construction products) and the
Chronicle Publishing Company; formerly: Director of First Interstate
Bank.

  *Ronald L. Olson, [54] (2) (3) Director; Senior Partner, Munger, Tolles & Olson (a law partnership); Director of Pacific American Income Shares, Inc.

  *W. Curtis Livingston, III, [52] (1) President and Director;
President, Director and Chief Executive Officer of Western Asset
Management Company (investment management firm), December 1980-present; President, Pacific American Income Shares, Inc.

  Norman Barker, Jr., [73] Director; Director of American Health Properties (real estate investment trust), Southern California Edison Company, SPI Pharmaceuticals, Inc., ICN Pharmaceutical, Inc., and TCW Convertible Securities Fund, Inc. (management investment company); formerly: Chairman of the Board of First Interstate Bancorp.

  *Louis A. Simpson, [58] (4) Director; President and CEO Capital Operations of Government Employees Insurance Company (GEICO Corporation) since May 1993; Vice Chairman of GEICO (1985-1993); Senior Vice President and Chief Investment Officer of GEICO (1979-1985). Director of Pacific American Income Shares, Inc., Potomac Electric Power Company, Potomac Capital Investment Corporation, and Salomon Inc. Formerly:
President and CEO of Western Asset Management Company.

  Kent S. Engel, [48] Vice-President; Director and Chief Investment Officer of Western Asset Management Company 1969 - present;
Vice-President and Portfolio Manager of Pacific American Income Shares,
Inc.

  Scott F. Grannis, [46] Vice President; Director and Economist, Western Asset Management Company, 1989 - present; Director, Supershares Services Corp. (investment company services); formerly: Vice-President, Leland O'Brien Rubinstein (investment advisory firm), 1986-89.

  Stephen A. Walsh, [36] Vice-President: Director and Senior Portfolio Manager, Western Asset Management Company; formerly: Portfolio Manager and Trader of Security Pacific Investment Managers, Inc. (investment management company), 1989-1991; Portfolio Manager of Atlantic Richfield Company (petroleum company), 1981-1988.

  Ilene S. Harker, [40] Vice President and Secretary; Director of
Administration and Controls, Western Asset Management Company 1978 - present; Secretary, Pacific American Income Shares, Inc., 1993 - present.

  James W. Hirschmann, III, [35] Vice-President; Director of Marketing, Western Asset Management Company, April 1989-present; formerly:
Vice-President and Director of Marketing, Financial Trust Corporation (bank holding company), January 1988 - April 1989; Vice-President of Marketing, Atalanta/Sosnoff Capital (investment management company), January 1986 - January 1988.

  Marie K. Karpinski, [46] Vice-President and Treasurer; Vice-President and Treasurer of fifteen Legg Mason funds (open-end investment companies); Secretary/Treasurer of Worldwide Value Fund, Inc. (closed-end investment company); Treasurer of Legg Mason Fund Adviser, Inc. March 1986 - present; Vice-President of Legg Mason Wood Walker, Inc., February 1992 - present; Assistant Vice-President of Legg Mason Wood Walker, Inc., March 1989- February 1992.

  Randolph L. Kohn, [48] Vice-President; Director of Client Services, Western Asset Management Company, 1984 - present.

  S. Kenneth Leech, [41] Vice-President; Director of Portfolio
Management, Western Asset Management Company, May 1990-present;
formerly: Senior Trader of Greenwich Capital, 1988-1990; Fixed Income Manager of The First Boston Corporation (holding company; stock and bond dealers), 1985-1987.

  Edward A. Moody, [45] Vice-President; Director of Investment Systems, Western Asset Management Company.

  Joseph L. Orlando, [35] Vice-President; Senior Marketing Manager of Western Asset Management Company; formerly: Regional Manager of T. Rowe Price Associates (investment management firm), January 1988 - July 1992.

  Steven T. Saruwatari, [30] Assistant Treasurer; Senior Financial Officer, Western Asset Management Company; formerly: Controller-Finance for LaSalle Paper Company/Spicers Paper, Inc. (distributor of fine printing papers), June 1991-November 1994; and Senior Auditor for Coopers and Lybrand (international public accounting firm), September 1988 - May 1991.

  Donna A. Barnes, [35] Assistant Secretary; Assistant Secretary,
Pacific American Income Shares, Inc., 1993 - present; employee of
Western Asset Management Company 1991 - present. Formerly: Personnel Officer, First Interstate Bank, Ltd. (1982-1989).

____________________

(1) Member of the Executive Committee of the Board. When the full Board is not in session, the Executive Committee may exercise all the powers held by the Board in the management of the business and affairs of the Fund that may be lawfully exercised by the full Board, except the power to declare a dividend, authorize the issuance of stock, recommend to stockholders any matter requiring stockholders' approval, amend the By-Laws, or approve any merger or share exchange which does not require shareholder approval.

(2) Member of the Audit Committee of the Board. The Audit Committee meets with the Fund's independent accountants to review the financial statements of the Fund, the arrangements for special and annual audits, the adequacy of internal controls, the Fund's periodic reporting process, material contracts entered into by the Fund, the services provided by the accountants, any proposed changes in accounting practices or principles and the independence of the accountants; and reports on such matters to the Board.

  The Fund has no nominating or compensation committee.

(3) Mr. Olson is an interested person because the law firm in which he is a partner has provided certain services to the Fund and its investment adviser.

(4) Because Mr. Simpson is a Director of Salomon Inc., the parent company of a registered broker-dealer, Mr. Simpson may be an interested person.



  Officers and directors of the Fund who are affiliated persons of the investment adviser, Administrator or Distributor receive no salary or fees from the Fund. Independent directors of the Fund receive a fee of $2,000 annually for serving as a director, and a fee of $500 per Portfolio for each meeting of the Board of Directors attended by him. The Chairman of the Board receives an additional $1,000 per year for serving in that capacity.



  The following table provides certain information relating to the compensation of the Fund's directors and senior executive officers for the fiscal year ended June 30, 1995.

COMPENSATION TABLE

                                                                                       Total
                                                Pension or                             Compensation
                                                Retirement                             From Fund and
                             Aggregate          Benefits Accrued     Estimated         Fund Complex
Name of Person and           Compensation       as Part of Funds'    Annual Benefits   Paid to
Position                     From the Fund*     Expenses             Upon Retirement   Directors**
William G. McGagh -
Chairman of the Board and
Director                     $9,000            N/A                    N/A              $17,300

Dr. Richard C. Gilman -
Director                     $6,500            N/A                    N/A              $16,300

Gordon L. Hough - Director   $6,500            N/A                    N/A              $14,400

Ronald L. Olson - Director   $6,500            N/A                    N/A              $14,000

W. Curtis Livingston, III -
President and Director        None             N/A                    N/A              None

Norman Barker, Jr. -
Director                    $8,000             N/A                    N/A              $18,100

Louis A. Simpson - Director $6,000             N/A                    N/A              $4,000

Ilene S. Harker - Vice
President and Secretary      None              N/A                    N/A              None

Marie K. Karpinski - Vice
President and Treasurer      None              N/A                    N/A              None

  * Represents fees paid to each director during the fiscal year ended June 30, 1995.

  ** Represents aggregate compensation paid to each director during the calendar year ended December 31, 1994.


The Portfolios' Investment Adviser

     Western Asset Management Company ("Western Asset"), 117 East
Colorado Boulevard, Pasadena, CA 91105, serves as investment adviser to the Corporate, Mortgage and International Securities Portfolios under an investment advisory and administration agreement dated June 30, 1992, between Western Asset and the Fund ("Advisory Agreement").

     The Advisory Agreement was most recently approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, the advisers or their affiliates, on April 13, 1995. Under the Advisory Agreement, Western Asset is responsible, subject to the general supervision of the Fund's Board of Directors, for the actual management of the assets of the Portfolios, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Portfolios' Prospectus and this Statement of Additional Information. Western Asset is also responsible for the compensation of directors and officers of the Fund who are employees of Western Asset or its affiliates.



     Western Asset receives for its services to the Fund an advisory fee calculated daily and payable monthly, at an annual rate equal to .175% of each Domestic Portfolio's average daily net assets and .475% of the International Portfolio's average daily net assets. For the International Portfolio, Western Asset received $480,824 (prior to fees waived of $480,824) for the year ended June 30, 1995, $572,322 (prior to fees waived of $572,322) for the year ended June 30, 1994 and $136,356 (prior to fees waived of $136,356) for the period January 7, 1993 (Commencement of Operations) to June 30, 1993.


     Each Portfolio pays all of its other expenses which are not assumed by the adviser or the Administrator. These expenses include, among others, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of the directors who are not "interested persons" of the adviser, Administrator or Distributor, as that term is defined in the 1940 Act, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the Portfolio for sale under federal and state law, distribution fees, governmental fees, expenses incurred in connection with membership in investment company organizations, interest expense, taxes and brokerage fees and commissions. The Portfolios also are liable for such nonrecurring expenses as may arise, including litigation to which a Portfolio or the Fund may be a party. The Fund may also have an obligation to indemnify its directors and officers with respect to litigation.

     Under the Advisory Agreement, Western Asset will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

     The Advisory Agreement terminates automatically upon assignment and is terminable with respect to any Portfolio at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by the adviser, on not less than 60 days' notice to the other party, and may be terminated immediately upon the mutual written consent of the parties.

The Fund's Administrator

     Legg Mason Fund Adviser, Inc. ("Administrator"), 111 South Calvert Street, Baltimore, MD 21202, serves as the administrator for the Fund under Administration Agreements with Western Asset dated June 30, 1992 ("Administration Agreements"). The Administration Agreements were most recently approved by the Fund's Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, the Administrator or its affiliates on April 13, 1995.

     Under the Administration Agreements, the Administrator is obligated to provide the Portfolios with office space and certain officers, to oversee accounting and recordkeeping services provided by the Fund's custodian and transfer and dividend-disbursing agent, and to provide shareholder services not provided by the Fund's transfer and dividend disbursing agent.


     The Administrator receives for its services to the Fund an administrative fee, calculated daily and payable monthly, at an annual rate equal to 0.025% of each of the Domestic Portfolio's average daily net assets and 0.075% of the International Portfolio's average daily net assets. For the years ended June 30, 1995 and 1994 and for the period January 7, 1993 (Commencement of Operations) to June 30, 1993, the Administrator received administrative fees from the International Portfolio of $90,158, $107,311 and $25,567, respectively.


The Fund's Distributor


     Legg Mason Wood Walker, Incorporated ("Legg Mason" or "Distributor"), 111 South Calvert Street, Baltimore, MD 21202, acts as a distributor of the shares of the Fund pursuant to an Underwriting Agreement with the Fund dated August 24, 1990 ("Underwriting Agreement"). This Agreement was most recently approved by the Fund's Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, Legg Mason or its affiliates, on April 13, 1995.


     The Distributor is not obligated to sell any specific amount of Fund shares and receives no compensation pursuant to the Underwriting Agreement. The Underwriting Agreement is terminable with respect to any Portfolio without penalty, at any time, by vote of a majority of the Fund's disinterested directors, or by vote of the holders of a majority of the shares of that Portfolio, or by Legg Mason upon 60 days' notice to the Fund.

Expense Limitations


     Western Asset has agreed to waive its fees or reimburse each of the Corporate and Mortgage Portfolios to the extent a Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any extraordinary expenses) exceed during any month an annual percentage rate equal to .25% of the Portfolio's average daily net assets. Western Asset has agreed to waive its fees or reimburse the International Portfolio to the extent the Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any extraordinary expenses) exceed during any month an annual percentage rate equal to .85% of the Portfolio's average daily net assets. These voluntary expense limitations are in effect to December 31, 1995. In addition, Western Asset has voluntarily waived for calendar year 1995 all of its fees for services to the International Portfolio under its management agreement, other than the portion of such fee equal to the fee paid by Western Asset to the Administrator (at an annual rate of .075% of average net assets) for services to the International Portfolio under the Administration Agreement.

                 PRINCIPAL HOLDERS OF SECURITIES

     Set forth below is a table which contains the name, address and percentage of ownership of each person who is known by the Fund to own beneficially five percent or more of the outstanding shares of the International Portfolio as of October 6, 1995:

                                                 % of Ownership
                                                      As of
            Name and Address                      Oct. 6, 1995
          AT&T
          One Oak Way, Room 3ED146
          Berkeley Heights, N.J. 07922                18.57%

          FPL Group, Inc.
          FPL Group Pension Plan
          11770 U.S. Highway One
          North Palm Beach, FL  33408                 12.16%

          Lockheed Corporation
          Salaried Pension Fixed Income
          4500 Park Granada Boulevard
          Calabasas, CA 91399-0222                    13.90%

          Annuity Board of the Southern
          Baptist Convention
          2401 Cedar Springs
          Dallas, Texas  75221-2190                   5.63%

          Unisys Corporation
          Township Line & Union Meeting Roads
          Blue Bell, PA  19422                        6.33%

          The following chart contains the name, address and percentage of ownership of each person who is known by the Fund to own of record five percent or more of the outstanding shares of the International Portfolio as of October 6, 1995:

                                                   % of Ownership
                                                        As of
               Name and Address                    October 6, 1995
          Northern Trust Company
          10 S. LaSalle Street
          Chicago,  IL  60675                            28.91%

          Bankers Trust Company of California, N.A.
          Arco Finance Station
          Los Angeles,  CA  90071                        22.57%

          State Street Bank & Trust Company
          One Heritage Drive
          North Quincy, MA 02171                         12.99%

          Harris Trust & Savings Bank
          111 West Monroe Street
          Chicago,  IL  60690                             6.33%

          Boston Safe Deposit & Trust
          1 Cabot Road
          Medford,  MA  02155                           16.75%



                    PURCHASES AND REDEMPTIONS

    The Fund reserves the right to modify or terminate the mail, telephone or wire redemption services described in the Prospectus at any time. The Fund also reserves the right to suspend or postpone redemptions (1) for any period during which the New York Stock Exchange ("Exchange") is closed (other than for customary weekend and holiday closings), (2) when trading in markets the Fund normally utilizes is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for protection of the Fund's shareholders. In the case of any such suspension, an investor may either withdraw the request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

    The Fund agrees to redeem shares of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of readily marketable securities held by a Portfolio in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

               PORTFOLIO TRANSACTIONS AND BROKERAGE

 The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. For the years ended June 30, 1995 and 1994, the International Portfolio's annualized portfolio turnover rates were 355.03% and 571.18%, respectively.


 Under the Advisory Agreement, the adviser is responsible for the execution of that Portfolio's portfolio transactions. In selecting brokers or dealers, the adviser must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to brokers or dealers who provide research and analysis. The Fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the Fund, the adviser will also take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's or dealer's facilities (including the services described below) and any risk assumed by the executing broker or dealer.

 Consistent with the policy of obtaining most favorable price and execution, the adviser may give consideration to research, statistical and other services furnished by broker-dealers to the adviser for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those broker-dealers a higher brokerage commission or spread than may be charged by other broker-dealers. In selecting a broker, the adviser may consider that such research, analysis and other services may be useful to it in connection with services to clients other than the Fund. The adviser's fees are not reduced by reason of its receiving such brokerage and research services.

 The Fund may not buy securities from, or sell securities to, the adviser, or affiliated persons of the adviser as principal, except as permitted by the rules and regulations of the SEC. Subject to certain conditions, the Fund may purchase securities that are offered in underwritings in which an affiliate of the adviser is a participant, although the Fund may not make such purchases directly from such affiliate.

 The Adviser will select brokers to execute portfolio transactions. In the over-the-counter market, the Fund generally will deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained.


 Investment decisions for the Fund are made independently from those of other funds and accounts advised by the adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in larger volume transactions may produce better executions and prices. For the years ended June 30, 1995, 1994 and the period January 7, 1993 (Commencement of Operations) to June 30, 1993, the International Portfolio paid no brokerage commissions.

                    ADDITIONAL TAX INFORMATION

General

 In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain, if any) ("Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following:
(1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months: options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets; and (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.


 A distribution declared by a Portfolio in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 if the distribution is paid by the Portfolio during the following January. Such a distribution, therefore, will be taxable to shareholders for the year in which that December 31 falls.


Hedging Transactions

 The use of hedging and option income strategies, such as writing and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Portfolio. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

 If a Portfolio satisfies certain requirements, any increase in value on a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation.
Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that Limitation. Each Portfolio intends that, when it engages in hedging transactions, they will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of each Portfolio's hedging transactions. To the extent this treatment is not available, a Portfolio may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio to qualify as a RIC.

Foreign Securities

 The International Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a RIC that holds stock of a PFIC will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the RIC distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the RIC's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

 If the International Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which would have to be distributed because of the Distribution Requirement and to avoid imposition of the 4% excise tax referred to in the Prospectus -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Original Issue Discount

 A Portfolio may purchase zero coupon or other debt securities issued with original issue discount. Original issue discount that accrues in a taxable year must be included in a Portfolio's income and therefore an equivalent amount must be distributed to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax. Because the original issue discount earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds thereof to make the necessary distributions. A Portfolio may realize capital gains or losses from those dispositions, which would increase or decrease the Portfolio's investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Portfolio's ability to sell other securities (and certain options, futures, and, with respect to the International Portfolio, forward contracts and foreign currencies) held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

Miscellaneous

 If a Portfolio invests in shares of preferred stock or otherwise holds dividend-paying securities as a result of exercising a conversion privilege, a portion of the dividends from the Portfolio's investment company taxable income (whether paid in cash or reinvested in additional Portfolio shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

 If shares of any Portfolio are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors should also be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

 Dividends and interest received by a Portfolio, and gains realized by a Portfolio on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.


                        OTHER INFORMATION

 The Fund is a Maryland corporation, incorporated on May 16, 1990. The capitalization of the Fund consists of five billion shares of common stock with a par value of $0.001 each. The Fund has six Portfolios in addition to the three Portfolios described herein. The Board of Directors may establish additional Portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio.

Performance Information

 The Fund may, from time to time, include the total return of its Portfolios in marketing materials or reports to shareholders or prospective investors. Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of one, five and ten years (up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis and assume that all dividends and other distributions are reinvested when paid.

The International Securities Portfolio's returns as of June 30, 1995 were as follows:

                                                             Average
                                       Cumulative             Annual
                                       Total Return        Total Return
One Year                                 6.03%                 6.03%
Life of FundA                           10.92%                 4.27%

A Fund's inception January 7, 1993.


  The Fund's performance may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses.
Therefore, current performance does not provide a basis for determining future performance. The fact that the Fund's performance will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the Fund's performance with the performance on fixed-income investments. In comparing the performance of the Fund to other investment vehicles, consideration should also be given to the investment policies of each, including the types of investments owned, lengths of maturities of the portfolio, the method used to compute the performance and whether there are any special charges that may reduce the yield.

Custodian, Transfer Agent and Dividend-Disbursing Agent


  State Street Bank and Trust Company, P.O. Box 1790, Boston,
Massachusetts 02105, serves as custodian of the Fund's assets.  Boston
Financial Data Services, Inc., P.O. Box 953, Boston, MA 02103, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. Shareholders who request an historical transcript of their accounts will be charged a fee based upon the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.


Independent Accountants

  Price Waterhouse LLP, 7 St. Paul Street, Baltimore, Maryland 21202, has been selected by the Board of Directors to serve as the Fund's independent accountants.

Legal Counsel

  Munger, Tolles & Olson, 355 South Grand Avenue, Los Angeles,
California 90071, serves as legal counsel to the Fund.


                       FINANCIAL STATEMENTS

  The Statement of Assets and Liabilities as of June 30, 1995 for the
Corporate Securities Portfolio, and Mortgage Securities Portfolio, and the Report of Independent Accountants related thereto, are shown on the following pages. As of June 30, 1995, neither the Corporate Securities
Portfolio nor the Mortgage Securities Portfolio had commenced operations
(i.e. first begun to invest its assets in accordance with its investment objectives). Accordingly, no financial statements other than such Statement of Assets and Liabilities have been prepared.

  The International Portfolio's Portfolio of Investments as of June 30,
1995, the Statement of Assets and Liabilities as of June 30, 1995, the
Statement of Operations for the year ended June 30, 1995, the Statement of Changes in Net Assets for the years ended June 30, 1995 and 1994;

                           33

and the Financial Highlights for the same periods, the Notes to Financial
Statements and the related Report of the Independent Accountants, all of which are included in the International Portfolio's report for the year ended June 30, 1995, are hereby incorporated by reference in this Statement of Additional Information.

                              34


                              WESTERN ASSET TRUST, INC.
                        STATEMENTS OF ASSETS AND LIABILITIES
                                     JUNE 30, 1995


                                                           Corporate            Mortgage
                                                           Securities           Securities
                                                            Portfolio           Portfolio
Assets
  Cash . . . . . . . . . . . . . . . . . . . . . .             $ 1,000              $ 1,000
  Deferred organization and initial offering
    costs. . . . . . . . . . . . . . . . . . . . .              16,000               16,000
Total assets . . . . . . . . . . . . . . . . . . .              17,000               17,000

Liabilities
  Accrued organization expenses and initial
    offering costs . . . . . . . . . . . . . . . .              16,000               16,000
Total liabilities. . . . . . . . . . . . . . . . .              16,000               16,000

Net Assets-Offering and redemption price of $100.00 per
  share with 10 shares each outstanding of the Corporate
  Securities and Mortgage Securities Portfolios
  (5,000,000,000 shares par value $.001 per share authorized)   $ 1,000             $ 1,000

                 NOTES TO STATEMENTS OF ASSETS AND LIABILITIES

     A. Western Asset Trust, Inc. ("Corporation") was organized on May 16, 1990. The Corporate Securities Portfolio and Mortgage Securities Portfolio ("Portfolios") constitute two of the nine portfolios established under the Corporation at June 30, 1995. The Portfolios have had no operations other than those matters related to their organization and registration as an investment company under the Investment Company Act of 1940 and the sale of their shares. Western Asset Management Company ("Western Asset"), a wholly owned subsidiary of Legg Mason, Inc. (a financial services holding company), has provided the initial capital for the Portfolios by purchasing 10 shares each of the Corporate Securities Portfolio and Mortgage Securities Portfolio at $100.00 per share. Such shares were acquired for investment and can be disposed of only by redemption. Legg Mason Wood Walker, Incorporated, a wholly owned subsidiary of Legg Mason, Inc. and a member of the New York Stock Exchange, acts as distributor of the Portfolios' shares.

     B. Deferred organization and initial offering costs represent expenses incurred in connection with the Portfolios' organization and will be amortized on a straight line basis over five years commencing on the effective date of each Portfolio's initial sale of shares to the public. The Portfolios have agreed to reimburse Western Asset for organization expenses advanced by Western Asset. The advances are repayable on demand but must be fully repaid within five years from the commencement of operations. The proceeds realized by Western Asset upon redemption during the amortization period of any of the shares constituting initial capital will be reduced by a proportionate amount of unamortized deferred organization expenses which the number of initial shares redeemed bears to the number of initial shares then outstanding.



                REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Western Asset Trust, Inc.

In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of Western Asset Trust Long Duration Portfolio, Limited Duration Portfolio, Short Duration Portfolio, Money Market Portfolio, Corporate Securities Portfolio and Mortgage Securities Portfolio (six of the nine portfolios comprising Western Asset Trust, Inc.) at June 30, 1995, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

Baltimore, Maryland
October 26, 1995

                              APPENDIX A

                           RATINGS OF SECURITIES


Description of Moody's Investors Service, Inc. ("Moody's") corporate bond ratings:

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Description of Standard & Poor's Ratings Group corporate bond ratings:

     AAA-This is the highest rating assigned by Standard & Poor's to an obligation and indicates an extremely strong capacity to pay principal and interest.

     AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of Moody's preferred stock ratings:

     aaa-An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

     aa-An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a-An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa-An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba-An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

Description of Moody's Short-Term Debt Ratings

     Prime-1. Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2. Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor's Commercial Paper Ratings

     A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

     A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for the issues designated "A-1".

                    PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

       (a)  Financial Statements

       The Registrant is an open-end management investment company with nine portfolios. The following financial statements are included in this Registration Statement for the respective portfolios:


       (1) Full Range Duration Portfolio. The financial statements for the year ended June 30, 1995 and the report of the independent accountants thereon are incorporated into the Statement of Additional Information (Part B) by reference to the Annual Report to Shareholders for the same period. The Full Range Duration's Financial Data Schedule appears as Exhibit 27.1.

       (2) Money Market Portfolio, Short Duration Portfolio, Limited Duration and Long Duration Portfolio. The Money Market, Short Duration Portfolio, Limited Duration and Long Duration Portfolios have not commenced operations. The audited Statement of Assets and Liabilities as of June 30, 1995 for those Portfolios, and the related Report of Independent Accountants, are included in the Statement of Additional Information describing those Portfolios. The Financial Data Schedule for Limited Duration, Long Duration, Short Duration and Money Market Portfolio appears as Exhibit 27.4, 27.5, 27.6 and 27.7, respectively.

       (3) Intermediate Duration Portfolio. The financial statements for the year ended June 30, 1995 and the report of the independent accountants thereon are incorporated into the Statement of Additional Information (Part B) by reference to the Annual Report to Shareholders for the same period. The Intermediate Duration's Financial Data Schedule appears as Exhibit 27.2.

       (4) Corporate Securities Portfolio and Mortgage Securities Portfolio. The Corporate Securities Portfolio and Mortgage Securities Portfolio have not commenced operations. The Statement of Assets and Liabilities as of June 30, 1995 for those Portfolios, and the related Report of Independent Accountants, are included in the Statement of Additional Information describing those Portfolios. The Financial Data Schedule for Corporate Securities Portfolio and Mortgage Securities Portfolio appears as Exhibit 27.8 and 27.9, respectively.

       (5) International Securities Portfolio. The financial statements for the year ended June 30, 1995 and the report of the independent accountants thereon are incorporated into the Statement of Additional Information (Part B) by reference to the Annual Report to Shareholders for the same period. The International Securities Portfolio's Financial Data Schedule appears as
Exhibit 27.3.


       (b)  Exhibits
          (1)(a) Articles of Incorporation(1)
             (b) Articles Supplementary, as filed November 14, 1991(4)
             (c) Articles Supplementary, as filed March 29, 1994(7)
          (2)    Bylaws, as amended November 8, 1990(3)
          (3)    Voting trust agreement -- none
          (4)    Specimen security(2)
          (5)    Investment advisory contract
             (a) Money Market, Limited Duration, Full Range Duration and
                 Long Duration Portfolios(3)
             (b) Corporate Securities and Mortgage Securities Portfolios(5)
             (c) International Securities Portfolio(5)
             (d) Short Duration and Intermediate Duration Portfolios(7)
          (6)    Underwriting agreement(3)

          (7)    Bonus, profit sharing or pension plans -- none
          (8)    Custodian agreement(3)
          (9)(a) Transfer Agent agreement(3)
             (b) Administration agreement
                 (1) Money Market, Limited Duration, Full Range Duration and
                     Long Duration Portfolios(3)
                 (2) Corporate Securities and Mortgage Securities Portfolios(5)
                 (3) International Securities Portfolio(5)
                 (4) Short Duration and Intermediate Duration Portfolios(7)
          (10)   Opinion of counsel
             (a) Money Market, Limited Duration, Full Range Duration and Long
                 Duration Portfolios(3)
             (b) Corporate Securities, Mortgage Securities and International
                 Securities Portfolios(5)
             (c) Short Duration and Intermediate Duration Portfolios(7)
          (11)   Other opinions, appraisals, rulings and consents
                 Accountants' consent
             (a) Money Market, Short Duration, Limited Duration, Intermediate
                 Duration, Full Range Duration and Long Duration Portfolios - filed herewith
             (b) Corporate Securities, Mortgage Securities and International
                 Securities Portfolios - filed herewith
          (12)   Financial statements omitted from Item 23 -- not applicable
          (13)   Agreement for providing initial capital(2)
          (14)   Prototype retirement plans -- none
          (15)   Plan pursuant to Rule 12b-1 -- none
          (16)   Schedule for computation of performance quotations
             (a) Money Market, Short Duration, Limited Duration and Long
                 Duration Portfolios -- none

             (b) Full Range Duration Portfolio and Intermediate Duration
                 Portfolio -- filed herewith

             (c) Corporate Securities and Mortgage Securities Portfolios --
                 none
             (d) International Securities Portfolio -- filed herewith

          (27)   Financial Data Schedule -- filed herewith

_________________________

1 Incorporated herein by reference to corresponding Exhibit of the initial Registration Statement, SEC File No. 33-34929, filed
       May 16, 1990.

2 Incorporated herein by reference to corresponding Exhibit of Pre-Effective Amendment No. 2 to the Registration Statement, SEC File No. 33-34929, filed August 27, 1990.

3 Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-34929, filed February 27, 1991.

4 Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 2 to the Registration Statement, SEC File No. 33-34929, filed November 18, 1991.

5 Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 4 to the Registration Statement, SEC File No. 33-34929, filed May 1, 1992.

6 Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 8 to the Registration Statement, SEC File No. 33-34929, filed October 29, 1993.

7 Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 10 to the Registration Statement, SEC File No. 33-34929, filed April 25, 1994.


Item 25.  Persons Controlled by or under Common Control with Registrant

       Registrant does not control any other person.

Item 26.  Number of Holders of Securities

                                        Number of Recordholders
    Title of Class                         (as of September 30, 1995)

    Shares of Capital Stock,
    $.001 par value

    Money Market Portfolio                         1
    Short Duration Portfolio                       1
    Limited Duration Portfolio                     1
    Intermediate Duration Portfolio                5
    Full Range Duration Portfolio                 25
    Long Duration Portfolio                        1
    Mortgage Securities Portfolio                  1
    Corporate Securities Portfolio                 1
    International Securities Portfolio            20


Item 27.  Indemnification

    Article ELEVENTH of the Articles of Incorporation provides that to the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages.
Article ELEVENTH also provides that no amendment, alteration or repeal of the contents contained in the preceding sentence or the adoption, alteration or amendment of any other provision of the Articles or Bylaws inconsistent with Article ELEVENTH shall adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such amendment, alteration, repeal or adoption.

    Section 11.2 of Article ELEVENTH of the Registrant's Articles of Incorporation provides that the Registrant shall indemnify its present and past directors, officers, employees and agents, and persons who are serving or have served at the Registrant's request in similar capacities for other entities to the maximum extent permitted by applicable law
(including Maryland law and the Investment Company Act of 1940).
Section 2-418(b) of the Maryland Corporations and Associations Code ("Maryland Code") permits the Registrant to indemnify its directors unless it is established that the act or omission of the director was material to the matter giving rise to the proceeding, and (a) the act or omission was committed in bad faith or was the result of active and deliberate dishonesty;
(b) the director actually received an improper personal benefit in money, property or services; or (c) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to Section 2418(j)(2) of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent. The provisions set forth above apply insofar as consistent with
Section 17(h) of the 1940 Act, which prohibits indemnification of any director or officer of the Registrant against any liability to the Registrant or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Section 10.1 of Article X of the Bylaws sets forth the procedures by which the Registrant will indemnify its directors, officers, employees and agents. Section 10.2 of Article X of the Bylaws provides that the Registrant may purchase and maintain insurance on behalf of the abovementioned persons to the extent permitted by law.

    Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation and Bylaws in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    Under the Distribution Agreement, the Fund agrees to indemnify, defend and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect the Distributor against any liability to the Corporation or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.


    The Investment Advisory Agreements provide that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or any Portfolio in connection with the performance of the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under the agreement. The Administration Agreements provide that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder.

Item 28.  Business and Other Connections of Investment Adviser


                 I. Western Asset Management Company ("Western"), the Registrant's investment adviser, is a registered investment adviser incorporated on October 5, 1971. Western is primarily engaged in the investment advisory business. Western also renders investment advice to fourteen open-end registered investment companies, one closed-end registered investment company, and private accounts. Information as to the officers and directors of Western is included in its Form ADV filed on May 17, 1995 with the Securities and Exchange Commission (registration number 801-08162) and is incorporated herein by reference.




                II. Legg Mason Fund Adviser, Inc. ("Fund Adviser"), the Registrant's administrator, is a registered investment adviser incorporated on January 20, 1982. Fund Adviser is engaged primarily in the investment advisory business. Fund Adviser also serves as investment adviser for fifteen open-end registered investment companies and as investment consultant for one closed-end registered investment company. Information as to the officers and directors of Fund Adviser is included in its Form ADV filed June 30, 1995 with the Securities and Exchange Commission (Registration Number 801-16958) and is incorporated herein by reference.


Item 29.  Principal Underwriters

     (a)  Legg Mason Cash Reserve Trust
          Legg Mason Special Investment Trust, Inc.
          Legg Mason Value Trust, Inc.
          Legg Mason Tax-Exempt Trust, Inc.
          Legg Mason Income Trust, Inc.
          Legg Mason Total Return Trust, Inc.
          Legg Mason Tax-Free Income Fund
          Legg Mason Global Trust, Inc.
          Legg Mason Investors Trust, Inc.

     (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                          Positions and              Positions and
Name and Principal        Offices with               Offices with
Business Address*         Underwriter - LMWW         Registrant

Raymond A. Mason          Chairman of the            None
                          Board

John F. Curley, Jr.       Vice Chairman              None

James W. Brinkley         President and              None
                          Director

Edmund J. Cashman, Jr.    Senior Executive           None
                          Vice President and
                          Director

Robert G. Sabelhaus       Executive Vice             None
                          President and
                          Director

Richard J. Himelfarb      Executive Vice             None
                          President and
                          Director

Edward A. Taber III       Executive Vice             None
                          President and
                          Director

Charles A. Bacigalupo     Senior Vice                None
                          President,
                          Secretary and
                          Director

Thomas M. Daly, Jr.       Senior Vice                None
                          President and
                          Director

Jerome M. Dattel          Senior Vice                None
                          President and
                          Director

Robert G. Donovan         Senior Vice                None
                          President and
                          Director

Thomas E. Hill            Senior Vice                None
One Mill Place            President and
Easton, MD  21601         Director

Arnold S. Hoffman         Senior Vice                None
1735 Market Street        President and
Philadelphia, PA  19103   Director

Carl Hohnbaum             Senior Vice                None
24th Floor                President and
Two Oliver Plaza          Director
Pittsburgh, PA  15222

William B. Jones, Jr.     Senior Vice                None

1747 Pennsylvania         President and
  Avenue, N.W.            Director
Washington, D.C. 20006

Laura L. Lange            Senior Vice                None
                          President and
                          Director

Marvin McIntyre           Senior Vice                None
1747 Pennsylvania         President and
  Avenue, N.W.            Director
Washington, D.C.  20006

Mark I. Preston           Senior Vice                None
                          President and
                          Director

F. Barry Bilson           Senior Vice                None
                          President and
                          Director

M. Walter D'Alessio, Jr.  Director                   None
1735 Market Street
Philadelphia, PA  19103

Harry M. Ford, Jr.        Senior Vice                None
                          President

William F. Haneman, Jr.   Senior Vice                None
One Battery Park Plaza    President
New York, New York  10005

Theodore S. Kaplan        Senior Vice                None
                          President and
                          General Counsel

Horace M. Lowman, Jr.     Senior Vice                None
                          President and
                          Asst. Secretary

Robert L. Meltzer         Senior Vice                None
One Battery Park Plaza    President
New York, NY  10004

William H. Miller, III    Senior Vice                None
                          President


Douglas C. Petty, Jr.     Senior Vice                None
1747 Pennsylvania         President
  Avenue, N.W.
Washington, D.C.  20006

John A. Pliakas           Senior Vice                None
99 Summer Street          President

Boston, MA  02101

E. Robert Quasman         Senior Vice                None
                          President

Gail Reichard             Senior Vice                None
7 E. Redwood St.          President
Baltimore, MD  21202

Timothy C. Scheve         Senior Vice                None
                          President and
                          Treasurer

Elisabeth N. Spector      Senior Vice                None
                          President

Joseph Sullivan           Senior Vice                None
                          President


Peter J. Biche            Vice President             None
1735 Market Street
Philadelphia, PA  19103


John C. Boblitz           Vice President             None
7 E. Redwood St.
Baltimore, MD  21202


Andrew J. Bowden          Vice President             None


D. Stuart Bowers          Vice President             None
7 E. Redwood St.
Baltimore, MD  21202

Edwin J. Bradley, Jr.     Vice President             None

Scott R. Cousino          Vice President             None

Robert Dickey, IV         Vice President             None
One World Trade Center
New York, NY  10048

John R. Gilner            Vice President             None

Richard A. Jacobs         Vice President             None

C. Gregory Kallmyer       Vice President             None

Seth J. Lehr              Vice President             None
1735 Market St.
Philadelphia, PA  19103

Edward W. Lister, Jr.     Vice President             None

Eileen M. O'Rourke        Vice President             None
                          and Controller

Marie K. Karpinski        Vice President             Vice President
                                                      and Treasurer

Jonathan M. Pearl         Vice President             None
1777 Reisterstown Rd.
Pikesville, MD  21208

Douglas F. Pollard        Vice President             None

Chris Scitti              Vice President             None
7 E. Redwood St.
Baltimore, MD  21202

Eugene B. Shephard        Vice President             None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell      Vice President             None


Alexsander M. Stewart     Vice President             None
One World Trade Center
New York, NY  10048

Lewis T. Yeager           Vice President             None
7 E. Redwood St.
Baltimore, MD  21202

Joseph F. Zunic           Vice President             None

Charles R. Spencer, Jr.   Vice President             None
600 Thimble Shoals Blvd.
Newport News, VA 23606



    * All addresses are 111 South Calvert Street, Baltimore,
Maryland 21202, unless otherwise indicated.

          (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 30.  Location of Accounts and Records

          State Street Bank and Trust Company
          P.O. Box 1713
          Boston, Massachusetts 02105

Item 31.  Management Services --  none

Item 32.  Undertakings

          (b) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement.

          (c) Registrant hereby undertakes to provide each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Western Asset Trust, Inc., certifies that it meets all the requirements for effectiveness in this Post-Effective Amendment No. 13 to its Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pasadena and State of California, on the 30th day of October, 1995.

                                                WESTERN ASSET TRUST, INC.


                                   By: /s/ W. Curtis Livingston, III
                                       W. Curtis Livingston, III
                                       President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                        Title                       Date


/s/ W. Curtis Livingston, III    President             October 30, 1995
W. Curtis Livingston, III

/s/ Norman Barker, Jr.           Director              October 30, 1995
Norman Barker, Jr.*

/s/ Richard C. Gilman            Director              October 30, 1995
Richard C. Gilman*

/s/ Gordon L. Hough              Director              October 30, 1995
Gordon L. Hough*

/s/ William G. McGagh            Director              October 30, 1995
William G. McGagh*

/s/ Ronald L. Olson              Director              October 30, 1995
Ronald L. Olson*

/s/ Louis A. Simpson             Director              October 30, 1995
Louis A. Simpson*

/s/ Marie K. Karpinski           Vice President        October 30, 1995
Marie K. Karpinski               and Treasurer



*Signatures affixed by W. Curtis Livingston, III pursuant to a power of attorney dated November 10, 1994 which is filed herewith.

                WESTERN ASSET MANAGEMENT COMPANY


                       POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Ilene S. Harker, Kent S. Engel, and W. Curtis Livingston, III, as his or her true and lawful attorneys-in-fact and agents, each acting along, with full powers of substitution, for him or her in his or her name, place and stead, in any and all capacities, to sign any or all post-effective amendments to this Registration Statement of Western Asset Trust, Inc., and to file the same, with all exhibits thereto, and all other documents in connection therewith, of the Securities Act of 1933, File
No. 33-34929 and The Investment Company of Act 1940, File No. 811-06110, granting unto said attorneys-in-fact and agents, each acting alone, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or his or her substitute may lawfully do or cause to be done by virtue hereof.



Signature                       Title                 Date

/s/ W. Curtis Livingston, III   Director              November 10, 1994
W. Curtis Livingston, III

/s/ Norman Barker, Jr.          Director              November 10, 1994
Norman Barker, Jr.

/s/ Richard C. Gilman           Director              November 10, 1994
Richard C. Gilman

/s/ Gordon L. Hough             Director              November 10, 1994
Gordon L. Hough

/s/ William G. McGagh           Director              November 10, 1994
William G. McGagh

/s/ Ronald L. Olson             Director              November 10, 1994
Ronald L. Olson

/s/ Louis A. Simpson            Director              November 10, 1994
Louis A. Simpson

/s/ Marie K. Karpinski          Vice President        November 10, 1994
Marie K. Karpinski              and Treasurer
                                (principal financial
                                and accounting
                                officer)